PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 101.1%
Asset-Backed Securities 23.4%
Automobiles 0.9%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class D, 144A	3.040%	09/22/25		20,000	$18,789,320
Series 2020-02A, Class A, 144A	2.020	02/20/27		27,000	24,525,793
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	6,600	4,717,475
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	6,600	4,756,314

Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33		17,892	16,204,770
Ford Credit Floorplan Master Owner Trust, Series 2020-01, Class C	1.420	09/15/25		16,000	15,863,973
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		91,400	79,984,478
Series 2021-02A, Class B, 144A	2.120	12/27/27		10,100	8,856,197

Hertz Vehicle Financing LLC, Series 2021-01A, Class C, 144A	2.050	12/26/25		6,200	5,808,301
JPMorgan Chase Bank, NA,
Series 2020-01, Class D, 144A	1.886	01/25/28		45	45,131
Series 2020-01, Class E, 144A	3.715	01/25/28		48	48,205
Series 2020-01, Class R, 144A	33.784	01/25/28		17,417	20,564,194
Series 2020-02, Class D, 144A	1.487	02/25/28		203	200,494
Series 2020-02, Class R, 144A	31.355	02/25/28		6,262	7,603,910
Series 2021-01, Class E, 144A	2.365	09/25/28		760	741,407
Series 2021-01, Class F, 144A	4.280	09/25/28		3,800	3,577,736
Series 2021-01, Class R, 144A	28.348	09/25/28		5,867	7,027,834
Series 2021-02, Class F, 144A	4.393	12/26/28		6,163	5,720,049
Series 2021-02, Class G, 144A	8.482	12/26/28		4,100	3,841,860
Series 2021-03, Class F, 144A	3.694	02/26/29		2,900	2,546,405
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		101,980	98,393,425
Series 2019-01A, Class B, 144A	3.950	11/14/28		25,000	23,604,975
Series 2022-01A, Class D, 144A	5.900	12/16/30		8,465	8,133,582

Santander Bank, NA, Series 2021-01A, Class E, 144A	6.171	12/15/31		4,250	3,576,950
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class R, 144A	0.000	08/15/28		27	1,365,429
					366,498,207

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations 21.1%
AGL CLO Ltd. (Cayman Islands), Series 2020-05A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.748%(c)	07/20/34		7,000	$6,937,000
AlbaCore EURO CLO DAC (Ireland), Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	3.200(c)	06/15/34	EUR	24,500	25,423,011
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.670(c)	07/15/31		141,083	140,107,002
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.782(c)	01/19/35		57,250	56,512,849
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.716(c)	04/20/35		21,000	20,685,000

Anchorage Capital Europe CLO DAC (Ireland), Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.513(c)	04/15/34	EUR	47,000	50,366,759
Ares CLO Ltd. (Cayman Islands), Series 2021-61A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.738(c)	10/20/34		13,500	13,381,875
Ares European CLO DAC (Ireland), Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)	4.433(c)	04/15/32	EUR	39,750	42,888,036
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	4.083(c)	11/15/31	EUR	60,377	65,222,468
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	13,315	13,798,083

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.563(c)	11/27/31		76,713	76,137,262
Atlas Senior Loan Fund XXI Ltd. (United Kingdom), Series 2023-21A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.526(c)	07/20/35		163,250	163,260,121
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	4.517(c)	06/22/34	EUR	52,000	55,915,995
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 3.280%, Floor 1.180%)	3.280(c)	06/22/34	EUR	22,500	23,249,133
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	6.567(c)	04/23/31		9,438	9,361,024

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.755%(c)	10/21/34		141,000	$138,624,390
Bain Capital Euro CLO DAC (Ireland),
Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	4.485(c)	04/20/32	EUR	70,262	76,149,210
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	4.543(c)	07/15/34	EUR	47,750	51,135,765
Barings CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	4.623(c)	04/15/36	EUR	13,600	14,485,868
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.580(c)	10/15/33		29,175	29,058,300
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.688(c)	01/20/34		148,400	147,906,748
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.757(c)	04/24/34		114,000	112,723,656
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.708(c)	12/19/32		92,500	91,820,606

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.740(c)	10/15/34		73,525	72,624,319
Blackrock European CLO Designated Activity Co. (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	4.565(c)	07/19/35	EUR	105,500	112,864,883
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.499(c)	08/20/32		118,500	117,580,215
BlueMountain Fuji Eur CLO DAC (Ireland), Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	5.213(c)	01/15/33	EUR	13,200	13,989,002
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	4.263(c)	04/15/31	EUR	47,051	50,739,883
Bosphorus CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.272(c)	05/25/34	EUR	123,800	132,435,928

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.758%(c)	07/20/34		19,410	$19,080,030
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.670(c)	04/15/32		51,300	50,628,827
Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.276(c)	03/15/32	EUR	172,250	185,628,294
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	6.669(c)	07/27/31		2,480	2,464,704
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.668(c)	01/20/32		66,012	65,731,643

Carlyle Global Market Strategies Euro CLO DAC (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	4.451(c)	01/25/32	EUR	24,954	26,960,643
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 0.000%)	6.608(c)	04/20/31		6,705	6,645,152
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.668(c)	04/20/31		16,500	16,398,310
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.708(c)	07/20/34		170,500	168,764,992
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.357% (Cap N/A, Floor 1.095%)	6.708(c)	01/25/33		160,750	159,624,750
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.768(c)	01/20/35		72,425	70,884,680
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.768(c)	07/20/34		89,850	88,771,800

CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.713(c)	01/15/34	EUR	68,500	73,838,386
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	6.628(c)	04/20/31		8,500	8,457,330
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)	6.710(c)	07/15/34		61,250	60,660,775

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Crestline Denali CLO Ltd. (Cayman Islands), Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)	6.630%(c)	10/15/31		132,000	$130,927,381
Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.778(c)	07/20/34		59,500	58,378,770
Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.690(c)	01/17/34		102,500	100,749,864
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	5,272	5,475,087
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	4.156(c)	09/15/31	EUR	110,857	119,492,380
Series 12A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.448(c)	01/23/32	EUR	236,250	254,902,824
Series 12A, Class B2R, 144A	2.100	01/23/32	EUR	15,000	14,613,099
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.233(c)	05/22/32	EUR	43,650	47,228,596
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	4.547(c)	09/22/34	EUR	15,000	16,058,124
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.800(c)	10/15/29		13,538	13,424,768
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.850(c)	07/15/29		5,611	5,580,803
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.690(c)	07/15/31		102,600	101,514,318
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.760(c)	07/15/34		45,100	44,601,032
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.788(c)	10/20/34		88,000	86,233,154

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.738(c)	04/20/34		112,250	111,430,283
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	6.580(c)	04/15/31		100,418	99,568,203
Series 2018-01A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 0.000%)	6.970(c)	04/15/31		10,000	9,886,967

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.641(c)	04/26/31		32,750	32,306,604

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.691%(c)	12/25/35	EUR	43,250	$46,178,930
Series 05A, Class B2, 144A	2.100	10/25/34	EUR	15,000	13,685,475
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 0.000%)	6.748(c)	10/20/29		10,853	10,829,278
Series 2013-02RR, Class A2, 144A, 3 Month SOFR + 1.887% (Cap N/A, Floor 0.000%)	7.213(c)	10/20/29		1,025	1,008,439
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.728(c)	04/20/34		11,500	11,370,050
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	6.344(c)	05/06/30		37,179	37,002,553
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	6.326(c)	02/05/31		6,992	6,939,116

Invesco Euro CLO DAC (Ireland), Series 04A, Class B2, 144A	1.950	04/15/33	EUR	10,000	9,146,368
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 0.000%)	6.763(c)	10/20/31		156,509	155,236,726
Jubilee CLO DAC (Ireland),
Series 2013-10A, Class A1RR, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.493(c)	07/15/34	EUR	21,317	22,762,916
Series 2013-10A, Class A2RR, 144A, 3 Month EURIBOR + 1.000% (Cap 3.100%, Floor 1.000%)	3.100(c)	07/15/34	EUR	30,000	30,833,451
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.750(c)	01/15/31		1,314	1,305,953
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.758(c)	07/20/34		89,750	89,318,599

Logan CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.748(c)	07/20/34		112,750	111,736,299
Madison Park Euro Funding DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.463(c)	07/15/32	EUR	94,380	101,646,590
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class A1R2, 144A, 3 Month SOFR + 1.182% (Cap N/A, Floor 0.920%)	6.527(c)	01/22/28		3,145	3,127,747

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands), (cont’d.)
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)	6.650%(c)	10/15/32		161,000	$159,671,750
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.690(c)	07/17/34		94,500	93,544,038
Series 2021-59A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.712(c)	01/18/34		49,525	49,227,850
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.715(c)	04/21/31		35,645	35,311,390
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	7.395(c)	04/21/31		17,500	17,019,747
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.738(c)	07/20/31		54,250	53,878,279
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.561(c)	10/12/30		116,730	115,722,444
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.820(c)	10/15/34		37,450	36,759,212
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.568(c)	07/22/34	EUR	98,400	104,918,742
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	3.200(c)	07/22/34	EUR	19,000	19,602,979

OAK Hill European Credit Partners DAC (Ireland), Series 2017-06A, Class A1, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	4.435(c)	01/20/32	EUR	25,658	27,828,068
Oaktree CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.717(c)	04/22/30		105,500	104,761,500
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.580(c)	07/17/29		9,135	9,060,633
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.881(c)	10/30/30		2,310	2,293,182
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.638(c)	04/20/31		91,859	90,847,116

OZLME DAC (Ireland), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.162(c)	08/24/30	EUR	65,298	70,632,851

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	6.509%(c)	05/21/34		144,500	$142,563,700
Palmer Square European CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	4.593(c)	04/15/35	EUR	15,000	16,093,032
Series 2021-02A, Class A2, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	04/15/35	EUR	10,500	10,899,198

PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 0.000%)	6.720(c)	07/15/31		69,700	69,117,580
Providus CLO DAC (Ireland), Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.413(c)	07/15/31	EUR	203,608	219,402,952
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	6.419(c)	02/20/30		818	811,238
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.660(c)	06/20/34		40,600	40,299,345
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.738(c)	01/20/35		19,317	19,031,128

Rockford Tower CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.768(c)	10/20/34		97,000	95,724,673
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 1.175%)	6.788(c)	07/25/31		37,000	36,797,229
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.618(c)	04/20/31		39,182	38,828,932
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	6.424(c)	05/07/31		50,000	49,415,600
Series 2017-10A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	7.138(c)	04/20/29		33,250	32,661,428

Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.723(c)	04/25/31		2,702	2,683,051

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.568%(c)	10/20/30		3,475	$3,438,970
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.668(c)	01/20/32		21,830	21,567,245

St. Pauls CLO DAC (Ireland), Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.701(c)	10/25/35	EUR	34,750	37,057,893
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.551(c)	04/25/30	EUR	103,961	112,392,153
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	4.093(c)	02/20/30	EUR	105,359	114,009,625
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	4.550(c)	07/18/34	EUR	90,050	96,566,557

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.707(c)	07/23/33		121,000	119,368,872
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.811(c)	10/29/34		141,000	137,734,637
Series 2020-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.748(c)	04/20/34		47,500	47,026,211

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.810(c)	01/17/30		55,987	55,558,339
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 0.000%)	6.788(c)	07/20/31		3,250	3,216,066
Tikehau CLO DAC (Ireland), Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	4.563(c)	10/15/31	EUR	50,660	54,765,477
Tikehau US CLO Ltd. (Bermuda), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.466(c)	07/15/34		47,250	47,511,344
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.711(c)	07/25/34	EUR	98,050	105,138,338
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.653(c)	07/15/34	EUR	115,250	123,222,345

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Trimaran Cavu Ltd., Series 2019-01A, Class B, 144A, 3 Month SOFR + 2.462% (Cap N/A, Floor 2.200%)	7.788%(c)	07/20/32		33,500	$33,104,603
Trinitas CLO Ltd. (Cayman Islands),
Series 2018-08A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	6.688(c)	07/20/31		70,000	69,396,236
Series 2023-22A, Class A1, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.923(c)	07/20/36		101,500	102,440,266
Vendome Funding CLO Ltd. (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.950% (Cap N/A, Floor 0.950%)	4.655(c)	07/20/34	EUR	61,900	66,432,024
Series 01A, Class A2R, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	07/20/34	EUR	24,000	24,837,444
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.830(c)	01/15/32		38,750	38,421,241
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.672(c)	07/18/31		38,373	37,955,794
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.700(c)	04/15/34		10,000	9,845,000

Vibrant CLO Ltd. (Cayman Islands), Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.708(c)	07/20/31		195,000	192,899,343
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.650(c)	10/17/32		139,500	137,954,479
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.742(c)	07/19/34		121,000	118,958,827
Voya Euro CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.413(c)	10/15/30	EUR	51,072	55,225,823
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.633(c)	10/15/34	EUR	81,870	87,532,882

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.788(c)	10/20/31		18,500	18,306,242

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.860%(c)	04/15/30		41,077	$40,871,899
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.788(c)	07/20/31		139,155	137,738,107
					8,850,328,603
Consumer Loans 0.4%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	20,600	14,930,606
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		15,900	14,123,175
Lendmark Funding Trust, Series 2021-01A, Class C, 144A	3.410	11/20/31		1,300	1,075,834
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32		2,765	2,749,225
Series 2020-AA, Class A, 144A	2.190	08/21/34		25,800	24,872,903
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32		2,387	2,379,438
Series 2020-02A, Class A, 144A	1.750	09/14/35		68,400	61,469,370

Oportun Funding XIII LLC, Series 2019-A, Class A, 144A	3.080	08/08/25		19,945	19,638,314
Oportun Funding XIV LLC, Series 2021-A, Class A, 144A	1.210	03/08/28		27,190	25,970,564
					167,209,429
Home Equity Loans 0.0%
ABFC Trust, Series 2003-OPT01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	6.052(c)	04/25/33		1,839	1,790,054
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	5.019(c)	01/25/35		173	164,849
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	6.387(c)	11/25/33		352	335,402
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month SOFR + 0.854% (Cap N/A, Floor 0.740%)	5.150(c)	12/25/33		658	629,033

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	3.691%(c)	01/25/34	17	$15,123
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE09, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	6.387(c)	12/25/34	1,245	1,128,034
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE08, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	6.387(c)	09/25/34	206	198,338
Bear Stearns Asset-Backed Securities Trust, Series 2002-02, Class A2, 1 Month SOFR + 1.314% (Cap 11.000%, Floor 1.200%)	6.612(c)	10/25/32	5	5,410
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.462(c)	11/25/33	201	198,369
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)	8.337(c)	10/25/31	36	34,092
GSAA Trust, Series 2006-07, Class AF2	5.995(cc)	03/25/46	602	231,692
Home Equity Asset Trust,
Series 2003-03, Class M1, 1 Month SOFR + 1.404% (Cap N/A, Floor 1.290%)	6.702(c)	08/25/33	416	402,074
Series 2004-07, Class M1, 1 Month SOFR + 1.044% (Cap N/A, Floor 0.930%)	6.342(c)	01/25/35	39	38,340

Merrill Lynch Mortgage Investors Trust, Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	6.132(c)	07/25/34	156	151,150
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month SOFR + 1.389% (Cap N/A, Floor 1.275%)	6.687(c)	04/25/33	360	365,295
Series 2004-HE03, Class A4, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	6.212(c)	03/25/34	483	446,095
Series 2004-HE08, Class A7, 1 Month SOFR + 1.174% (Cap N/A, Floor 1.060%)	6.472(c)	09/25/34	663	613,893

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	3.791%(c)	10/25/33	962	$921,367
Series 2004-01, Class M1, 1 Month SOFR + 0.999% (Cap 11.500%, Floor 0.885%)	6.297(c)	05/25/34	291	281,813
				7,950,423
Other 0.4%
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	8.136(c)	10/16/23	29,500	25,123,751
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 3.350% (Cap N/A, Floor 0.000%)	8.762(c)	04/25/25	70,470	69,868,581
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	8.212(c)	06/25/24	66,670	64,519,186
				159,511,518
Residential Mortgage-Backed Securities 0.4%
Chase Funding Trust, Series 2002-02, Class 1A5	6.333(cc)	04/25/32	39	38,896
Countrywide Asset-Backed Certificates,
Series 2003-BC05, Class 2A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.112(c)	12/25/33	370	355,073
Series 2004-03, Class 3A3, 1 Month SOFR + 0.874% (Cap N/A, Floor 0.760%)	6.172(c)	08/25/34	43	42,970
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	5.832(c)	08/25/34	2,726	2,530,791
Series 2004-06, Class 2A4, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.312(c)	11/25/34	223	212,392
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)	6.192(c)	11/25/34	247	233,352
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.462(c)	11/25/34	368	362,443

Credit Suisse Mortgage Trust, Series 2018-RPL04, 144A	4.322	07/25/50	17,150	15,046,317
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB08, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	3.727(c)	12/25/35	645	619,732

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	6.387%(c)	06/25/34		1,408	$1,399,503
Series 2005-HE03, Class M3, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.462(c)	06/25/35		301	300,288

Long Beach Mortgage Loan Trust, Series 2004-02, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	6.207(c)	06/25/34		89	86,018
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.422(c)	11/25/60	EUR	35,425	37,401,093
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month SOFR + 0.634% (Cap N/A, Floor 0.520%)	5.932(c)	06/25/35		4	3,924
Series 2004-OPT01, Class A2A, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	6.132(c)	06/25/35		294	293,203
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)	7.257(c)	01/25/35		1,354	1,295,645

Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.413(c)	09/27/75	EUR	49,104	50,790,277
Specialty Underwriting & Residential Finance Trust, Series 2003-BC02, Class M1, 1 Month SOFR + 1.239% (Cap N/A, Floor 1.125%)	6.537(c)	06/25/34		529	503,165
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.362(c)	07/25/33		531	511,060
Series 2003-BC08, Class 3A3, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.312(c)	08/25/33		12	11,961
Series 2003-BC10, Class A4, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	6.412(c)	10/25/33		143	144,127
Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	6.150(c)	09/25/34		780	750,170
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)	6.090(c)	09/25/34		549	528,221
TFS (Spain),
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	6.446(c)	03/15/26	EUR	51,208	48,364,521
					161,825,143

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Small Business Loan 0.0%
United States Small Business Administration, Series 2003-20I, Class 1	5.130%	09/01/23	1	$595
Student Loans 0.2%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43	82,210	17,622,092
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	20,310	18,711,121
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43	24,040	22,311,444
Series 2019-A, Class R, 144A	0.000	10/25/48	37,903	6,574,097

Navient Private Education Refi Loan Trust, Series 2020-GA, Class B, 144A	2.500	09/16/69	6,200	4,779,953
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	7.662(c)	11/29/24	28,082	28,080,659
				98,079,366

Total Asset-Backed Securities (cost $10,267,250,434)				9,811,403,284
Commercial Mortgage-Backed Securities 10.5%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A (original cost $35,678,061; purchased 05/09/18)(f)	3.100(cc)	05/15/35	39,245	23,919,827
Series 2018-20TS, Class H, 144A (original cost $35,625,556; purchased 05/09/18)(f)	3.100(cc)	05/15/35	40,253	23,728,849

Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.236(cc)	05/15/49	7,683	6,982,571
BANK,
Series 2017-BNK08, Class A3	3.229	11/15/50	8,521	7,717,330
Series 2019-BN20, Class A2	2.758	09/15/62	50,102	42,797,678
Series 2019-BN21, Class XB, IO	0.358(cc)	10/17/52	206,158	3,938,339
Series 2019-BN24, Class A2	2.707	11/15/62	70,000	60,421,158
Series 2020-BN29, Class A3	1.742	11/15/53	37,450	28,822,119
Series 2023-5YR2, Class A3	6.656	06/15/28	96,500	100,242,974
Series 2023-5YR2, Class XA	0.775(cc)	06/15/28	174,462	4,090,215

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903	07/15/49	2,096	1,942,255
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	15,094,376
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	5,836,955
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	4,673,322

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Barclays Commercial Mortgage Securities Trust, (cont’d.)
Series 2016-ETC, Class D, 144A	3.609%(cc)	08/14/36	21,720	$16,788,348
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	13,900	9,759,254
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	19,295	12,980,067
Series 2019-C03, Class A3	3.319	05/15/52	30,000	27,222,405
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	7.476(c)	10/15/37	35,000	33,244,169
Series 2020-C08, Class XB, IO	1.022(cc)	10/15/53	119,592	7,427,046

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	16,700	15,448,116
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	16,250	15,230,418
Series 2019-B10, Class A3	3.455	03/15/62	40,000	36,031,096
Series 2019-B11, Class A4	3.281	05/15/52	61,825	54,858,169
Series 2019-B12, Class A4	2.859	08/15/52	81,000	71,134,897
Series 2019-B13, Class A3	2.701	08/15/57	38,700	33,601,000
Series 2019-B14, Class A3	3.090	12/15/62	48,180	44,008,648
Series 2019-B14, Class A4	2.795	12/15/62	57,600	49,636,921
Series 2020-B17, Class A4	2.042	03/15/53	95,550	76,908,348
Series 2020-B20, Class A3	1.945	10/15/53	13,000	10,699,075
Series 2020-B21, Class A4	1.704	12/17/53	37,450	29,771,173
Series 2023-V03, Class A3	6.363	07/15/56	30,000	30,747,705

BMO Mortgage Trust, Series 2023-C05, Class A2	6.518	06/15/56	25,000	25,569,407
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.000%)	7.336(c)	10/15/36	46,300	45,658,729
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)	7.636(c)	10/15/36	90,857	89,256,181

CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	37,610	34,091,517
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	55,314	50,423,359
Series 2017-CD06, Class A4	3.190	11/13/50	81,000	73,312,387
Series 2018-CD07, Class A3	4.013	08/15/51	27,105	25,027,110

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	23,220	21,868,903
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	13,120,806
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	19,018,453

CG-CCRE Commercial Mortgage Trust, Series 2014-FL02, Class A, 144A, 1 Month SOFR + 1.968% (Cap N/A, Floor 1.854%)	7.190(c)	11/15/31	1,770	1,751,551

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197%	08/15/50	19,355	$17,792,617
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	55,458
Series 2017-C04, Class A3	3.209	10/12/50	76,000	69,983,734
Series 2017-P07, Class A3	3.442	04/14/50	15,976	14,798,716
Series 2019-GC41, Class A4	2.620	08/10/56	105,000	90,448,491
Series 2019-SMRT, Class D, 144A	4.745(cc)	01/10/36	11,000	10,950,754
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	74,901,375
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	40,376	36,647,733
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	15,000	13,315,107

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.102(c)	11/15/37	50,860	50,206,151
Commercial Mortgage Trust,
Series 2014-UBS03, Class A3	3.546	06/10/47	11,886	11,677,754
Series 2014-UBS04, Class A4	3.420	08/10/47	10,300	9,997,183
Series 2014-UBS04, Class A5	3.694	08/10/47	8,180	7,908,196
Series 2014-UBS06, Class A4	3.378	12/10/47	12,005	11,630,631
Series 2016-COR01, Class A4	3.091	10/10/49	6,400	5,840,640
Series 2017-COR02, Class A2	3.239	09/10/50	99,501	92,035,679
Series 2018-COR03, Class A2	3.961	05/10/51	54,997	51,131,270
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	29,256,166

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)	7.419(c)	05/15/36	126,541	125,172,689
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	99,640	86,283,049
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	12,268,413
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	352,366
Series 2018-CX11, Class A3	4.095	04/15/51	11,441	11,289,702
Series 2019-C16, Class A2	3.067	06/15/52	38,000	33,310,994
Series 2019-C17, Class A4	2.763	09/15/52	37,150	31,405,707

DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.518(c)	05/15/35	3,882	3,750,247
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	23,960	17,082,440
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	22,177	13,087,821

Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A4	3.071	06/10/50	6,850	6,321,271

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555%(cc)	09/10/35	30,650	$23,225,568
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0038, Class X1, IO	1.075(cc)	03/25/24	138,707	598,575
Series K0043, Class X1, IO	0.504(cc)	12/25/24	70,528	434,658
Series K0044, Class X1, IO	0.739(cc)	01/25/25	327,610	2,965,130
Series K0052, Class X1, IO	0.631(cc)	11/25/25	280,940	3,122,223
Series K0053, Class X1, IO	0.873(cc)	12/25/25	131,088	2,253,755
Series K0055, Class X1, IO	1.340(cc)	03/25/26	256,345	7,759,359
Series K0058, Class XAM, IO	0.814(cc)	08/25/26	59,334	1,298,827
Series K0069, Class X1, IO	0.346(cc)	09/25/27	518,619	6,604,147
Series K0087, Class X1, IO	0.364(cc)	12/25/28	419,181	7,067,765
Series K0090, Class X1, IO	0.709(cc)	02/25/29	458,318	15,523,824
Series K0091, Class X1, IO	0.561(cc)	03/25/29	551,575	14,931,640
Series K0092, Class XAM, IO	0.983(cc)	04/25/29	53,046	2,605,105
Series K0093, Class X1, IO	0.952(cc)	05/25/29	406,476	17,625,094
Series K0095, Class X1, IO	0.950(cc)	06/25/29	517,933	23,042,284
Series K0096, Class XAM, IO	1.393(cc)	07/25/29	56,489	3,896,453
Series K0097, Class X1, IO	1.091(cc)	07/25/29	527,329	27,708,493
Series K0101, Class X1, IO	0.835(cc)	10/25/29	467,195	19,451,253
Series K0108, Class X1, IO	1.690(cc)	03/25/30	327,279	28,793,986
Series K0114, Class X1, IO	1.116(cc)	06/25/30	256,697	15,578,599
Series K0735, Class X1, IO	0.957(cc)	05/25/26	256,641	5,401,411
Series K1513, Class X1, IO	0.859(cc)	08/25/34	333,767	20,037,647
Series Q001, Class XA, IO	2.110(cc)	02/25/32	25,190	1,958,956
Series Q002, Class XA, IO	0.987(cc)	07/25/33	31,977	1,456,162

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	7.566(c)	08/01/23	174,000	171,844,836
GS Mortgage Securities Corportation Trust, Series 2021-IP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.286(c)	10/15/36	6,770	6,398,640
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	0.933(cc)	11/10/46	8,520	85
Series 2014-GC22, Class XB, IO	0.295(cc)	06/10/47	37,110	82,930
Series 2014-GC24, Class A5	3.931	09/10/47	16,051	15,499,818
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	9,865
Series 2017-GS06, Class A2	3.164	05/10/50	13,336	12,320,626
Series 2019-GC39, Class A3	3.307	05/10/52	73,000	64,494,624
Series 2019-GC40, Class A2	2.971	07/10/52	23,780	22,997,607
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	43,239,750
Series 2019-GSA01, Class A2	2.613	11/10/52	9,120	8,419,897
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	36,025,282

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478%	06/15/34	7,630	$7,390,511
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	4,000	3,601,163
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.588(cc)	09/15/47	43,232	195,651
Series 2014-C24, Class A3	3.098	11/15/47	5,977	5,780,298
Series 2014-C24, Class A5	3.639	11/15/47	7,640	7,335,639
Series 2014-C25, Class A4A1	3.408	11/15/47	3,753	3,613,446
Series 2014-C26, Class A3	3.231	01/15/48	8,392	8,161,632
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	63,644,135
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	28,394,906
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	28,406,267
Series 2019-COR04, Class A5	4.029	03/10/52	1,500	1,346,897
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	33,206,268
Series 2019-COR05, Class XB, IO	0.953(cc)	06/13/52	65,497	2,960,432
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	26,127	24,310,942
Series 2017-C07, Class A4	3.147	10/15/50	70,000	63,592,158
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	67,591,497

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A4	2.627	08/15/49	22,269	20,178,131
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,270,963
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class A5	3.102	11/15/49	11,509	10,456,582
Series 2017-C34, Class A3	3.276	11/15/52	18,615	17,080,754
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	12,997,780
Series 2017-H01, Class A4	3.259	06/15/50	51,175	46,968,640
Series 2018-H03, Class A4	3.914	07/15/51	8,100	7,498,847
Series 2018-H04, Class A3	4.043	12/15/51	18,525	17,165,943
Series 2019-H06, Class A3	3.158	06/15/52	47,750	42,040,609
Series 2019-H07, Class A3	3.005	07/15/52	72,600	63,689,853
Series 2019-L02, Class A3	3.806	03/15/52	41,900	38,674,727
Series 2019-L03, Class A3	2.874	11/15/52	40,500	34,579,374
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	25,000	18,934,945

Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	3.945(cc)	05/10/39	21,000	14,017,187
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	29,538,057

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126%	07/05/36	20,955	$18,861,514
SREIT Trust, Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	7.961(c)	11/15/38	75,000	72,087,585
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.196	06/15/50	22,577	20,762,900
Series 2017-C03, Class A3	3.167	08/15/50	13,800	12,685,973
Series 2017-C05, Class A4	3.212	11/15/50	32,275	29,610,421
Series 2017-C06, Class A4	3.320	12/15/50	47,215	43,219,407
Series 2018-C10, Class A3	4.048	05/15/51	69,500	64,822,879
Series 2018-C11, Class A4 (original cost $40,400,000; purchased 06/28/18)(f)	3.977	06/15/51	40,000	37,069,492
Series 2018-C15, Class A3	4.075	12/15/51	19,266	17,911,583
Series 2019-C16, Class A3	3.344	04/15/52	31,500	28,447,543
Series 2019-C16, Class XB, IO	0.863(cc)	04/15/52	96,253	4,046,380
Series 2019-C17, Class A3	2.669	10/15/52	80,675	68,029,871
Series 2019-C18, Class A3	2.782	12/15/52	22,850	19,448,570

UBS-Barclays Commercial Mortgage Trust, Series 2013-C05, Class XB, IO, 144A	0.092(cc)	03/10/46	41,314	413
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4	3.548	08/15/50	2,439	2,402,604
Series 2016-C34, Class XB, IO	0.971(cc)	06/15/49	36,018	823,015
Series 2016-C35, Class XB, IO	0.929(cc)	07/15/48	55,952	1,297,432
Series 2016-C36, Class A3	2.807	11/15/59	26,739	24,631,603
Series 2017-C39, Class A4	3.157	09/15/50	37,000	33,914,633
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	933,717
Series 2018-C45, Class A3	3.920	06/15/51	25,123	23,568,407
Series 2018-C47, Class A3	4.175	09/15/61	39,016	37,056,745
Series 2018-C48, Class A5	4.302	01/15/52	10,000	9,440,128
Series 2019-C50, Class A4	3.466	05/15/52	35,300	32,200,904
Series 2019-C52, Class A4	2.643	08/15/52	86,325	75,037,022
Series 2019-C53, Class A3	2.787	10/15/52	6,100	5,278,386
Series 2019-C54, Class A3	2.892	12/15/52	44,250	38,389,667
Series 2020-C55, Class A4	2.474	02/15/53	58,725	49,434,335

Total Commercial Mortgage-Backed Securities (cost $4,902,941,229)				4,381,417,817

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $22,226; purchased 06/23/20 - 04/03/23)(f) (cost $22,226)	7.000%	08/16/23(oo)	117	$12,849
Corporate Bonds 35.8%
Aerospace & Defense 1.0%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.000	09/15/50	10,325	6,958,909
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	15,892,630
Boeing Co. (The),
Sr. Unsec’d. Notes(a)	3.200	03/01/29	15,385	13,943,030
Sr. Unsec’d. Notes	3.550	03/01/38	1,075	842,120
Sr. Unsec’d. Notes	3.600	05/01/34	42,375	36,363,739
Sr. Unsec’d. Notes	3.850	11/01/48	990	736,137
Sr. Unsec’d. Notes(a)	3.900	05/01/49	10,270	7,913,687
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	10,832,097
Sr. Unsec’d. Notes	5.705	05/01/40	12,000	11,993,460
Sr. Unsec’d. Notes	5.805	05/01/50	56,434	56,772,037
Sr. Unsec’d. Notes	5.930	05/01/60	70,975	70,959,244
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	36,550	34,357,000
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	14,345	14,183,619
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	17,912	17,912,000
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	18,025	17,778,733
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	67,181	66,929,071

General Dynamics Corp., Gtd. Notes	4.250	04/01/40	10,545	9,585,540
HEICO Corp., Gtd. Notes	5.250	08/01/28	9,750	9,723,539
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	2,700	2,621,777
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A	7.500	04/15/25	50	50,024
Sr. Sec’d. Notes	3.850	06/15/26	6,000	5,625,845

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

TransDigm UK Holdings PLC, Gtd. Notes	6.875%	05/15/26	266	$263,340
TransDigm, Inc., Gtd. Notes	6.375	06/15/26	50	49,492
				412,287,070
Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	73,330	51,083,049
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	34,745	30,033,078
Gtd. Notes	3.557	08/15/27	46,659	43,301,488
Gtd. Notes	4.390	08/15/37	2,825	2,235,423
Gtd. Notes	4.700	04/02/27	3,555	3,461,158
Gtd. Notes	6.343	08/02/30	10,195	10,195,000
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	9,736	8,813,044
Gtd. Notes	5.931	02/02/29	3,110	3,111,692

Philip Morris International, Inc., Sr. Unsec’d. Notes	2.100	05/01/30	30,645	25,321,216
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450	06/12/25	21,633	21,188,476
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	28,375	24,696,369
				223,439,993
Airlines 0.4%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	3,040	2,852,377
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	3.700	04/01/28	1,710	1,565,960
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.375	11/01/28	7,098	6,381,698
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates(a)	3.600	03/22/29	8,372	7,783,741

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	04/29/26	514	$499,046
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000	12/10/29	25,160	22,162,861
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	38,315	38,213,434
United Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	1,498	1,477,281
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450	06/01/29	7,356	6,759,577
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	11,724	10,374,631
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates(a)	3.500	09/01/31	9,663	8,726,298
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates(a)	2.700	11/01/33	8,538	7,240,144
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	34,860	33,018,881
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	8,762,106

US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.625	12/03/26	1,013	954,530
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A(a)	6.375	02/01/30	1,925	1,621,100
				158,393,665
Apparel 0.1%
Michael Kors USA, Inc., Gtd. Notes, 144A	4.250	11/01/24	10,000	9,699,338
VF Corp., Sr. Unsec’d. Notes	2.400	04/23/25	10,000	9,423,585
				19,122,923

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 0.8%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250%	02/12/32	1,055	$833,649
Sr. Unsec’d. Notes	4.750	01/15/43	16,357	12,800,606
Sr. Unsec’d. Notes	5.291	12/08/46	13,906	11,468,199
Sr. Unsec’d. Notes(a)	7.400	11/01/46	5,000	5,230,816
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	8,275	7,115,815
Sr. Unsec’d. Notes	4.271	01/09/27	32,500	30,332,583
Sr. Unsec’d. Notes	5.584	03/18/24	493	489,886
Sr. Unsec’d. Notes, GMTN	4.389	01/08/26	225	213,719
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	35,760	35,141,073
Sr. Unsec’d. Notes	6.600	04/01/36	7,295	7,569,543
Sr. Unsec’d. Notes	6.750	04/01/46	8,458	8,617,687
Sr. Unsec’d. Notes	6.800	10/01/27	3,810	3,976,754
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	20,453	19,135,831
Gtd. Notes	4.000	10/06/26	7,785	7,412,698
Gtd. Notes	4.350	01/17/27	18,700	18,010,043
Sr. Unsec’d. Notes	1.700	08/18/23	19,671	19,634,776
Sr. Unsec’d. Notes	2.350	02/26/27	5,245	4,706,962
Sr. Unsec’d. Notes(a)	2.350	01/08/31	84,135	66,512,562
Sr. Unsec’d. Notes	2.700	08/20/27	2,435	2,181,689
Sr. Unsec’d. Notes	2.900	02/26/25	46,895	44,863,277
Sr. Unsec’d. Notes	4.300	04/06/29	3,145	2,923,364
Sr. Unsec’d. Notes	5.650	01/17/29	2,775	2,769,590
Sr. Unsec’d. Notes	5.800	06/23/28	1,370	1,375,627
Sr. Unsec’d. Notes	6.000	01/09/28	14,175	14,390,120

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	3.500(cc)	10/24/25	1,980	1,901,905
				329,608,774
Auto Parts & Equipment 0.1%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875	08/15/26	4,025	3,848,906
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	2,140	2,088,258
Gtd. Notes(a)	6.500	04/01/27	26,197	25,534,407

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	2,757	2,712,337

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Dana, Inc.,
Sr. Unsec’d. Notes	4.500%	02/15/32	4,100	$3,430,624
Sr. Unsec’d. Notes	5.625	06/15/28	50	47,572

Magna International, Inc. (Canada), Sr. Unsec’d. Notes	4.150	10/01/25	3,900	3,780,151
				41,442,255
Banks 10.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.849	03/25/26	12,800	11,519,758
Sub. Notes	2.749	12/03/30	6,400	5,039,851

Bank Gospodarstwa Krajowego (Poland), Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33	33,175	33,092,062
Bank of America Corp.,
Jr. Sub. Notes, Series FF	5.875(ff)	03/15/28(oo)	31,720	29,487,910
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	11,505	9,672,411
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	267,035	221,099,511
Sr. Unsec’d. Notes	3.366(ff)	01/23/26	36,535	35,260,565
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	72,644,332
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	48,286	38,455,406
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	14,481	11,480,917
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	184,380,211
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	16,200	13,530,353
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	45,315	40,138,271
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	26,803	25,340,942
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	14,865	13,822,821
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	21,644	18,047,722
Sr. Unsec’d. Notes, MTN(a)	4.271(ff)	07/23/29	1,030	978,658
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	40,400	33,451,094
Sub. Notes, MTN	4.000	01/22/25	41,432	40,367,810
Sub. Notes, MTN	4.450	03/03/26	45,640	44,432,717

Bank Rakyat Indonesia Persero Tbk PT (Indonesia), Sr. Unsec’d. Notes	3.950	03/28/24	1,000	984,560
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	13,560	10,936,700
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	112,290	110,222,483
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	12,710	12,502,901
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	7,875	8,565,025
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	4,210	4,029,316
Sub. Notes	4.836	05/09/28	7,715	7,160,972
Sub. Notes(a)	5.088(ff)	06/20/30	14,860	13,702,352

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323%(ff)	01/13/27	65,855	$58,959,659
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	30,000	25,688,952
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29	8,425	7,075,339
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32	10,000	8,217,599
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	20,610	19,916,531
Sr. Unsec’d. Notes, 144A	4.400	08/14/28	4,458	4,214,931
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	28,300	24,183,318
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	1.652(ff)	10/06/26	30,045	27,166,235
Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32	13,750	10,657,311
Sr. Unsec’d. Notes, 144A, MTN(a)	3.250	01/11/28	6,850	6,240,783
Sr. Unsec’d. Notes, 144A, MTN	3.500	10/23/27	4,330	3,959,196
Sub. Notes, 144A, MTN	4.500	03/15/25	3,000	2,891,847
Sub. Notes, 144A, MTN	4.625	07/11/24	3,460	3,389,444
Sub. Notes, 144A, MTN(a)	4.875	04/01/26	1,015	974,727
Sub. Notes, 144A, MTN	5.700	10/22/23	21,237	21,175,003

Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.750	05/05/26	15,200	14,994,149
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	26,270	22,842,330
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	40,750	38,693,675
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	48,265	42,748,661
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	31,420	28,197,288
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	181,110	153,304,399
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	42,499,393
Sr. Unsec’d. Notes	3.400	05/01/26	19,755	18,793,689
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	24,020	22,282,189
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	11,786,176
Sr. Unsec’d. Notes	3.700	01/12/26	21,145	20,326,989
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	63,929	56,515,087
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,611,433
Sr. Unsec’d. Notes	5.316(ff)	03/26/41	47,128	45,841,510
Sub. Notes	4.300	11/20/26	705	677,208
Sub. Notes	4.400	06/10/25	22,485	21,917,999
Sub. Notes	4.450	09/29/27	470	451,851
Sub. Notes	4.750	05/18/46	42,640	36,687,924

Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24	3,040	2,947,888
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25	22,650	21,641,031

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.129%(ff)	11/24/26	27,405	$24,836,877
Sr. Unsec’d. Notes	3.961(ff)	11/26/25	9,130	8,779,454
Sr. Unsec’d. Notes	7.146(ff)	07/13/27	12,705	12,962,110
Sub. Notes	3.729(ff)	01/14/32	15,400	12,025,098
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	10,000	9,976,134
Sr. Unsec’d. Notes, GMTN	2.868	09/05/23	10,000	9,974,540
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26	6,525	6,015,942
Sr. Unsec’d. Notes	4.200	08/08/23	9,280	9,275,827
Sr. Unsec’d. Notes	4.250	03/13/26	675	640,750
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	5,965	4,872,757
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	15,995	14,337,183
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	48,415	38,085,521
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	54,500	44,682,387
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	110,085	81,559,059
Sr. Unsec’d. Notes(a)	3.272(ff)	09/29/25	24,791	24,047,544
Sr. Unsec’d. Notes	3.500	01/23/25	24,530	23,763,133
Sr. Unsec’d. Notes	3.500	04/01/25	3,630	3,500,241
Sr. Unsec’d. Notes	3.750	02/25/26	31,393	30,140,063
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	16,800	15,647,590
Sr. Unsec’d. Notes	3.850	01/26/27	41,450	39,550,129
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	10,000	9,482,543
Sr. Unsec’d. Notes, EMTN	4.650(cc)	05/31/24	80,768	79,573,514
Sub. Notes	5.150	05/22/45	12,240	11,496,065
Sub. Notes	6.750	10/01/37	216	234,267
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.645(ff)	04/18/26	4,200	3,899,177
Sr. Unsec’d. Notes	4.292(ff)	09/12/26	1,625	1,568,030
Sr. Unsec’d. Notes	4.583(ff)	06/19/29	9,365	8,828,849

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	2,400	2,362,409
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	7.778(ff)	06/20/54	22,995	23,249,677
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%(a)	8.214(c)	11/01/23(oo)	30,100	29,975,164
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	29,225	28,469,247
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	75,829	71,658,405
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	89,955	83,255,905

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Jr. Sub. Notes, Series KK	3.650%(ff)	06/01/26(oo)	28,750	$25,724,368
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	51,625	41,081,184
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	85,065	71,996,245
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	105,105	86,394,804
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	109,145	94,702,423
Sr. Unsec’d. Notes	2.950	10/01/26	10,055	9,422,968
Sr. Unsec’d. Notes	3.300	04/01/26	15,650	14,915,427
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	91,135	83,780,693
Sr. Unsec’d. Notes	3.960(ff)	01/29/27	7,250	6,999,358
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	5,978,765
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	49,649,332
Sr. Unsec’d. Notes	4.493(ff)	03/24/31	90,385	86,514,352
Sr. Unsec’d. Notes	4.565(ff)	06/14/30	33,000	31,761,991
Sub. Notes	3.875	09/10/24	18,575	18,205,611

Kasikornbank PCL (Thailand), Sub. Notes, EMTN	3.343(ff)	10/02/31	8,650	7,692,185
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	16,495	15,574,033
Sr. Unsec’d. Notes	3.900	03/12/24	6,047	5,967,561

M&T Bank Corp., Sub. Notes	4.000	07/15/24	500	488,631
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes(a)	2.900	02/06/25	22,225	21,091,141
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.170	09/11/27	9,800	8,985,583
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	65,450	52,062,112
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	129,705	110,404,268
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	4,690	4,585,627
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	46,862,702
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	10,045,647
Sr. Unsec’d. Notes, GMTN	5.597(ff)	03/24/51	31,799	33,132,611
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	69,925	54,357,815
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	88,076	68,811,234
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	21,457	14,016,451
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	49,095	46,155,184
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	29,190	27,164,235
Sr. Unsec’d. Notes, MTN	5.250(ff)	04/21/34	14,145	13,955,158
Sub. Notes, GMTN	4.350	09/08/26	15,545	15,027,457
Sub. Notes, MTN	3.950	04/23/27	16,325	15,541,397

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.445%(ff)	05/08/30	5,539	$5,140,402
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	5,790	5,547,500

PNC Bank NA, Sub. Notes	4.050	07/26/28	1,200	1,108,851
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes(a)	3.450	04/23/29	19,895	18,144,628
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	30,325	30,372,871

Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	47,800	42,702,455
State Street Corp., Sub. Notes	2.200	03/03/31	14,046	11,362,177
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	10.038(c)	09/30/24	53,396	50,493,636
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	34,643	30,927,942
Sr. Unsec’d. Notes, MTN(a)	5.867(ff)	06/08/34	12,675	12,782,646
Sub. Notes, MTN(a)	3.875	03/19/29	7,550	6,798,650

U.S. Bancorp, Sr. Unsec’d. Notes(a)	5.836(ff)	06/12/34	20,315	20,604,585
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25	9,590	9,283,027
Sr. Unsec’d. Notes	4.550	04/17/26	4,065	3,934,973
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	4,900	4,342,821
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	17,775	15,767,252
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	12,037,970
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	7,969,775
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	10,582	10,170,787
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,333,757
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31	25,500	22,968,202
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	3,321,530

UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	28,415	26,001,745
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	47,487,541
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	8,235	7,784,123
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	189,245	159,876,017
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	55,529	48,047,626
Sr. Unsec’d. Notes, MTN	4.478(ff)	04/04/31	91,313	86,568,849
				4,551,475,857

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700%	02/01/36	25,400	$24,635,539
Gtd. Notes	4.900	02/01/46	61,875	58,670,259
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.600	04/15/48	6,600	6,024,875
Gtd. Notes	5.450	01/23/39	39,566	40,785,965
Gtd. Notes	5.550	01/23/49	28,090	29,123,228
Gtd. Notes	8.000	11/15/39	1,880	2,373,222
Gtd. Notes	8.200	01/15/39	445	575,484
				162,188,572
Biotechnology 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.650	03/02/53	65,380	65,589,016
Sr. Unsec’d. Notes	5.750	03/02/63	21,500	21,612,230
				87,201,246
Building Materials 0.1%
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	5.450	11/19/29	413	399,747
JELD-WEN, Inc., Sr. Sec’d. Notes, 144A	6.250	05/15/25	2,000	2,031,088
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24	2,300	2,268,306
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	3,315	3,131,437
Sr. Unsec’d. Notes	4.300	07/15/47	22,500	18,432,163
Sr. Unsec’d. Notes	4.400	01/30/48	3,580	2,973,509

Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	7,200	6,858,707
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/31	18,650	15,050,131
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	50	43,456
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,325	1,232,153
				52,420,697
Chemicals 0.6%
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43	11,140	11,145,546

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes(a)	4.500%	01/10/28		2,600	$2,371,018
Gtd. Notes, 144A	4.500	01/10/28		13,200	12,037,476
Gtd. Notes, 144A	4.500	01/31/30		3,000	2,550,750
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		8,565	7,422,256
Gtd. Notes	5.375	03/15/44		19,358	17,599,043

CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	1.125	09/22/24	EUR	4,395	4,601,222
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42		75	63,406
Sr. Unsec’d. Notes	4.800	05/15/49		10,718	9,366,470
Sr. Unsec’d. Notes	5.250	11/15/41		2,101	2,003,833
Sr. Unsec’d. Notes	5.550	11/30/48		504	490,228
Sr. Unsec’d. Notes(a)	6.900	05/15/53		5,650	6,393,826
Sr. Unsec’d. Notes	9.400	05/15/39		125	169,732
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49		12,925	9,861,110
Sr. Unsec’d. Notes	5.650	05/18/33		8,600	8,315,330

LYB International Finance BV, Gtd. Notes	4.875	03/15/44		10,495	9,073,493
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40		14,600	10,796,990
Gtd. Notes	4.200	10/15/49		39,600	30,421,374
Gtd. Notes	4.200	05/01/50		12,760	9,793,739

Mosaic Co. (The), Sr. Unsec’d. Notes	5.625	11/15/43		3,455	3,263,362
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24		1,589	1,549,275
Sr. Unsec’d. Notes, 144A	5.000	05/01/25		3,190	3,066,388
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43		3,370	3,000,157
Sr. Unsec’d. Notes	5.250	01/15/45		8,000	7,407,270
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24		47,980	47,384,088
Gtd. Notes(a)	6.500	09/27/28		7,510	6,905,821

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		1,240	1,193,514

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000%	12/16/27		4,604	$4,616,358
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A(a)	4.875	06/15/27		2,131	2,013,648
					234,876,723
Coal 0.0%
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	03/01/42		3,050	2,685,189
Sr. Unsec’d. Notes	5.400	02/01/43		1,000	900,384
Sr. Unsec’d. Notes	6.000	08/15/40		8,563	8,295,841
					11,881,414
Commercial Services 0.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		1,714	1,598,199
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		3,420	3,269,893
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		31,075	23,745,023
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(a)	4.625	06/01/28		21,390	18,181,500
Sr. Sec’d. Notes, 144A	4.625	06/01/28		14,970	12,649,650

AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		50	46,990
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119		39,775	26,571,521
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	1,795,326
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	22,944	23,680,013
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,186,560
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		27,400	27,171,950
Gtd. Notes, 144A	3.300	12/01/26		10,390	9,723,711
Gtd. Notes, 144A	3.800	11/01/25		17,535	16,892,698
Gtd. Notes, 144A	4.200	11/01/46		7,890	6,586,720
Gtd. Notes, 144A	4.500	02/15/45		3,720	3,228,608
Gtd. Notes, 144A	6.700	06/01/34		2,355	2,594,800
Gtd. Notes, 144A	7.000	10/15/37		4,090	4,682,891

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Global Payments, Inc., Sr. Unsec’d. Notes	4.950%	08/15/27		10,005	$9,812,489
Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		8,040	5,276,324
Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48		7,250	6,118,523
Loxam SAS (France), Sr. Sub. Notes	4.500	04/15/27	EUR	8,735	8,571,688
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		18,113	13,725,543
Unsec’d. Notes	4.678	07/01/2114		3,000	2,771,002
President & Fellows of Harvard College,
Unsec’d. Notes(a)	2.517	10/15/50		8,950	5,910,341
Unsec’d. Notes	3.150	07/15/46		9,930	7,542,509
Unsec’d. Notes	3.300	07/15/56		5,630	4,245,298
Unsec’d. Notes	3.619	10/01/37		4,010	3,457,960

Trustees of Princeton University (The), Unsec’d. Notes, Series 2020(a)	2.516	07/01/50		6,310	4,252,146
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		1,065	756,135
United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32		5,275	4,466,009
Gtd. Notes(a)	4.875	01/15/28		70,980	67,667,068
Gtd. Notes(a)	5.250	01/15/30		15,359	14,629,105

University of Chicago (The), Unsec’d. Notes, Series 20B	2.761	04/01/45		6,560	5,003,461
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226	10/01/2120		5,210	3,173,635
Unsec’d. Notes, Series 2017	3.841	10/01/47		9,375	8,023,509
					360,008,798
Computers 0.1%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,500	2,608,296
Hurricane Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	20,000	24,383,650
Leidos, Inc., Gtd. Notes	2.300	02/15/31		20,140	16,112,562
NCR Corp., Gtd. Notes, 144A	5.750	09/01/27		500	503,531
					43,608,039

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services 1.0%
Aircraft Finance Co. Ltd. (China), Sr. Sec’d. Notes, Series B	4.100%	03/29/26		1,187	$1,137,115
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		43,775	39,764,685
CDP Financial, Inc. (Canada),
Gtd. Notes	5.600	11/25/39		1,200	1,264,314
Gtd. Notes, 144A	5.600	11/25/39		4,045	4,261,791

Charles Schwab Corp. (The), Jr. Sub. Notes, Series H	4.000(ff)	12/01/30(oo)		28,365	22,503,712
Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	4.650(cc)	06/12/24		42,866	42,192,211
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25		14,835	14,203,082
Eole Finance SPC (France), Gtd. Notes	2.341	02/24/24		3,934	3,885,116
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	7.606(c)	05/31/25		196,680	189,796,200
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32		39,020	30,021,269
Sr. Unsec’d. Notes	6.500	01/20/43		820	825,650
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	5.125	12/15/30		2,725	2,306,252
Gtd. Notes, 144A	5.500	08/15/28		12,330	11,178,190
Gtd. Notes, 144A(a)	6.000	01/15/27		15,935	15,236,525

OneMain Finance Corp., Gtd. Notes	3.875	09/15/28		10,325	8,498,772
PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29		5,100	4,213,364
Penta Aircraft Leasing LLC, U.S. Gov’t. Gtd. Notes	1.691	04/29/25		819	788,371
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.923(s)	06/02/25		1,331	1,235,664
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	2,795,202
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	0.550	07/30/24		9,000	8,549,503
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24		2,384	2,359,146
U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25		3,595	3,460,154
					410,476,288

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 2.9%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100%	12/01/26	1,300	$1,223,167
Sr. Unsec’d. Notes	3.750	12/01/47	5,595	4,478,506
Sr. Unsec’d. Notes	3.800	06/15/49	7,345	5,793,445
Sr. Unsec’d. Notes, Series M	3.650	04/01/50	7,206	5,624,376

Alexander Funding Trust, Sr. Sec’d. Notes, 144A	1.841	11/15/23	95,000	93,513,024
Appalachian Power Co., Sr. Unsec’d. Notes	3.400	06/01/25	15,645	15,027,772
Avangrid, Inc., Sr. Unsec’d. Notes	3.800	06/01/29	21,920	20,099,638
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34	14,756	12,320,889
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26	166	161,128
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	18,942	16,323,622
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	41,875	35,222,345
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	46,616	42,272,580

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	6,685	5,488,582
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950	03/01/30	26,025	22,724,365
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,071,434
CMS Energy Corp., Jr. Sub. Notes(a)	4.750(ff)	06/01/50	23,485	20,663,934
Comision Federal de Electricidad (Mexico),
Gtd. Notes	4.688	05/15/29	5,000	4,548,050
Gtd. Notes, 144A	4.688	05/15/29	45,602	41,480,035
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,110,064
First Mortgage	4.350	11/15/45	2,780	2,414,496
First Mortgage	6.450	01/15/38	690	755,243
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	5,893,112
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	2,404,217
Dominion Energy, Inc.,
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	23,040	21,069,311
Sr. Unsec’d. Notes, Series C	3.375	04/01/30	665	594,116
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	5,282,921

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	37,340	34,573,357

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Carolinas LLC,
First Mortgage	3.950%	03/15/48	6,745	$5,448,925
First Mortgage	4.250	12/15/41	6,000	5,157,538
First Ref. Mortgage	3.750	06/01/45	3,045	2,385,371
First Ref. Mortgage	4.000	09/30/42	1,025	848,491

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	12,485	11,575,347
Duke Energy Progress LLC, First Mortgage	4.100	03/15/43	2,410	2,014,221
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	758,819
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	4,959	4,719,110
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.875	07/12/28	12,375	10,425,916
Gtd. Notes, 144A	3.500	04/06/28	17,195	15,744,536
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	12,014,679
Collateral Trust	3.250	04/01/28	5,000	4,601,626
Collateral Trust	4.200	09/01/48	29,046	24,121,113
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes	7.125	02/11/25	13,000	12,899,640
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	21,602	21,435,233
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	2,800	2,793,560

Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,176,490
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	4.350	01/15/25	9,188	8,972,355
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	759,868
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	8,091,907
First Mortgage	3.950	03/01/48	8,210	6,861,122

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	25,625	23,747,236
Georgia Power Co., Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	963,984
Gulf Power Co., Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	8,877,133
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, MTN	8.910	11/18/24	590	616,333
Local Gov’t. Gtd. Notes, MTN	9.500	04/30/27	170	194,522
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	5	5,383

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Hydro-Quebec (Canada), (cont’d.)
Local Gov’t. Gtd. Notes, Series FSA	8.500%	12/01/29	60	$70,233
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	130	151,623
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	516	555,572
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,767	21,888,564
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	15,025	17,587,517
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	7,800	9,593,793
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	29,048	36,686,450
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	1,940	1,985,469
Local Gov’t. Gtd. Notes, Series MBIA	8.250	04/15/26	25	26,917
Local Gov’t. Gtd. Notes, Series MBIA	8.250	01/15/27	11	12,045

Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	15,905
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250	12/01/24	7,850	7,609,087
Sr. Unsec’d. Notes	4.100	09/26/28	3,260	3,116,347

IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	6,350	5,789,678
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	23,410	21,765,682
Sr. Sec’d. Notes, Series 6, 144A	5.000	11/12/24	6,500	6,408,610

John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42	17,509	16,442,290
MidAmerican Energy Co., First Mortgage	4.250	07/15/49	1,865	1,574,002
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40	500	476,578
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	4.800(ff)	12/01/77	12,235	10,855,062
NRG Energy, Inc.,
Gtd. Notes(a)	5.750	01/15/28	12,825	12,213,432
Gtd. Notes	6.625	01/15/27	3,051	3,027,414
Gtd. Notes, 144A	3.375	02/15/29	875	723,945
Gtd. Notes, 144A	3.625	02/15/31	13,000	10,199,916
Gtd. Notes, 144A(a)	3.875	02/15/32	8,600	6,652,089
Gtd. Notes, 144A	5.250	06/15/29	7,560	6,819,670
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	8,650	8,409,506

Oglethorpe Power Corp., First Mortgage	4.500	04/01/47	8,000	6,578,745
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	5,995	5,750,075

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage	4.550%	07/01/30		22,381	$20,349,707
First Mortgage	4.750	02/15/44		5,535	4,317,936
First Mortgage	4.950	07/01/50		5,280	4,226,853
PacifiCorp,
First Mortgage(a)	2.700	09/15/30		10,355	8,656,469
First Mortgage	3.300	03/15/51		4,510	2,996,014
First Mortgage(a)	3.350	07/01/25		9,960	9,496,912
PECO Energy Co.,
First Mortgage	4.375	08/15/52		4,050	3,560,419
First Ref. Mortgage	4.800	10/15/43		6,449	5,793,783
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	2,120	1,785,080
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	7,000	7,409,036
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	8,854	7,455,237

PPL Electric Utilities Corp., First Mortgage	4.150	06/15/48		8,855	7,496,268
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48		2,945	2,366,287
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42		1,990	1,594,561
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48		11,280	9,424,460
Sr. Sec’d. Notes	4.434	11/15/41		2,550	2,098,966

Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27		17,545	16,236,429
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40		9,512	9,194,302
First Mortgage, Series RRR	3.750	06/01/47		1,665	1,291,501
Sempra,
Sr. Unsec’d. Notes	3.400	02/01/28		28,195	26,190,511
Sr. Unsec’d. Notes	3.800	02/01/38		5,485	4,561,541
Sr. Unsec’d. Notes	4.000	02/01/48		8,300	6,475,366

Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41		725	672,924
Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49		4,755	4,009,358
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27		6,045	5,633,418
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		26,125	23,540,026

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Corp., (cont’d.)
Jr. Sub. Notes, 144A	8.000%(ff)	10/15/26(oo)	92,575	$88,054,894
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29	26,000	22,953,912
Gtd. Notes, 144A	5.000	07/31/27	37,011	34,822,176
Gtd. Notes, 144A	5.500	09/01/26	500	484,007
Gtd. Notes, 144A	5.625	02/15/27	14,625	14,141,554
Sr. Sec’d. Notes, 144A	3.550	07/15/24	4,000	3,889,836
Sr. Sec’d. Notes, 144A	3.700	01/30/27	1,800	1,660,743
				1,213,170,889
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	5,915	5,982,140
Gtd. Notes, 144A(a)	7.250	06/15/28	7,895	8,061,031
				14,043,171
Electronics 0.1%
Sensata Technologies BV, Gtd. Notes, 144A	5.000	10/01/25	7,000	6,814,836
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.750	08/09/26	20,000	17,531,049
				24,345,885
Engineering & Construction 0.2%
AECOM, Gtd. Notes	5.125	03/15/27	4,974	4,800,818
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27	2,275	2,024,363
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	10,000	8,612,500
Sr. Sec’d. Notes, 144A	3.875	04/30/28	16,302	15,209,766
Sr. Sec’d. Notes, 144A	4.250	10/31/26	17,892	17,094,912
Sr. Sec’d. Notes, 144A	5.500	10/31/46	2,935	2,531,320
Sr. Sec’d. Notes, 144A	5.500	07/31/47	45,816	39,459,030
				89,732,709

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 0.3%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000%	06/15/26		11,519	$7,945,224
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		3,045	3,025,471
Sr. Sec’d. Notes, 144A	7.000	02/15/30		5,550	5,605,472
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29		2,695	2,372,239
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750% (original cost $1,016,759; purchased 10/17/19 - 10/31/22)(f)	12.750	11/30/27(d)	EUR	1,065	380,925
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 11.625% (original cost $273,259; purchased 11/08/19 - 10/31/22)(f)	13.625	11/30/27(d)		299	79,141
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000% (original cost $12,927,980; purchased 07/24/20 - 09/30/22)(f)	11.000	09/30/26(d)	EUR	11,336	10,343,432
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625% (original cost $2,550,443; purchased 10/23/19 - 10/31/22)(a)(f)	13.625	11/30/27(d)		2,945	750,871

Codere New Holdco SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500% (original cost $6,131,227; purchased 11/19/21 - 10/31/22)(f)	7.500	11/30/27(d)	EUR	4,686	243,948
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		8,900	8,902,241
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29		500	473,594
Sr. Sec’d. Notes, 144A	6.250	01/15/27		8,150	8,129,625

Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29		3,400	2,809,957
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A(a)	5.875	09/01/31		7,350	5,428,946
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		2,848	2,908,683
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		38,595	32,155,299
Gtd. Notes	5.141	03/15/52		43,740	35,436,928
Gtd. Notes	5.391	03/15/62		14,503	11,782,267
					138,774,263

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 0.9%
Ahold Finance USA LLC (Netherlands), Gtd. Notes(a)	6.875%	05/01/29		17,470	$18,636,554
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.875	02/15/28		3,935	3,849,128
Gtd. Notes, 144A(a)	6.500	02/15/28		5,050	5,031,339

B&G Foods, Inc., Gtd. Notes(a)	5.250	09/15/27		6,250	5,385,569
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	111,200	122,194,170
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	66,355	65,464,205
Cencosud SA (Chile), Gtd. Notes, 144A(a)	4.375	07/17/27		3,835	3,643,250
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.750	12/01/31		600	508,799
Gtd. Notes, 144A(a)	5.125	02/01/28		12,454	12,076,589
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		13,358	12,626,764
Gtd. Notes	4.375	06/01/46		42,512	36,078,506
Gtd. Notes	4.625	10/01/39		11,930	10,762,362
Gtd. Notes	5.000	07/15/35		2,308	2,279,026
Gtd. Notes	5.000	06/04/42		2,237	2,090,846
Gtd. Notes	5.200	07/15/45		4,649	4,398,436

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	15,263	15,294,132
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		14,850	12,564,559
Gtd. Notes, 144A	4.200	04/01/59		11,820	9,643,358
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		4,000	3,231,524
Gtd. Notes	4.250	04/15/31		12,375	10,680,961
Gtd. Notes, 144A	5.875	09/30/27		6,575	6,495,996
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		50	44,075
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		1,420	1,209,722

Tyson Foods, Inc., Sr. Unsec’d. Notes	5.150	08/15/44		2,615	2,377,678
					366,567,548

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25		3,697	$3,834,811
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		1,028	996,405
Sr. Unsec’d. Notes	5.750	05/20/27		8,759	7,999,957
Sr. Unsec’d. Notes	5.875	08/20/26		9,250	8,712,598

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,153,068
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600	05/01/30		11,180	10,092,830
Sr. Unsec’d. Notes	4.800	02/15/44		3,815	3,427,051

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		15,235	13,897,477
Southern California Gas Co.,
First Mortgage, Series VV(a)	4.300	01/15/49		9,350	7,771,714
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	4,159,224

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	2,209,940
					60,420,264
Healthcare-Products 0.4%
DH Europe Finance II Sarl, Gtd. Notes(a)	1.350	09/18/39	EUR	13,421	10,220,548
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		31,500	27,601,909
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29		14,175	12,586,520
Medtronic Global Holdings SCA,
Gtd. Notes	1.375	10/15/40	EUR	26,375	19,375,844
Gtd. Notes	2.250	03/07/39	EUR	10,445	9,057,218

Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	16,626,114
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	25,100	19,247,447
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	16,825	11,867,035

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	36,604,489
					163,187,124

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 1.6%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387%	10/15/49	8,685	$6,375,262
Sr. Unsec’d. Notes	4.272	08/15/48	12,775	11,020,055
Unsec’d. Notes, Series 2020	2.211	06/15/30	14,025	11,713,588
Unsec’d. Notes, Series 2020	3.008	06/15/50	23,620	16,103,986
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42	4,540	3,907,323
Sr. Unsec’d. Notes	6.750	12/15/37	5,365	5,908,210
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46	3,020	2,530,923
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	29,625	25,641,820
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	4,680	3,622,665

BayCare Health System, Inc., Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50	14,365	11,538,315
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858	01/01/2114	2,815	2,509,989
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	350	279,722
Gtd. Notes, 144A	4.625	06/01/30	5,545	4,734,944
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	10,600	9,426,443
Sr. Unsec’d. Notes	4.101	03/01/28	7,840	7,541,499
Sr. Unsec’d. Notes	4.650	01/15/43	1,650	1,502,630

Hackensack Meridian Health, Inc., Sec’d. Notes, Series 2020(a)	2.675	09/01/41	40,545	28,202,421
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	8,675	8,624,283
Gtd. Notes	5.875	02/15/26	323	323,932
Gtd. Notes	7.500	11/06/33	20,412	22,426,039
Gtd. Notes, MTN	7.750	07/15/36	20,400	23,004,367
Humana, Inc.,
Sr. Unsec’d. Notes	3.950	03/15/27	6,745	6,472,094
Sr. Unsec’d. Notes	4.875	04/01/30	75,000	73,072,737

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	10,475	8,674,523
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15,275	13,188,914
Gtd. Notes, Series 2019(a)	3.266	11/01/49	21,296	15,570,985

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	3,000	2,588,256
Mayo Clinic, Unsec’d. Notes, Series 2016(a)	4.128	11/15/52	8,312	7,234,670

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	675	$574,377
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	32,095	20,631,577
Montefiore Obligated Group, Unsec’d. Notes	4.287	09/01/50	8,570	5,343,120
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	17,745	12,399,763
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.763	08/01/2116	3,615	3,032,314
Unsec’d. Notes, Series 2019	3.954	08/01/2119	14,835	10,709,799

NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44	6,375	5,826,112
Orlando Health Obligated Group, Sr. Unsec’d. Notes	3.327	10/01/50	9,850	7,076,475
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	14,445	9,577,227
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47	2,900	2,148,264
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes(a)	2.950	06/30/30	13,180	11,532,808
Sr. Unsec’d. Notes	3.500	03/30/25	8,005	7,750,397

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	6,000	5,624,791
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28	2,129	2,028,633
Sr. Sec’d. Notes	4.250	06/01/29	8,625	7,729,388
Sr. Sec’d. Notes	4.375	01/15/30	16,714	14,914,937
Sr. Sec’d. Notes	4.625	06/15/28	498	460,979
Sr. Sec’d. Notes	4.875	01/01/26	790	764,759
Sr. Sec’d. Notes(a)	5.125	11/01/27	7,180	6,818,830
Sr. Sec’d. Notes, 144A	6.750	05/15/31	5,400	5,384,076
Sr. Unsec’d. Notes	6.875	11/15/31	14,600	14,613,543
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	3,450	3,003,151
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	1,598,081
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	8,240	6,937,391
Sr. Unsec’d. Notes	2.750	05/15/40	14,785	10,917,205
Sr. Unsec’d. Notes	4.375	03/15/42	615	554,558
Sr. Unsec’d. Notes	4.625	11/15/41	1,725	1,605,273

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.750%	05/15/52	23,620	$22,256,612
Sr. Unsec’d. Notes(h)	5.050	04/15/53	103,780	102,250,815
Sr. Unsec’d. Notes	5.200	04/15/63	46,040	45,228,242
Sr. Unsec’d. Notes	5.700	10/15/40	185	194,362
Sr. Unsec’d. Notes	5.800	03/15/36	669	717,327

Willis-Knighton Medical Center, Sec’d. Notes, Series 2018	4.813	09/01/48	1,560	1,380,457
				685,326,238
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	4,675	4,045,209
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,775	1,519,735
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	50	48,309
Gtd. Notes	6.750	03/15/25	59	58,835
Gtd. Notes	7.250	10/15/29	1,350	1,327,900
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,000	807,500
Gtd. Notes, 144A(a)	6.250	09/15/27	1,525	1,408,902
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	6,025	4,985,687
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	5,225	5,244,602
Gtd. Notes, 144A(a)	3.875	08/15/29	1,150	1,000,155
KB Home,
Gtd. Notes	4.000	06/15/31	3,200	2,779,972
Gtd. Notes	4.800	11/15/29	50	46,237

Lennar Corp., Gtd. Notes	5.250	06/01/26	50	49,633
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	50	43,745
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	4,300	4,300,844
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26	7,476	7,449,205
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	500	463,976
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	6,683	6,507,603

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc., (cont’d.)
Gtd. Notes, 144A	5.875%	06/15/27		8,150	$8,031,530
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		355	331,426
					50,451,005
Household Products/Wares 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750	06/26/24		10,000	9,743,081
Housewares 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32		1,800	1,465,138
Gtd. Notes	5.250	12/15/26		52	49,713

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29		4,548	2,819,864
					4,334,715
Insurance 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	46,400	47,122,616
Sr. Unsec’d. Notes	3.900	04/01/26		13,440	13,037,050

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	5,770,191
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,030,937
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50		9,400	6,460,606
Gtd. Notes	4.300	05/15/43		4,365	3,979,019
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29		16,610	15,360,145
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	18,133,789
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	11,667,794

Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50		27,295	19,180,377
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	387,020
Sr. Unsec’d. Notes	5.950	10/15/36		755	780,623
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,012,634

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750%	03/27/24	EUR	15,700	$16,887,434
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	18,371,307
Gtd. Notes, 144A	3.951	10/15/50		13,748	10,116,018
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,636,695
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050	01/15/30		10,985	9,182,514
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	3,892,675
Sr. Unsec’d. Notes	7.000	06/15/40		6,700	6,957,540
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000	03/30/43		300	256,325
Sr. Unsec’d. Notes	5.000	04/05/46		7,530	6,615,405
Sr. Unsec’d. Notes	5.000	05/20/49		14,057	12,646,557

Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	3.625	09/30/59		758	527,833
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46		7,190	5,749,857
Gtd. Notes	4.350	05/15/43		760	617,894
Gtd. Notes	4.625	09/15/42		275	234,853

Progressive Corp. (The), Jr. Sub. Notes, Series B, 3 Month LIBOR + 2.539%	8.091(c)	08/31/23(oo)		15,110	14,784,973
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000	07/15/34		525	551,744
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44		16,598	15,072,121
Sub. Notes, 144A	6.850	12/16/39		325	361,435

Willis North America, Inc., Gtd. Notes	3.600	05/15/24		20,670	20,229,933
					289,615,914
Internet 0.0%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27		200	166,744
Expedia Group, Inc.,
Gtd. Notes(a)	2.950	03/15/31		3,208	2,704,358
Gtd. Notes	3.250	02/15/30		3,045	2,678,402
					5,549,504

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Iron/Steel 0.0%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625%	01/31/29		40	$39,826
Leisure Time 0.1%
Carnival Corp., Gtd. Notes, 144A	5.750	03/01/27		11,955	11,058,375
NCL Corp. Ltd., Gtd. Notes, 144A	5.875	03/15/26		8,650	8,174,250
Royal Caribbean Cruises Ltd., Gtd. Notes, 144A	7.250	01/15/30		2,025	2,045,250
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27		13,500	12,568,365
					33,846,240
Lodging 0.2%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32		4,900	4,108,973
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29		2,250	2,017,316
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32		17,030	14,718,990
Sr. Unsec’d. Notes, Series R	3.125	06/15/26		37,700	35,513,590
MGM Resorts International,
Gtd. Notes	4.625	09/01/26		500	474,073
Gtd. Notes(a)	4.750	10/15/28		3,000	2,768,566
Gtd. Notes	5.500	04/15/27		1,532	1,476,770
Gtd. Notes	5.750	06/15/25		25	24,696
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.625	08/08/25		2,751	2,700,643
Sr. Unsec’d. Notes	5.900	08/08/28		7,674	7,453,373

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26		13,500	12,634,650
					83,891,640
Machinery-Diversified 0.3%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		7,025	7,207,495
TK Elevator Holdco GmbH (Germany), Sr. Unsec’d. Notes(a)	6.625	07/15/28	EUR	31,146	29,964,687

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap N/A, Floor 4.750%)	8.413%(c)	07/15/27	EUR	24,306	$26,657,636
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	43,500	43,404,137

Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28		11,817	11,514,804
					118,748,759
Media 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32		18,200	14,836,477
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		12,250	10,056,773
Sr. Unsec’d. Notes, 144A	4.250	01/15/34		3,975	3,051,662
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		7,175	5,682,623
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30		11,025	9,541,698
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		3,000	2,814,443
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		14,107	12,905,803
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26		14,056	13,716,308
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51		70,000	44,287,538
Sr. Sec’d. Notes	3.900	06/01/52		15,490	10,136,844
Sr. Sec’d. Notes	4.800	03/01/50		9,593	7,256,442
Sr. Sec’d. Notes	5.125	07/01/49		40,050	31,354,119
Sr. Sec’d. Notes	5.375	04/01/38		6,070	5,200,473
Sr. Sec’d. Notes	5.375	05/01/47		26,899	21,908,485
Sr. Sec’d. Notes	5.750	04/01/48		27,908	23,873,675
Sr. Sec’d. Notes	6.384	10/23/35		7,110	6,983,851
Sr. Sec’d. Notes	6.484	10/23/45		4,326	4,042,240
Sr. Sec’d. Notes	6.834	10/23/55		7,580	7,168,501
Comcast Corp.,
Gtd. Notes	3.969	11/01/47		16	13,204
Gtd. Notes	4.250	10/15/30		21,595	20,732,757
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28		3,500	3,498,674
Sr. Unsec’d. Notes, 144A	3.350	09/15/26		15,505	14,534,045
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375	02/15/31		6,510	4,494,943
Gtd. Notes, 144A(a)	4.500	11/15/31		2,500	1,793,086
Gtd. Notes, 144A	5.375	02/01/28		208	173,624
Gtd. Notes, 144A(a)	5.500	04/15/27		6,800	5,827,524
Gtd. Notes, 144A	6.500	02/01/29		700	594,664

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.625%	12/01/30		8,450	$4,262,402
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		11,500	5,960,908
Sr. Unsec’d. Notes, 144A	7.500	04/01/28		6,465	4,003,195
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $22,541,573; purchased 07/18/19 - 10/19/20)(f)	6.625	08/15/27(d)		35,072	1,017,657
Sec’d. Notes, 144A (original cost $31,014,023; purchased 07/18/19 - 09/01/22)(f)	5.375	08/15/26(d)		104,920	3,260,084
Discovery Communications LLC,
Gtd. Notes(a)	4.000	09/15/55		12,175	8,067,760
Gtd. Notes	5.200	09/20/47		11,154	9,168,629
Gtd. Notes	5.300	05/15/49		13,607	11,248,144
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		17,000	8,570,312
Gtd. Notes(a)	5.875	11/15/24		5,185	4,731,313
Gtd. Notes	7.375	07/01/28		1,345	755,973
Gtd. Notes	7.750	07/01/26		43,472	28,119,317

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		2,400	2,415,812
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26		50	45,088
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.500	09/15/28		367	221,963
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550	05/01/37		3,690	3,547,016
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25		10,700	10,533,476
Sr. Sec’d. Notes, 144A	6.625	06/01/27		50	48,640

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	8,400	8,700,705
Virgin Media Vendor Financing Notes III DAC (United Kingdom), Sr. Sec’d. Notes	4.875	07/15/28	GBP	10,800	11,329,034
					412,487,904
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43		14,510	14,852,310

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A(a)	7.500%	04/01/25	2,498	$2,485,335
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32	10,370	9,788,295
Freeport-McMoRan, Inc., Gtd. Notes	4.550	11/14/24	50	49,125
				27,175,065
Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	500	486,136
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	347	309,046

Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	1,300	1,229,289
				2,024,471
Multi-National 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	3.750	11/23/23	10,400	10,343,216
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.250% (Cap 2.000%, Floor 0.000%)	2.000(c)	02/16/24	6,838	6,700,774
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 2.590%, Floor N/A)	2.590(c)	12/29/26	3,500	3,232,918
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	10,000	10,349,819
Unsec’d. Notes	6.950	08/01/26	2,000	2,114,258
Unsec’d. Notes, MTN	6.290	07/16/27	2,756	2,880,873
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	14,499,587
International Bank for Reconstruction & Development (Supranational Bank),
Notes, MTN	1.237(s)	10/31/30	3,739	2,670,730
Sr. Unsec’d. Notes	0.000(cc)	06/30/34	8,591	4,811,759
Sr. Unsec’d. Notes, MTN	0.000(cc)	07/31/34	4,605	2,767,375
Sr. Unsec’d. Notes, MTN	0.000(cc)	08/28/34	853	536,057
Sr. Unsec’d. Notes, MTN	0.000(cc)	11/28/34	273	182,963
Sr. Unsec’d. Notes, MTN	2.700	12/28/37	28,188	21,990,948
Unsec’d. Notes, MTN	3.448(s)	09/17/30	2,250	1,621,935
				84,703,212

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250%	02/15/29	50	$43,574
Gtd. Notes	4.125	05/01/25	228	221,322
				264,896
Oil & Gas 2.1%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	14,625	14,563,440
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	8,500	8,441,637
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	31,240	31,304,123
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A(a)	7.000	11/01/26	15,411	15,076,720
Gtd. Notes, 144A	9.000	11/01/27	11,231	14,043,698
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	10,775	10,711,959
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	29,438	27,227,995
Sr. Unsec’d. Notes	5.400	06/15/47	14,665	13,376,856
Sr. Unsec’d. Notes(a)	6.750	11/15/39	10,478	10,973,290
Sr. Unsec’d. Notes	6.800	09/15/37	6,150	6,365,995
Chesapeake Energy Corp.,
Gtd. Notes, 144A (original cost $1,700,000; purchased 02/02/21)(a)(f)	5.500	02/01/26	1,700	1,669,602
Gtd. Notes, 144A (original cost $5,034,125; purchased 02/02/21 - 09/20/21)(a)(f)	5.875	02/01/29	4,900	4,685,889
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	539	526,224
Sr. Sec’d. Notes, 144A	7.000	06/15/25	6,194	6,119,794

Civitas Resources, Inc., Gtd. Notes, 144A	8.375	07/01/28	7,825	8,049,829
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	18,725	18,705,778
Continental Resources, Inc., Gtd. Notes	3.800	06/01/24	12,160	11,932,516
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	500	493,606
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	09/15/24	50	49,729
Sr. Unsec’d. Notes	5.250	10/15/27	113	111,680
Sr. Unsec’d. Notes	5.600	07/15/41	14,172	13,528,403
Sr. Unsec’d. Notes	5.875	06/15/28	32	31,999

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Devon Energy Corp., (cont’d.)
Sr. Unsec’d. Notes	8.250%	08/01/23		500	$500,000

Diamondback Energy, Inc., Gtd. Notes	3.250	12/01/26		51,435	48,511,544
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26		3,434	3,290,201
Sr. Unsec’d. Notes(a)	6.875	04/29/30		26,440	24,802,042
Sr. Unsec’d. Notes	8.625	01/19/29		30,525	31,387,331
Sr. Unsec’d. Notes	8.875	01/13/33		18,888	19,296,453

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		10,493	10,231,801
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A(a)	4.500	03/30/24		33,234	32,830,207
Sr. Sec’d. Notes, 144A	4.875	03/30/26		27,119	25,252,399
Sr. Sec’d. Notes, 144A(a)	5.375	03/30/28		21,342	19,335,639
EQT Corp.,
Sr. Unsec’d. Notes	3.900	10/01/27		50	46,888
Sr. Unsec’d. Notes	7.000	02/01/30		50	52,718
Equinor ASA (Norway),
Gtd. Notes(a)	3.700	04/06/50		20,155	16,132,380
Gtd. Notes	4.250	11/23/41		9,026	8,039,298

Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.452	04/15/51		26,280	20,183,566
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	2.250	11/22/24(d)	EUR	1,200	1,055,520
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,000	2,391,412
Sr. Unsec’d. Notes	3.125	11/17/23(d)	EUR	40,100	39,240,055
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	8,530	9,195,459

Gazprom PJSC via Gaz Finance PLC (Russia), Sr. Unsec’d. Notes, EMTN	1.500	02/17/27(d)	EUR	1,367	939,385
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	5,617,186
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		14,575	13,452,481
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		3,200	2,914,551
Sr. Unsec’d. Notes, 144A(a)	6.250	11/01/28		4,320	4,135,287
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		19,100	17,395,137

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	2,858,190
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850	12/15/45		9,983	9,154,458
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,350	1,289,250

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
MEG Energy Corp. (Canada), (cont’d.)
Gtd. Notes, 144A(a)	7.125%	02/01/27		8,860	$8,981,825
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	6.200	03/15/40		4,200	4,241,224
Sr. Unsec’d. Notes	6.450	09/15/36		10,587	11,111,986
Sr. Unsec’d. Notes	6.625	09/01/30		50	52,435
Sr. Unsec’d. Notes	6.950	07/01/24		727	731,704
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,830,500

Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, EMTN(a)	5.625	05/20/43		2,155	2,069,209
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	22,380	24,969,500
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,000	1,225,009
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	9,525	9,478,979
Gtd. Notes	4.750	02/26/29	EUR	5,937	5,112,585
Gtd. Notes	5.350	02/12/28		8,849	7,251,755
Gtd. Notes(a)	6.490	01/23/27		22,735	20,171,629
Gtd. Notes	6.500	03/13/27		40,109	35,514,514
Gtd. Notes	6.500	01/23/29		19,625	16,303,469
Gtd. Notes(a)	6.625	06/15/35		2,920	2,072,470
Gtd. Notes	6.700	02/16/32		9,449	7,274,785
Gtd. Notes	6.840	01/23/30		24,478	19,527,569
Gtd. Notes	9.500	09/15/27		1,590	1,544,065
Gtd. Notes, EMTN	3.750	02/21/24	EUR	16,619	17,948,800
Gtd. Notes, EMTN	3.750	11/16/25	GBP	4,120	4,585,341
Gtd. Notes, EMTN	4.875	02/21/28	EUR	37,910	34,358,093
Gtd. Notes, MTN	4.625	09/21/23		5,319	5,279,533
Gtd. Notes, MTN(a)	6.750	09/21/47		18,446	11,823,886
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430%	5.751(c)	02/15/24		1,650	1,649,834
Phillips 66,
Gtd. Notes(a)	2.150	12/15/30		2,150	1,757,883
Gtd. Notes	4.650	11/15/34		2,965	2,820,270

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.900	08/15/30		6,410	5,228,913
QatarEnergy (Qatar), Sr. Unsec’d. Notes, 144A	1.375	09/12/26		4,400	3,949,792
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26		4,450	4,372,125
Gtd. Notes, 144A(a)	8.000	02/01/27		1,950	1,874,437
					862,635,719

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950%	06/01/41	2,775	$2,550,001
Packaging & Containers 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 144A	4.125	08/15/26	300	281,070
Ball Corp., Gtd. Notes(a)	6.000	06/15/29	6,175	6,175,000
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	120	105,165
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	1,200	1,201,960
Gtd. Notes, 144A	6.625	05/13/27	375	373,597
				8,136,792
Pharmaceuticals 1.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	14,395	13,952,148
Sr. Unsec’d. Notes	4.050	11/21/39	64,070	55,712,371
Sr. Unsec’d. Notes	4.400	11/06/42	25,402	22,515,921
Sr. Unsec’d. Notes	4.500	05/14/35	20,670	19,598,024
Sr. Unsec’d. Notes	4.550	03/15/35	59,564	56,668,774
Sr. Unsec’d. Notes	4.700	05/14/45	37,711	34,210,845
Sr. Unsec’d. Notes	4.750	03/15/45	10,308	9,408,016
Sr. Unsec’d. Notes	4.850	06/15/44	9,795	9,079,265

AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29	1,000	822,729
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	3,875	3,748,951
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	7,050	3,260,625
Gtd. Notes, 144A	5.000	02/15/29	10,965	5,030,194
Gtd. Notes, 144A	5.250	01/30/30	21,122	9,504,900
Gtd. Notes, 144A(a)	5.250	02/15/31	20,329	9,148,050
Gtd. Notes, 144A(a)	6.250	02/15/29	48,869	22,846,257
Gtd. Notes, 144A	7.000	01/15/28	2,750	1,313,125
Sr. Sec’d. Notes, 144A(a)	4.875	06/01/28	12,850	7,775,792
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.700	06/06/27	5,463	5,209,997
Sr. Unsec’d. Notes	3.734	12/15/24	1,082	1,055,550

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.125%	06/15/39	11,360	$10,211,643
Cigna Group (The),
Gtd. Notes	3.250	04/15/25	10,000	9,628,986
Gtd. Notes	3.400	03/01/27	2,035	1,921,601
Gtd. Notes	4.375	10/15/28	31,225	30,208,308
Gtd. Notes	4.500	02/25/26	6,005	5,895,955
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	1.875	02/28/31	24,845	19,734,012
Sr. Unsec’d. Notes	4.300	03/25/28	406	393,079
Sr. Unsec’d. Notes	5.000	01/30/29	2,062	2,051,820
Sr. Unsec’d. Notes	5.125	07/20/45	5,000	4,595,624
Sr. Unsec’d. Notes	5.625	02/21/53	4,580	4,502,339
Sr. Unsec’d. Notes(a)	5.875	06/01/53	5,870	5,958,296

Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000(c)	02/01/25(d)	2	80
Mylan, Inc., Gtd. Notes	5.400	11/29/43	38,126	32,486,554
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	8,917	8,880,957
Gtd. Notes	3.200	09/23/26	69,545	65,234,079

Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	94,061	76,037,105
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	28,240	20,036,941
Gtd. Notes	4.000	06/22/50	18,043	12,203,277
				600,842,190
Pipelines 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	3,230	3,125,660
Gtd. Notes, 144A	5.750	01/15/28	630	605,760
Gtd. Notes, 144A	7.875	05/15/26	14,960	15,288,598

Cheniere Energy, Inc., Sr. Sec’d. Notes	4.625	10/15/28	50	47,080
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	24,840	23,709,103
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	49,193

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
DCP Midstream Operating LP, (cont’d.)
Gtd. Notes	5.625%	07/15/27	50	$50,197

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	245	204,814
Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	2,240	1,952,847
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	57,623,249
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	19,835	18,063,056
Sr. Unsec’d. Notes	5.000	05/15/50	7,845	6,632,241
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,058,837
Sr. Unsec’d. Notes	5.300	04/01/44	4,150	3,620,274
Sr. Unsec’d. Notes	5.300	04/15/47	6,095	5,332,352
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	13,537,840
Sr. Unsec’d. Notes	5.750	02/15/33	9,800	9,928,964
Sr. Unsec’d. Notes	6.050	06/01/41	2,500	2,408,705
Sr. Unsec’d. Notes	6.125	12/15/45	9,720	9,311,260
Sr. Unsec’d. Notes	6.250	04/15/49	37,960	37,362,485

EnLink Midstream Partners LP, Sr. Unsec’d. Notes(a)	5.600	04/01/44	1,325	1,095,851
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	42,775	29,784,363
Gtd. Notes	3.700	01/31/51	2,665	2,024,015
Gtd. Notes	3.950	01/31/60	6,000	4,578,927
Gtd. Notes	4.200	01/31/50	5,910	4,900,036
Gtd. Notes	4.250	02/15/48	5,593	4,704,767
Gtd. Notes	4.900	05/15/46	18,296	16,739,228
Gtd. Notes	4.950	10/15/54	5,000	4,549,072
Gtd. Notes	5.100	02/15/45	8,450	7,993,567
Gtd. Notes, Series D, 3 Month LIBOR + 2.986%	8.304(c)	08/16/77	9,502	9,493,008
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	50	48,189
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	19	18,872

Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	4,170	4,020,059
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	6,667,853
Gtd. Notes	5.000	03/01/43	1,958	1,699,341
Gtd. Notes	6.500	09/01/39	1,260	1,287,230

Kinder Morgan, Inc., Gtd. Notes(a)	2.000	02/15/31	35,000	27,867,830
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,167,820

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Magellan Midstream Partners LP, (cont’d.)
Sr. Unsec’d. Notes	4.200%	03/15/45	2,830	$2,013,956
Sr. Unsec’d. Notes	5.150	10/15/43	14,820	12,821,900
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.900	04/01/24	20,820	20,445,001
Gtd. Notes, 144A	4.625	04/01/29	5,980	5,526,032
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	10,440	9,532,176
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	6,137,331
Sr. Unsec’d. Notes	4.500	04/15/38	26,290	22,668,499
Sr. Unsec’d. Notes	4.950	03/14/52	1,560	1,324,974
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	1,813,503

Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000	04/01/27	4,110	3,918,308
ONEOK Partners LP, Gtd. Notes(a)	6.850	10/15/37	1,000	1,036,195
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	31,348,866
Gtd. Notes(a)	4.450	09/01/49	33,477	25,612,429
Gtd. Notes	4.950	07/13/47	59,765	49,822,010
Gtd. Notes	5.200	07/15/48	3,390	2,924,090
Gtd. Notes	6.000	06/15/35	4,200	4,177,075
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,275	8,207,046
Sr. Unsec’d. Notes	4.650	10/15/25	5,190	5,067,257
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,975	5,693,119
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	6,500	5,943,033
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	10,617	9,793,066
Gtd. Notes, 144A	6.000	03/01/27	3,423	3,254,876
Gtd. Notes, 144A(a)	6.000	12/31/30	3,975	3,540,179
Gtd. Notes, 144A	7.500	10/01/25	5,375	5,395,474

Targa Resources Corp., Gtd. Notes	5.200	07/01/27	5,510	5,471,508
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.000	01/15/28	50	48,076
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	662,879

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600%	03/15/48		20,015	$17,163,256
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28		7,970	7,725,568
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		9,205	7,977,803
Sr. Sec’d. Notes, 144A	4.125	08/15/31		2,380	2,019,232
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.300	02/01/30		50	45,448
Sr. Unsec’d. Notes(a)	4.750	08/15/28		3,250	3,116,144
Sr. Unsec’d. Notes	5.450	04/01/44		875	765,234
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27		43,926	41,660,993
Sr. Unsec’d. Notes	3.900	01/15/25		18,356	17,911,968
Sr. Unsec’d. Notes	4.000	09/15/25		8,625	8,349,903
Sr. Unsec’d. Notes	4.850	03/01/48		1,086	951,729
Sr. Unsec’d. Notes	4.900	01/15/45		5,902	5,129,019
Sr. Unsec’d. Notes	5.300	08/15/52		10,725	9,946,963
					715,514,661
Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(a)	7.875	11/15/25		6,050	5,762,309
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		3,517	2,975,948
Gtd. Notes, 144A	4.375	02/01/31		2,500	2,063,157
Gtd. Notes, 144A	5.375	08/01/28		500	458,779

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875	03/20/27		14,600	13,500,002
Sinochem Offshore Capital Co. Ltd. (China), Gtd. Notes, EMTN	0.750	11/25/25	EUR	2,000	1,994,625
					26,754,820
Real Estate Investment Trusts (REITs) 0.6%
Alexandria Real Estate Equities, Inc., Gtd. Notes	1.875	02/01/33		9,640	7,092,670
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24		14,830	14,444,620
Sr. Unsec’d. Notes	4.125	05/15/29		22,019	19,864,764

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Diversified Healthcare Trust,
Gtd. Notes(a)	4.375%	03/01/31		13,046	$9,513,001
Gtd. Notes	9.750	06/15/25		9,898	9,794,222
Sr. Unsec’d. Notes(a)	4.750	05/01/24		2,498	2,395,503
Sr. Unsec’d. Notes(a)	4.750	02/15/28		16,070	11,774,645
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24		1,260	1,222,217
Gtd. Notes	5.250	06/01/25		2,555	2,518,591

Healthpeak OP LLC, Gtd. Notes(a)	3.500	07/15/29		1,490	1,348,057
Healthpeak Properties, Inc., Gtd. Notes	3.400	02/01/25		537	517,996
Highwoods Realty LP, Sr. Unsec’d. Notes(a)	3.875	03/01/27		5,885	5,351,118
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I(a)	3.500	09/15/30		36,393	31,111,781
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	200	169,323
Gtd. Notes(a)	5.000	10/15/27		1,666	1,461,040

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		5,000	5,029,474
Realty Income Corp., Sr. Unsec’d. Notes	2.850	12/15/32		19,830	16,177,977
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		30,000	28,814,750
Ventas Realty LP,
Gtd. Notes	3.500	02/01/25		5,000	4,806,028
Gtd. Notes	3.850	04/01/27		31,660	29,710,614
Gtd. Notes	4.400	01/15/29		4,765	4,476,681
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30		25	22,172
Gtd. Notes, 144A	4.250	12/01/26		13,075	12,334,657
Gtd. Notes, 144A	4.625	06/15/25		2,190	2,129,253
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27		2,640	2,430,164
Gtd. Notes	2.750	01/15/31		2,250	1,871,976
Gtd. Notes	4.000	06/01/25		6,960	6,743,688
Gtd. Notes	4.125	03/15/29		1,050	981,705
Gtd. Notes	4.250	04/01/26		14,095	13,665,137

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

WP Carey, Inc., Sr. Unsec’d. Notes	2.400%	02/01/31		12,425	$10,007,735
					257,781,559
Retail 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30		12,500	10,691,406
At Home Group, Inc., Sr. Sec’d. Notes, 144A	4.875	07/15/28		1,300	752,604
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25		18,000	17,324,025
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		9,375	9,423,380
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes(a)	4.375	02/07/25	EUR	27,003	28,391,356
Sr. Sec’d. Notes(a)	6.250	10/30/25	EUR	68,552	72,452,060
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	11,560	12,153,834

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		6,200	5,426,115
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31		13,000	9,295,961
Patrick Industries, Inc., Gtd. Notes, 144A	7.500	10/15/27		300	295,048
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		39,699	39,445,774
					205,651,563
Semiconductors 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		26,909	20,652,170
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		184,190	139,051,925

Intel Corp., Sr. Unsec’d. Notes	5.700	02/10/53		11,740	11,974,240
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150	05/01/27		7,190	6,646,436
Gtd. Notes	3.400	05/01/30		9,130	8,079,594
					186,404,365

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 0.3%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625%	09/01/28	50	$45,739
Boxer Parent Co., Inc., Sec’d. Notes, 144A	9.125	03/01/26	14,859	14,904,745
Microsoft Corp.,
Sr. Unsec’d. Notes(a)	2.525	06/01/50	11,535	7,870,461
Sr. Unsec’d. Notes(a)	2.921	03/17/52	2,025	1,477,177
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	05/15/25	42,350	40,594,836
Sr. Unsec’d. Notes	3.800	11/15/37	18,135	14,744,273
Sr. Unsec’d. Notes	3.850	04/01/60	14,025	9,767,645
Sr. Unsec’d. Notes	3.950	03/25/51	11,600	8,716,200
Sr. Unsec’d. Notes	4.650	05/06/30	28,620	27,693,862
Sr. Unsec’d. Notes	5.550	02/06/53	6,220	5,965,810
				131,780,748
Telecommunications 2.1%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	10,202	8,326,362
AT&T, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/27	3,300	2,956,985
Sr. Unsec’d. Notes	2.550	12/01/33	21,058	16,238,031
Sr. Unsec’d. Notes	3.500	09/15/53	113,155	76,801,317
Sr. Unsec’d. Notes	3.550	09/15/55	19,994	13,440,374
Sr. Unsec’d. Notes	3.650	09/15/59	73,611	49,086,623
Sr. Unsec’d. Notes	3.800	12/01/57	7,661	5,325,693

Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $198,419; purchased 06/23/20 - 10/03/22)(f)	8.000	04/01/25	648	281,155
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $10,919,657; purchased 05/22/20 - 11/05/20)(f)	8.000	12/31/26(d)	14,640	3,074,769
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $28,037,753; purchased 05/22/20 - 12/15/22)(f)	13.000	12/31/25	29,336	20,901,855
Sr. Sec’d. Notes, 144A (original cost $69,665,863; purchased 05/22/20 - 10/04/21)(f)	8.750	05/25/24	68,274	61,787,970

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Digicel Ltd. (Jamaica), Gtd. Notes, 144A (original cost $26,765,700; purchased 02/24/15 - 02/10/21)(f)	6.750%	12/31/23		36,750	$6,982,500
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26		15,350	14,582,500
Sr. Sec’d. Notes, 144A	7.000	10/15/28		9,175	8,616,518
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		2,000	2
Gtd. Notes, 144A^	8.500	10/15/24(d)		2,400	2
Gtd. Notes, 144A^(a)	9.750	07/15/25(d)		2,625	3
Sr. Sec’d. Notes, 144A	6.500	03/15/30		83,590	76,215,690
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A(a)	3.400	03/01/27		21,986	19,399,497
Sr. Sec’d. Notes, 144A	10.500	05/15/30		550	569,768

Motorola Solutions, Inc., Sr. Unsec’d. Notes(a)	4.600	05/23/29		20,980	20,383,604
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		29,300	35,315,535
Sprint LLC,
Gtd. Notes	7.125	06/15/24		39,580	39,948,988
Gtd. Notes	7.625	02/15/25		24,159	24,709,947
Gtd. Notes	7.875	09/15/23		79,334	79,487,543

TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes(a)	3.875	02/20/25	GBP	5,000	5,341,944
T-Mobile USA, Inc.,
Gtd. Notes	2.250	11/15/31		9,000	7,199,880
Gtd. Notes	2.550	02/15/31		19,800	16,453,968
Gtd. Notes	2.625	02/15/29		14,375	12,529,692
Gtd. Notes	3.000	02/15/41		40,760	29,519,215
Gtd. Notes	3.300	02/15/51		9,414	6,521,648
Gtd. Notes	3.875	04/15/30		13,050	11,993,171
Gtd. Notes	4.375	04/15/40		19,890	17,553,790
Gtd. Notes	4.500	04/15/50		8,645	7,382,002
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)	1.680	10/30/30		15,455	12,145,079
Sr. Unsec’d. Notes	2.650	11/20/40		121,425	83,020,778
Sr. Unsec’d. Notes	3.150	03/22/30		100,000	88,217,454
Sr. Unsec’d. Notes	3.400	03/22/41		11,270	8,563,562
					890,875,414

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Transportation 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375%	09/01/42		2,850	$2,553,160
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	3,153,124

Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		7,820	6,772,902
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		4,505	4,414,757
Societe Nationale SNCF SA (France), Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	25,000	31,889,323
Union Pacific Corp.,
Sr. Unsec’d. Notes	2.950	03/10/52		8,960	6,163,551
Sr. Unsec’d. Notes	3.250	02/05/50		19,231	14,328,333
					69,275,150
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		5,000	4,977,406
Sr. Unsec’d. Notes, 144A	6.050	08/01/28		33,890	33,997,410
					38,974,816
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/47		4,795	3,756,693

Total Corporate Bonds (cost $17,098,688,176)					14,981,645,939
Floating Rate and Other Loans 1.1%
Airlines 0.0%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	9.292(c)	04/21/28		15,935	15,934,915
Commercial Services 0.0%
Adtalem Global Education, Inc., Term B Loan, 1 Month SOFR + 4.114%	9.433(c)	08/12/28		3,688	3,689,271
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.963(c)	03/01/29		55,168	53,250,671

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Foods 0.1%
Casino Guichard-Perrachon (France), Facility B Loan, 3 Month EURIBOR + 4.000%	7.672%(c)	08/31/25	EUR	41,050	$24,541,871
Insurance 0.0%
Asurion LLC,
New B11 Term Loan, 1 Month SOFR + 4.350%	9.669(c)	08/21/28		3,420	3,277,508
New B-8 Term Loan, 3 Month LIBOR + 3.250%	8.788(c)	12/23/26		10,725	10,428,142
					13,705,650
Media 0.1%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.722(c)	01/18/28		13,853	12,697,013
September 2019 Term Loan, 1 Month LIBOR + 2.500%	7.836(c)	04/15/27		5,812	5,067,109
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26		3,134	2,366,351
Second Lien Term Loan	8.175(c)	08/24/26		55,305	1,566,961
					21,697,434
Metal Fabricate/Hardware 0.1%
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%^	11.391(c)	03/31/28		7,443	7,257,261
Term Loan, 1 Month SOFR + 5.850%	11.169(c)	03/31/28		57,197	55,123,850
					62,381,111
Pharmaceuticals 0.1%
Nidda Healthcare Holding GmbH (Germany), Term Loan F(GBP), SONIA + 4.520%	9.223(c)	08/21/26	GBP	17,000	21,180,615
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.500%	8.819(c)	05/09/29		2,776	2,687,364
Term Loan, 1 Month SOFR + 2.364%	7.683(c)	04/23/26		6,514	6,286,440
					8,973,804

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Retail 0.5%
CD&R Dock Bidco Ltd. (United Kingdom),
Facility B, SONIA + 5.033%	9.964%(c)	03/16/26	GBP	7,900	$9,644,215
Initial Facility Loan, SONIA + 8.783%	13.714(c)	03/15/27	GBP	10,100	10,952,751

Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	11.427(c)	07/27/29	GBP	11,975	10,142,957
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 1 Month EURIBOR + 4.000%	7.636(c)	02/07/25	EUR	18,315	19,994,758
Term B, SONIA + 4.783%	9.722(c)	02/07/25	GBP	12,720	15,982,651

EG Group Ltd. (United Kingdom), Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000%	10.636(c)	04/30/27	EUR	127,012	129,176,470
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	9.183(c)	03/06/28		6,858	6,828,975
					202,722,777
Telecommunications 0.1%
CenturyLink, Inc., Term B Loan, 1 Month SOFR + 2.364%	7.683(c)	03/15/27		10,526	7,317,932
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24		37,656	33,953,257
					41,271,189

Total Floating Rate and Other Loans (cost $541,891,499)					469,349,308
Municipal Bonds 0.7%
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		12,630	14,667,396
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50		525	653,800

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39		4,630	5,075,879
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40		4,300	5,287,938

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716%	07/01/39	8,475	$9,027,358
Los Angeles Department of Water & Power, Water System Revenue, Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	6,200	6,596,453
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	1,000,350
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	340,600
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	1,986,350
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	1,853,658
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	4,230,334
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,012,715
				52,732,831
Colorado 0.0%
Colorado Bridge Enterprise, Taxable, Revenue Bonds, BABs, Series SR	6.078	12/01/40	1,000	1,073,019
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	3,710,156
				4,783,175
District of Columbia 0.0%
District of Columbia Water & Sewer Authority, Taxable, Revenue Bonds, Series A	4.814	10/01/2114	15,765	14,153,491
Illinois 0.1%
Illinois State Toll Highway Authority, Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	5,359,224
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	19,045	18,611,881
				23,971,105
Kentucky 0.0%
Kentucky State Property & Building Commission, Revenue Bonds, BABs, Series C	5.373	11/01/25	1,450	1,436,968

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan 0.1%
Michigan Finance Authority,
Revenue Bonds, Series G	3.084%	12/01/34	10,720	$9,057,429
Taxable, Revenue Bonds	3.384	12/01/40	13,895	11,072,446
				20,129,875
New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A(a)	7.102	01/01/41	15,953	19,193,872
Taxable, Revenue Bonds, BABs, Series F(a)	7.414	01/01/40	12,865	15,895,488

Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,413,036
				36,502,396
New York 0.1%
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	736,891
New York City Municipal Water Finance Authority, Taxable, Revenue Bonds, BABs	5.882	06/15/44	920	1,012,484
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	4.725	11/01/23	1,400	1,395,445
Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,088,141

New York State Urban Development Corp., Taxable, Revenue Bonds, BABs	5.770	03/15/39	18,800	19,586,777
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	2,600	2,369,970
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	8,340,311
Consolidated, Taxable, Revenue Bonds, Series 210	4.031	09/01/48	4,000	3,439,016
				37,969,035
Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	6,935,179
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	288,681
				7,223,860

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834%	11/15/34	675	$729,517
Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	439,618
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	5,564,249

University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/2119	20,900	13,796,962
				19,800,829
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	2,250	2,125,990
Revenue Bonds, Series A-1	5.000	07/01/58	27,600	26,928,606
				29,054,596
Texas 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	1,000	1,077,980
Taxable, Revenue Bonds	4.427	02/01/42	6,480	6,019,443

Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series C	2.919	11/01/50	2,035	1,484,491
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	17,805	14,263,325
				22,845,239
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	8,135	6,364,424

Total Municipal Bonds (cost $323,432,769)				277,697,341
Residential Mortgage-Backed Securities 2.8%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/23	3	2,818

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	5.355%(c)	07/27/57	358	$354,351
Banc of America Funding Trust,
Series 2005-D, Class A1	4.466(cc)	05/25/35	21	19,230
Series 2006-I, Class 4A1	3.959(cc)	10/20/46	21	17,543

Banc of America Mortgage Trust, Series 2004-E, Class 2A6	5.018(cc)	06/25/34	119	113,826
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	4.482(cc)	02/25/33	1	996
Series 2005-04, Class 3A1	4.663(cc)	08/25/35	69	62,588
Series 2007-03, Class 1A1	3.884(cc)	05/25/47	116	104,474
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	4.194(cc)	05/25/35	60	56,946
Series 2005-04, Class 23A2	4.194(cc)	05/25/35	20	19,010
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	9.112(c)	10/25/30	8,151	8,241,187
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.819(c)	03/25/31	5,507	5,509,815
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	8.019(c)	03/25/31	9,400	9,543,656
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.469(c)	09/25/31	10,950	10,828,058
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	4.226(cc)	02/19/34	4,883	4,641,017
Series 2005-29, Class A1	5.750	12/25/35	348	174,220
Series 2005-HYB09, Class 3A2A, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 1.750%)	5.910(c)	02/20/36	7	6,023

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.762(cc)	09/25/47	2,884	2,570,196
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 30 Day Average SOFR + 2.264% (Cap N/A, Floor 0.000%)	7.333(c)	09/25/31	128	128,368
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.169(c)	10/25/41	4,700	4,727,278
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	6.619(c)	10/25/41	11,730	11,628,684

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.219%(c)	12/25/41	7,200	$7,237,909
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.319(c)	03/25/42	13,590	14,856,326
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.169(c)	06/25/43	20,500	20,989,905
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	7.769(c)	07/25/43	7,550	7,605,401

Credit Suisse Mortgage Trust, Series 2018-RPL09, Class PT, 144A	4.318(cc)	09/25/57	18,329	14,770,026
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.850(c)	11/25/28	18,411	18,426,657
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.769(c)	10/25/33	37,531	37,593,909
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.519(c)	04/25/34	40,750	41,631,541

Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	7.069(c)	11/25/41	12,930	12,698,959
Fannie Mae REMIC,
Series 2000-32, Class FM, 30 Day Average SOFR + 0.564% (Cap 9.000%, Floor 0.450%)	5.633(c)	10/18/30	—(r)	388
Series 2001-29, Class Z	6.500	07/25/31	11	11,643
Series 2012-132, Class KI, IO	3.000	12/25/32	5,119	471,844
Series 2013-57, Class MI, IO	3.000	06/25/28	1,080	47,403
Series 2014-05, Class AI, IO	4.500	04/25/43	1,984	313,020
Series 2015-51, Class CI, IO	4.000	07/25/45	3,361	570,030
Series 2016-30, Class CI, IO	3.000	05/25/36	2,580	232,497
Series 2016-74, Class GM	2.500	09/25/43	10,712	9,837,393
Series 2017-83, Class IO, IO	4.000	10/25/47	2,419	418,441
Series 2018-16, Class MB	3.500	07/25/46	2,823	2,644,167
Series 2018-24, Class BH	3.500	04/25/48	4,503	4,113,597
Series 2018-58, Class BI, IO	4.000	08/25/48	1,701	222,615
Series 2019-08, Class Z	3.500	03/25/49	2,661	2,140,978
Series 2019-13, Class LZ	4.000	04/25/49	12,683	11,730,992

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.469%(c)	08/25/33	1,000	$1,020,000
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.814% (Cap N/A, Floor 0.000%)	6.883(c)	01/25/50	2,109	2,108,635
Series 2020-DNA02, Class M2, 144A, 30 Day Average SOFR + 1.964% (Cap N/A, Floor 0.000%)	7.033(c)	02/25/50	8,848	8,875,606
Series 2020-DNA03, Class B1, 144A, 30 Day Average SOFR + 5.214% (Cap N/A, Floor 0.000%)	10.283(c)	06/25/50	6,850	7,364,034
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)	11.183(c)	08/25/50	18,619	20,769,156
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	9.869(c)	10/25/50	10,705	11,567,992
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.869(c)	10/25/50	7,695	7,805,374
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.069(c)	12/25/50	400	396,000
Series 2020-DNA06, Class M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	7.069(c)	12/25/50	2,300	2,316,238
Series 2020-HQA02, Class M2, 144A, 30 Day Average SOFR + 3.214% (Cap N/A, Floor 0.000%)	8.283(c)	03/25/50	1,573	1,612,315
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.433(c)	09/25/50	14,339	15,364,575
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.719(c)	01/25/51	22,230	21,792,291
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.569(c)	10/25/33	45,495	46,883,380
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.119(c)	01/25/34	28,101	28,188,956

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.719%(c)	01/25/34	12,769	$12,785,365
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.469(c)	10/25/41	45,750	45,978,750
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.069(c)	08/25/33	16,223	16,062,255
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.219(c)	12/25/33	15,583	15,451,425
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	7.119(c)	12/25/33	13,960	13,733,431
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.419(c)	09/25/41	17,033	16,969,155
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.169(c)	09/25/41	51,600	50,568,000
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	8.819(c)	12/25/41	572	570,072
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.419(c)	12/25/41	32,900	32,266,800

FHLMC Structured Agency Credit Risk Trust, Series 2019-DNA04, Class M2, 144A, 30 Day Average SOFR + 2.064% (Cap N/A, Floor 0.000%)	7.133(c)	10/25/49	152	152,253
FHLMC Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	5.614(c)	07/25/44	56	51,365
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	5.414(c)	02/25/45	6	5,916
Freddie Mac REMIC,
Series 1628, Class LZ	6.500	12/15/23	—(r)	271
Series 1935, Class JZ	7.000	02/15/27	19	19,198
Series 2241, Class PH	7.500	07/15/30	13	13,737
Series 3795, Class VZ	4.000	01/15/41	2,207	2,063,516
Series 3889, Class DZ	4.000	01/15/41	2,292	2,175,159

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac REMIC, (cont’d.)
Series 4135, Class AI, IO	3.500%	11/15/42	6,647	$926,903
Series 4372, Class GI, IO	4.500	08/15/44	3,928	643,947
Series 4456, Class BI, IO	4.000	05/15/44	705	92,620
Series 4468, Class IO, IO	4.500	05/15/45	4,502	681,852
Series 4500, Class ZX	4.000	07/15/45	1,920	1,806,874
Series 4735, Class IM, IO	4.000	12/15/47	7,300	1,332,385
Series 4736, Class IP, IO	4.000	08/15/47	1,731	251,355
Series 4751, Class PI, IO	4.000	11/15/47	1,220	192,683
Series 4795, Class WQ	4.000	07/15/46	1,225	1,182,603
Series 4801, Class ZD	4.000	06/15/48	4,917	4,538,963
Series 4802, Class EZ	4.000	06/15/48	4,299	3,993,646
Series 4831, Class BA	3.500	10/15/44	780	760,674
Series 4870, Class K	4.000	04/15/49	17,801	16,797,714
Series 4903, Class ED	2.750	09/15/48	4,434	3,951,993
Series 4903, Class IP, IO	4.500	07/25/49	8,357	2,007,788
Series 4939, Class KT	3.000	07/15/48	15,824	14,010,467
Series 4946, Class KB	3.000	12/15/48	7,343	6,563,715
Series 5312, Class SA, IO, 30 Day Average SOFR x (1) + 5.550% (Cap 5.550%, Floor 0.000%)	0.481(c)	12/25/52	71,766	2,425,111

Freddie Mac Strips, Series 304, Class C54, IO	4.000	12/15/32	2,144	238,211
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	1,193	1,088,858
Series 2015-064, Class IA, IO	4.000	05/20/45	8,484	1,382,458
Series 2015-165, Class IB, IO	3.500	11/20/42	3,376	341,188
Series 2016-01, Class ZP	3.000	01/20/46	7,037	5,649,580
Series 2016-161, Class PI, IO	3.500	06/20/46	18,505	2,680,481
Series 2016-69, Class B	3.000	05/20/46	12,139	10,792,578
Series 2017-134, Class ZK	3.000	08/20/47	6,262	4,869,268
Series 2018-05, Class IB, IO	4.000	01/20/48	10,118	1,903,257
Series 2018-21, Class IH, IO	4.500	02/20/48	3,547	675,164
Series 2018-59, Class PZ	3.000	09/20/46	6,556	5,784,073
Series 2019-159, Class IJ, IO	3.500	12/20/49	10,742	2,095,913
Series 2023-69, Class CS, IO, 30 Day Average SOFR x (1) + 5.440% (Cap 5.440%, Floor 0.000%)	0.372(c)	05/20/53	74,571	1,775,049

GSMSC Resecuritization Trust, Series 2015-03R, Class 2A2, 144A, 1 Month SOFR + 0.254% (Cap N/A, Floor 0.140%)	5.552(c)	10/26/36	1,674	1,662,216
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	7.062(c)	05/25/29	6,453	6,451,988

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Home Re Ltd., (cont’d.)
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.669%(c)	01/25/34	18,615	$18,539,089
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.869(c)	01/25/34	41,170	40,652,872

Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month SOFR + 0.634% (Cap 11.250%, Floor 0.520%)	5.932(c)	04/25/35	625	575,706
IndyMac Adjustable Rate Mortgage Trust, Series 2001-H02, Class A1	3.686(cc)	01/25/32	1	1,056
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month SOFR + 0.294% (Cap N/A, Floor 0.180%)	5.592(c)	07/25/37	1,915	1,708,340
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	3.875(cc)	03/25/36	73	52,968
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	6.162(c)	01/25/48	11,149	10,856,211
Oaktown Re VI Ltd., Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.119(c)	10/25/33	16,401	16,427,082
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.969(c)	04/25/34	44,200	44,832,723
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month SOFR + 3.014% (Cap N/A, Floor 2.900%)	8.330(c)	02/27/24	14,555	14,479,718
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.469(c)	03/27/25	104,241	104,304,967
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	9.262(c)	02/25/25	49,679	49,653,962
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	8.062(c)	08/25/25	44,700	44,311,110

Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month SOFR + 0.514% (Cap 8.000%, Floor 0.400%)	5.812(c)	02/25/34	4	3,908

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.919%(c)	11/25/31		19,905	$19,866,975
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.769(c)	11/25/31		42,300	42,381,631
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.767(c)	07/25/33		7,900	7,919,750

Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	4.010(c)	09/29/31		5	4,815
RFMSI Trust, Series 2003-S09, Class A1	6.500	03/25/32		6	5,580
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	5.990(cc)	02/25/34		42	39,334
Series 2004-18, Class 3A1	5.506(cc)	12/25/34		4,558	4,238,161

Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month SOFR + 0.774% (Cap 11.000%, Floor 0.660%)	6.021(c)	09/19/32		4	3,682
Vendee Mortgage Trust, Series 2011-02, Class DZ	3.750	10/15/41		2,402	2,207,760
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)	6.252(c)	06/25/44		586	539,703
Series 2004-AR10, Class A3, 1 Month SOFR + 1.214% (Cap 10.500%, Floor 1.100%)	6.512(c)	07/25/44		885	831,347
Series 2005-AR05, Class A6	4.627(cc)	05/25/35		374	366,377

Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-AR01, Class 2A	3.608(cc)	02/25/33		—(r)	205

Total Residential Mortgage-Backed Securities (cost $1,199,174,281)					1,186,603,752
Sovereign Bonds 3.9%
Albania Government International Bond (Albania), Bonds, Series PAR	2.708(s)	08/31/25		91,274	82,137,083
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629	358,854

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333%	02/15/28		82,695	$81,051,023
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	1.375	09/23/50	EUR	19,651	11,835,917
Chile Government International Bond (Chile), Sr. Unsec’d. Notes(a)	1.750	01/20/26	EUR	30,000	31,190,286
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.500	01/28/26		6,000	5,767,560
Sr. Unsec’d. Notes	7.375	09/18/37		1,015	1,001,622
Sr. Unsec’d. Notes	8.375	02/15/27		900	913,221

Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes	6.000	01/26/24		60,931	60,806,701
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		2,764	2,621,654
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000	5,915,760
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		49,030	46,504,955
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	6,260,416
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	7,933,408
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,127,785
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,000	222,715,337
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	132,800	159,379,685
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	23,162	22,694,832
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	21,310	17,291,126
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	15,265	15,396,345
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	304,774
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	55,614	60,062,223
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	3,760,710
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	3,133,925
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	31,745,627

Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	8,068,431
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		12,000	11,963,104
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		15,000	14,887,790
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		14,400	14,292,278

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan Finance Organization for Municipalities (Japan), (cont’d.)
Sr. Unsec’d. Notes, GMTN	3.250%	05/02/24		43,000	$41,989,070

Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750	03/01/30	EUR	36,700	39,173,785
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	9.500	02/02/30		3,500	4,381,125
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	5,000	4,877,767

Province of Alberta (Canada), Sr. Unsec’d. Notes	1.300	07/22/30		21,630	17,462,092
Province of British Columbia (Canada), Bonds	7.250	09/01/36		17,530	21,517,046
Province of Quebec (Canada),
Unsec’d. Notes, MTN	7.295	07/22/26		474	501,039
Unsec’d. Notes, MTN	7.365	03/06/26		82	86,012
Unsec’d. Notes, MTN	7.380	04/09/26		100	106,815

Repubic of Italy Government International Bond Coupon Strips (Italy), Sr. Unsec’d. Notes	2.758(s)	02/20/31	EUR	43,130	35,215,267
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375	10/17/24		9,601	9,170,125
Sr. Unsec’d. Notes(a)	2.875	10/17/29		185,800	161,125,128
Sr. Unsec’d. Notes	3.875	05/06/51		700	492,561
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	498	545,765
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	30,000	33,232,388
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		75,914	75,039,896

Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	633,787
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	6,684,799
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	7,216	6,466,521
Sr. Unsec’d. Notes, 144A, MTN(a)	4.625	04/03/49	EUR	3,774	3,381,189
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	41,500	45,906,220
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	9,173	8,220,260
Unsec’d. Notes, 144A, MTN	6.000	05/25/34		6,002	5,974,991
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	16,085	14,045,790
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	88,420	88,798,729
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	14,827	11,181,249

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia International Bond (Serbia), (cont’d.)
Sr. Unsec’d. Notes, 144A	2.125%	12/01/30		12,350	$9,556,554
Sr. Unsec’d. Notes, 144A(a)	6.250	05/26/28		8,350	8,354,676
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	3,109	960,555
Sr. Unsec’d. Notes	7.750	09/01/25(d)		4,000	1,318,000
Sr. Unsec’d. Notes	8.994	02/01/26(d)		4,635	1,490,153
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	48,655	15,032,425
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		43,190	14,533,435
Sr. Unsec’d. Notes, 144A	7.750	09/01/25(d)		10,000	3,295,000
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)		7,697	2,474,586
Sr. Unsec’d. Notes, 144A	9.750	11/01/30(d)		23,600	7,434,000

Total Sovereign Bonds (cost $1,872,054,862)					1,641,781,232
U.S. Government Agency Obligations 16.5%
Fannie Mae Interest Strips	1.758(s)	08/06/38		621	306,077
Fannie Mae Interest Strips	3.010(s)	11/15/29		237	175,390
Fannie Mae Principal Strips	2.596(s)	01/15/30		3,617	2,727,249
Fannie Mae Principal Strips	3.522(s)	07/15/37		6,895	3,606,061
Fannie Mae Principal Strips, MTN	3.339(s)	05/15/30		2,880	2,136,345
Federal Farm Credit Bank	3.000	01/14/30		541	493,101
Federal Home Loan Bank	3.200	11/29/32		22,500	19,465,699
Federal Home Loan Bank	3.500	06/11/32		6,270	5,754,962
Federal Home Loan Mortgage Corp.,
MTN(k)	1.848(s)	12/14/29		11,611	8,872,748
MTN	2.054(s)	11/15/38		10,000	4,903,710
MTN	2.662(s)	12/17/29		893	672,585

Federal Home Loan Mortgage Corp.	2.000	04/01/51		36,012	29,184,929
Federal Home Loan Mortgage Corp.	2.000	08/01/51		21,513	17,421,188
Federal Home Loan Mortgage Corp.	2.500	11/01/49		5,492	4,681,782
Federal Home Loan Mortgage Corp.	2.500	12/01/50		61,333	51,989,198
Federal Home Loan Mortgage Corp.	2.500	02/01/51		46,515	39,427,828
Federal Home Loan Mortgage Corp.	2.500	03/01/51		40,564	34,384,036
Federal Home Loan Mortgage Corp.	2.500	04/01/51		8,746	7,408,276
Federal Home Loan Mortgage Corp.	2.500	08/01/51		73,474	62,029,106
Federal Home Loan Mortgage Corp.	2.500	09/01/51		50,497	42,615,538
Federal Home Loan Mortgage Corp.	2.500	02/01/52		43,850	36,950,807
Federal Home Loan Mortgage Corp.	3.000	06/01/51		3,092	2,713,248
Federal Home Loan Mortgage Corp.	3.000	11/01/51		7,714	6,757,904
Federal Home Loan Mortgage Corp.	3.000	02/01/52		2,051	1,795,985
Federal Home Loan Mortgage Corp.	3.000	02/01/52		3,716	3,254,448
Federal Home Loan Mortgage Corp.	3.000	02/01/52		96,757	84,746,860
Federal Home Loan Mortgage Corp.	3.500	02/01/47		883	817,237

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal Home Loan Mortgage Corp.	3.500%	05/01/52	134,505	$121,861,107
Federal Home Loan Mortgage Corp.	4.000	09/01/52	11,519	10,752,218
Federal Home Loan Mortgage Corp.	4.500	09/01/39	304	299,620
Federal Home Loan Mortgage Corp.	4.500	07/01/52	92,421	88,488,917
Federal Home Loan Mortgage Corp.	4.500	09/01/52	134,146	128,430,784
Federal Home Loan Mortgage Corp.	4.500	10/01/52	117,271	112,272,434
Federal Home Loan Mortgage Corp.	5.000	01/01/39	34	34,557
Federal Home Loan Mortgage Corp.	5.000	08/01/52	15,951	15,592,786
Federal Home Loan Mortgage Corp.	5.000	08/01/53	478	466,998
Federal Home Loan Mortgage Corp.	5.500	06/01/31	1	627
Federal Home Loan Mortgage Corp.	5.500	10/01/33	190	193,986
Federal Home Loan Mortgage Corp.	5.500	07/01/34	2	2,053
Federal Home Loan Mortgage Corp.	5.500	01/01/53	45,002	44,698,202
Federal Home Loan Mortgage Corp.	5.500	02/01/53	72,234	71,736,876
Federal Home Loan Mortgage Corp.(kk)	5.500	04/01/53	131,621	130,711,320
Federal Home Loan Mortgage Corp.	6.000	10/01/32	6	6,007
Federal Home Loan Mortgage Corp.	6.000	12/01/32	5	4,710
Federal Home Loan Mortgage Corp.	6.000	02/01/33	4	4,429
Federal Home Loan Mortgage Corp.	6.000	11/01/33	15	14,900
Federal Home Loan Mortgage Corp.	6.000	01/01/34	22	22,928
Federal Home Loan Mortgage Corp.	6.000	12/01/36	1	868
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	44,065	50,954,887
Federal Home Loan Mortgage Corp.	6.500	07/01/32	—(r)	433
Federal Home Loan Mortgage Corp.	6.500	07/01/32	1	905
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	881
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	1,885
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	1,931
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,136
Federal Home Loan Mortgage Corp.	6.500	09/01/32	11	11,023
Federal Home Loan Mortgage Corp.	6.500	11/01/33	19	19,242
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	47,678	55,428,030
Federal Home Loan Mortgage Corp.	7.000	09/01/32	23	22,734
Federal Home Loan Mortgage Corp.	8.500	08/01/24	—(r)	225
Federal Home Loan Mortgage Corp.	8.500	11/01/24	—(r)	11
Federal Judiciary Office Building Trust, Notes	2.094(s)	02/15/24	325	314,807
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.660%, Floor 4.478%)	4.479(c)	01/01/28	1	883
Enterprise 11th District COFI Institutional Replacement Index + 1.255% (Cap 11.509%, Floor 2.958%)	4.139(c)	05/01/36	4	3,939
Enterprise 11th District COFI Institutional Replacement Index + 1.257% (Cap 12.922%, Floor 3.182%)	4.235(c)	05/01/36	1	1,410

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc., Notes	1.022%(s)	11/15/30		2,445	$1,773,476
Federal National Mortgage Assoc.	2.000	TBA		333,000	269,586,913
Federal National Mortgage Assoc.	2.000	05/01/51		71,829	58,257,374
Federal National Mortgage Assoc.	2.000	08/01/51		11,262	9,142,781
Federal National Mortgage Assoc.	2.000	10/01/51		61,679	49,996,317
Federal National Mortgage Assoc.	2.000	11/01/51		60,919	49,413,305
Federal National Mortgage Assoc.(k)	2.186(s)	03/17/31		794	563,511
Federal National Mortgage Assoc.	2.500	TBA(tt)		867,000	730,498,298
Federal National Mortgage Assoc.	2.500	05/01/50		12,988	11,028,601
Federal National Mortgage Assoc.	2.500	03/01/51		28,910	24,488,860
Federal National Mortgage Assoc.	2.500	04/01/51		95,728	81,070,117
Federal National Mortgage Assoc.	3.000	TBA(tt)		1,291,000	1,129,473,708
Federal National Mortgage Assoc.	3.000	06/01/51		3,544	3,110,029
Federal National Mortgage Assoc.	3.000	03/01/52		28,399	24,847,718
Federal National Mortgage Assoc.	3.000	04/01/52		14,911	13,046,014
Federal National Mortgage Assoc.	3.000	07/01/52		12,758	11,167,563
Federal National Mortgage Assoc.	3.500	05/01/52		110,979	100,618,034
Federal National Mortgage Assoc.	4.000	TBA		616,000	575,021,561
Federal National Mortgage Assoc.	4.000	12/01/40		125	119,765
Federal National Mortgage Assoc.	4.000	08/01/52		8,115	7,574,655
Federal National Mortgage Assoc.	4.000	09/01/52		32,040	29,914,296
Federal National Mortgage Assoc.	4.500	TBA		154,500	151,337,578
Federal National Mortgage Assoc.	4.500	TBA(tt)		495,500	474,383,182
Federal National Mortgage Assoc.	4.500	01/01/25		7	6,497
Federal National Mortgage Assoc.	4.500	02/01/33		3	2,541
Federal National Mortgage Assoc.	4.500	08/01/33		2	2,251
Federal National Mortgage Assoc.	4.500	08/01/40		3,991	3,924,466
Federal National Mortgage Assoc.	4.500	07/01/52		8,898	8,519,739
Federal National Mortgage Assoc.	4.500	09/01/52		27,835	26,649,441
Federal National Mortgage Assoc.	4.500	10/01/52		2,144	2,052,162
Federal National Mortgage Assoc.	5.000	TBA		78,500	76,706,153
Federal National Mortgage Assoc.	5.000	TBA(tt)		836,500	817,123,264
Federal National Mortgage Assoc.	5.000	03/01/34		303	304,252
Federal National Mortgage Assoc.	5.000	08/01/52		29,609	28,945,091
Federal National Mortgage Assoc.	5.000	10/01/52		7,000	6,842,368
Federal National Mortgage Assoc.	5.000	11/01/52		5,911	5,777,063
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	6,098	7,915,866
Federal National Mortgage Assoc.	5.500	07/01/33		11	11,388
Federal National Mortgage Assoc.	5.500	08/01/33		—(r)	135
Federal National Mortgage Assoc.	5.500	10/01/33		24	24,067
Federal National Mortgage Assoc.	5.500	11/01/33		4	4,308
Federal National Mortgage Assoc.	5.500	04/01/34		2	1,931
Federal National Mortgage Assoc.	5.500	04/01/34		11	11,131
Federal National Mortgage Assoc.	5.500	04/01/34		58	58,875
Federal National Mortgage Assoc.	5.500	05/01/34		2	2,191

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	5.500%	05/01/34	17	$16,530
Federal National Mortgage Assoc.	5.500	05/01/34	38	38,233
Federal National Mortgage Assoc.	5.500	03/01/35	522	532,694
Federal National Mortgage Assoc.	5.500	01/01/53	53,073	52,706,524
Federal National Mortgage Assoc.	5.500	02/01/53	16,276	16,163,650
Federal National Mortgage Assoc.	5.500	04/01/53	42,429	42,136,297
Federal National Mortgage Assoc.	6.000	09/01/32	—(r)	64
Federal National Mortgage Assoc.	6.000	11/01/32	2	1,868
Federal National Mortgage Assoc.	6.000	03/01/33	1	1,058
Federal National Mortgage Assoc.	6.000	10/01/33	2	2,150
Federal National Mortgage Assoc.	6.000	11/01/33	58	58,686
Federal National Mortgage Assoc.	6.000	02/01/34	68	69,952
Federal National Mortgage Assoc.	6.000	11/01/34	14	14,688
Federal National Mortgage Assoc.	6.000	11/01/34	22	22,876
Federal National Mortgage Assoc.	6.000	01/01/35	3	3,493
Federal National Mortgage Assoc.	6.000	04/01/36	1	1,112
Federal National Mortgage Assoc.	6.000	04/01/36	2	2,221
Federal National Mortgage Assoc.	6.000	04/01/36	4	4,399
Federal National Mortgage Assoc.	6.000	06/01/37	10	9,775
Federal National Mortgage Assoc.	6.000	12/01/52	10,411	10,493,353
Federal National Mortgage Assoc.	6.000	06/01/53	78	78,103
Federal National Mortgage Assoc.	6.500	07/01/32	5	4,943
Federal National Mortgage Assoc.	6.500	08/01/32	6	6,216
Federal National Mortgage Assoc.	6.500	09/01/32	1	817
Federal National Mortgage Assoc.	6.500	09/01/32	21	21,501
Federal National Mortgage Assoc.	6.500	09/01/32	22	22,476
Federal National Mortgage Assoc.	6.500	09/01/32	28	29,215
Federal National Mortgage Assoc.	6.500	10/01/32	13	13,081
Federal National Mortgage Assoc.	6.500	04/01/33	20	20,603
Federal National Mortgage Assoc.(k)(kk)	6.625	11/15/30	55,120	63,389,154
Federal National Mortgage Assoc.	7.000	05/01/32	14	13,980
Federal National Mortgage Assoc.	7.000	06/01/32	4	3,759
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	8,423,468
Freddie Mac Coupon Strips	1.474(s)	03/15/31	10,264	7,253,893
Freddie Mac Coupon Strips	1.977(s)	07/15/32	9,085	6,109,066
Freddie Mac Coupon Strips	2.012(s)	01/15/32	4,588	2,993,893
Freddie Mac Coupon Strips	2.731(s)	07/15/32	1,881	1,225,807
Freddie Mac Coupon Strips	3.215(s)	07/15/31	3,269	2,219,181
Freddie Mac Coupon Strips	4.195(s)	01/15/31	1,519	1,104,791
Government National Mortgage Assoc.	2.500	TBA	66,500	57,326,377
Government National Mortgage Assoc.	3.000	TBA(tt)	101,000	89,846,601
Government National Mortgage Assoc.	3.000	01/15/45	58	51,535
Government National Mortgage Assoc.	3.000	03/15/45	12	11,125
Government National Mortgage Assoc.	3.000	03/15/45	124	111,456
Government National Mortgage Assoc.	3.500	10/15/40	98	91,930

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	3.500%	12/20/47	3,891	$3,627,291
Government National Mortgage Assoc.	4.000	11/20/48	341	324,738
Government National Mortgage Assoc.	4.500	TBA	78,500	75,547,051
Government National Mortgage Assoc.	4.500	02/20/41	922	912,416
Government National Mortgage Assoc.	5.000	TBA	132,500	129,829,297
Government National Mortgage Assoc.	5.000	08/20/39	283	286,626
Government National Mortgage Assoc.	5.500	10/20/52	30,131	29,962,043
Government National Mortgage Assoc.	5.500	11/20/52	112,250	111,620,109
Government National Mortgage Assoc.	6.000	01/15/33	11	10,873
Government National Mortgage Assoc.	6.000	03/15/33	3	3,476
Government National Mortgage Assoc.	6.000	05/15/33	4	4,154
Government National Mortgage Assoc.	6.000	06/15/33	3	2,886
Government National Mortgage Assoc.	6.000	12/15/33	12	12,554
Government National Mortgage Assoc.	6.000	10/20/52	23,369	23,492,130
Government National Mortgage Assoc.	6.500	09/15/32	19	19,798
Government National Mortgage Assoc.	6.500	09/15/32	32	32,669
Government National Mortgage Assoc.	6.500	11/15/33	21	21,402
Government National Mortgage Assoc.	6.500	11/15/33	49	49,435
Government National Mortgage Assoc.	6.500	07/15/38	—(r)	484
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	148
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	137
Government National Mortgage Assoc.	8.500	08/20/30	1	947
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29	11,122	11,700,541
Resolution Funding Corp., Unsec’d. Notes, Series A	8.625	01/15/30	429	523,199
Resolution Funding Corp. Interest Strips, Bonds	2.449(s)	01/15/30	1,519	1,131,383
Resolution Funding Corp. Interest Strips, Bonds	3.463(s)	04/15/30	20,677	15,307,119
Resolution Funding Corp. Principal Strips, Bonds	1.923(s)	01/15/30	5,029	3,756,709
Resolution Funding Corp. Principal Strips, Bonds	3.479(s)	04/15/30	1,745	1,285,423
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	4,560	4,316,360
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790	892,752
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39	575	262,803
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878	1,530,278
Tennessee Valley Authority Principal Strips, Unsec’d. Notes	2.937(s)	09/15/24	475	444,622
Tennessee Valley Authority Principal Strips, Bonds	2.972(s)	05/01/30	16,075	11,687,330
Tennessee Valley Authority Principal Strips, Bonds	3.874(s)	06/15/35	1,300	718,617
United States International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes, Series 2	3.190	10/05/34	2,563	2,345,452
U.S. Gov’t. Gtd. Notes, Series 4	3.000	10/05/34	5,980	5,408,182
U.S. Gov’t. Gtd. Notes, Series A	0.000(s)	01/24/29	16,600	16,930,156

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

United States International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370%	10/05/34	6,081	$5,628,405

Total U.S. Government Agency Obligations (cost $6,950,582,838)				6,921,255,411
U.S. Treasury Obligations 6.2%
U.S. Treasury Bonds	1.250	05/15/50	8,900	4,853,281
U.S. Treasury Bonds	1.375	11/15/40	655,405	428,983,054
U.S. Treasury Bonds	1.750	08/15/41	382,720	263,957,200
U.S. Treasury Bonds	2.000	11/15/41	46,760	33,550,300
U.S. Treasury Bonds	2.000	02/15/50	30,250	20,139,883
U.S. Treasury Bonds(a)(h)(k)(kk)	2.250	05/15/41	1,112,745	839,774,742
U.S. Treasury Bonds	2.250	08/15/49	19,085	13,472,817
U.S. Treasury Bonds	2.250	02/15/52	8,407	5,895,409
U.S. Treasury Bonds	2.375	02/15/42	80,244	61,211,126
U.S. Treasury Bonds(k)	2.375	05/15/51	14,290	10,315,594
U.S. Treasury Bonds(k)	2.500	02/15/46	147,630	110,768,634
U.S. Treasury Bonds(a)(k)	2.875	05/15/43	111,225	90,995,953
U.S. Treasury Bonds	2.875	08/15/45	505	406,841
U.S. Treasury Bonds	3.125	02/15/43	5,930	5,059,958
U.S. Treasury Bonds	3.375	08/15/42	45,000	40,042,969
U.S. Treasury Bonds	3.625	02/15/53	12,815	11,955,995
U.S. Treasury Bonds	3.750	11/15/43	10,670	9,969,781
U.S. Treasury Bonds	4.000	11/15/52	4,455	4,452,912
U.S. Treasury Notes	0.875	01/31/24	13,000	12,712,070
U.S. Treasury Notes	1.500	02/15/25	4,595	4,347,660
U.S. Treasury Notes(k)	2.125	05/15/25	16,820	15,994,112
U.S. Treasury Notes	2.625	04/15/25	5,545	5,325,149
U.S. Treasury Notes	2.875	06/15/25	1,985	1,910,950
U.S. Treasury Notes	3.000	07/15/25	13,660	13,172,295
U.S. Treasury Notes(a)	3.375	05/15/33	29,980	28,588,741
U.S. Treasury Notes	3.625	05/15/26	3,235	3,155,894
U.S. Treasury Notes	3.750	06/30/30	9,720	9,528,637
U.S. Treasury Notes	3.875	12/31/29	10,690	10,541,342
U.S. Treasury Notes	4.000	12/15/25	3,960	3,895,650
U.S. Treasury Notes	4.000	06/30/28	11,215	11,125,630
U.S. Treasury Notes	4.000	10/31/29	7,215	7,161,451
U.S. Treasury Notes	4.250	10/15/25	2,585	2,555,313
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	13,055	5,703,913
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	837	611,108
U.S. Treasury Strips Coupon	2.010(s)	11/15/29	14,060	10,853,112
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	17,610	9,270,014
U.S. Treasury Strips Coupon	2.060(s)	02/15/39	214,720	111,788,600
U.S. Treasury Strips Coupon	2.162(s)	05/15/29	930	732,157

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.206%(s)	05/15/39	164,055	$84,360,157
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	27,600	13,309,453
U.S. Treasury Strips Coupon	2.269(s)	11/15/40	38,680	18,416,817
U.S. Treasury Strips Coupon	2.277(s)	11/15/41	53,620	24,237,916
U.S. Treasury Strips Coupon	2.363(s)	11/15/44	17,805	7,091,398
U.S. Treasury Strips Coupon	2.364(s)	05/15/45	32,250	12,621,592
U.S. Treasury Strips Coupon	2.377(s)	08/15/45	12,525	4,847,566
U.S. Treasury Strips Coupon	2.379(s)	08/15/44	82,650	33,279,539
U.S. Treasury Strips Coupon	2.387(s)	05/15/43	39,035	16,513,635
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	124,950	51,756,633
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	3,255	1,435,506
U.S. Treasury Strips Coupon	2.441(s)	05/15/44	53,520	21,765,497
U.S. Treasury Strips Coupon	2.509(s)	02/15/45	35,525	14,040,701
U.S. Treasury Strips Coupon	2.695(s)	05/15/41	36,415	16,910,216
U.S. Treasury Strips Coupon	3.165(s)	08/15/41	33,805	15,449,941
U.S. Treasury Strips Coupon	3.930(s)	02/15/41	11,480	5,399,188
U.S. Treasury Strips Coupon	4.018(s)	11/15/42	3,725	1,613,100
U.S. Treasury Strips Principal	2.280(s)	11/15/44	11,280	4,620,394

Total U.S. Treasury Obligations (cost $3,413,167,201)				2,572,449,496

	Shares
Common Stocks 0.2%
Chemicals 0.0%
TPC Group, Inc.*^	353,022	8,825,550
Hotels, Restaurants & Leisure 0.0%
Codere New Topco SA (Spain) (original cost $0; purchased 11/19/21)^(f)	162,877	—
Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp. (original cost $4,621,909; purchased 02/04/21 - 02/09/21)(f)	617,664	52,093,782
Wireless Telecommunication Services 0.0%
Intelsat Emergence SA (Luxembourg)*	66,981	1,462,396

Total Common Stocks (cost $10,688,816)		62,381,728

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks 0.0%
Banks 0.0%
Citigroup Capital XIII, 12.001%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	22,000	$637,780
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	315,000	7,292,250

Total Preferred Stocks (cost $8,425,000)		7,930,030

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	7,011	66,821
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	7,011	13,878

Total Rights (cost $161)		80,699

Total Long-Term Investments (cost $46,588,319,492)		42,314,008,886

	Shares
Short-Term Investments 15.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	5,158,205,386	5,158,205,386
PGIM Institutional Money Market Fund (cost $1,224,526,612; includes $1,219,463,259 of cash collateral for securities on loan)(b)(wi)	1,226,207,344	1,225,471,619

Total Short-Term Investments (cost $6,382,731,998)		6,383,677,005

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 116.3% (cost $52,971,051,490)		48,697,685,891

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Value
Options Written*~ (0.0)%
(premiums received $1,951,973)	$(542,858)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 116.3% (cost $52,969,099,517)	48,697,143,033
Liabilities in excess of other assets(z) (16.3)%	(6,833,753,105)

Net Assets 100.0%	$41,863,389,928

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
AID—Agency for International Development
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CF—CF Secured, LLC
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
CMT—Constant Maturity Treasury
COFI—Cost of Funds Index
CS—Credit Suisse Securities (USA) LLC
CVR—Contingent Value Rights
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
ICE—Intercontinental Exchange
ING—ING Financial Markets LLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSC—Morgan Stanley & Co. LLC
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SG—Societe Generale
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $335,000,344 and 0.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,198,762,022; cash collateral of $1,219,463,259 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2023.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $335,124,533. The aggregate value of $252,284,597 is 0.6% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $3,521,000,000 is 8.4% of net assets.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at July 31, 2023:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Tank Holding Corp., Delayed Draw Term Commitment, 0.000%(p), Maturity Date 03/31/28 (cost $3,151,541)^	3,198	$3,118,050	$—	$(33,491)
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $69,589,844)	5.500%	TBA	08/14/23(tt)	$(70,000)		$(69,513,282)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Azerbaijan Contingent CAP	Call	DB	12/22/32	6.86%		—		354,904	$(537,954)
(premiums received $1,951,973)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	701,420	$(4,904)
(premiums received $0)
Total Options Written (premiums received $1,951,973)								$(542,858)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at July 31, 2023		Unrealized Appreciation (Depreciation)
CDX.NA.HY.40.V1, 06/20/28	Put	08/16/23	$105.50	CDX.NA.HY. 40.V1(Q)	5.00%(Q)	1,500,000		$33,421,765		$(20,090,735)
CDX.NA.HY.40.V1, 06/20/28	Put	09/20/23	$104.00	CDX.NA.HY. 40.V1(Q)	5.00%(Q)	400,000		5,756,513		(7,636,487)
CDX.NA.IG.40.V1, 06/20/28	Put	10/18/23	0.75%	CDX.NA.IG. 40.V1(Q)	1.00%(Q)	674,820		685,221		(234,221)
Total Centrally Cleared Swaptions (cost $67,824,942)							$39,863,499		$(27,961,443)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.HY.40.V1, 06/20/28	Call	08/16/23	$105.50	CDX.NA.HY. 40.V1(Q)	5.00%(Q)	1,500,000	$(365,526)	$(362,526)
CDX.NA.HY.40.V1, 06/20/28	Call	09/20/23	$104.00	CDX.NA.HY. 40.V1(Q)	5.00%(Q)	400,000	(1,016,979)	(733,979)
CDX.NA.IG.40.V1, 06/20/28	Call	10/18/23	0.63%	CDX.NA.IG. 40.V1(Q)	1.00%(Q)	674,820	(787,355)	(112,535)
Total Centrally Cleared Swaptions (premiums received $960,820)							$(2,169,860)	$(1,209,040)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Futures contracts outstanding at July 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,800	3 Month CME SOFR	Sep. 2023	$426,420,000	$1,709,228
1,800	3 Month CME SOFR	Dec. 2023	425,655,000	1,120,078
1,800	3 Month CME SOFR	Mar. 2024	425,812,500	527,897
1,800	3 Month CME SOFR	Jun. 2024	426,780,000	(56,131)
1,800	3 Month CME SOFR	Sep. 2024	428,220,000	(685,940)
1,800	3 Month CME SOFR	Dec. 2024	429,907,500	(906,667)
1,800	3 Month CME SOFR	Mar. 2025	431,415,000	(810,805)
15,128	5 Year U.S. Treasury Notes	Sep. 2023	1,615,977,650	(30,203,773)
19,445	10 Year U.S. Treasury Notes	Sep. 2023	2,166,294,531	(47,726,044)
8,421	10 Year U.S. Ultra Treasury Notes	Sep. 2023	985,125,464	(23,420,190)
15,694	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	2,075,041,063	(50,620,462)
				(151,072,809)
Short Positions:
2,618	2 Year U.S. Treasury Notes	Sep. 2023	531,535,813	6,101,417
4,152	5 Year Euro-Bobl	Sep. 2023	529,052,220	6,403,761
3,598	10 Year Euro-Bund	Sep. 2023	526,148,133	8,764,313
2,766	20 Year U.S. Treasury Bonds	Sep. 2023	344,194,125	5,614,268
1,743	Euro Schatz Index	Sep. 2023	201,320,814	1,321,773
				28,205,532
				$(122,867,277)
Forward foreign currency exchange contracts outstanding at July 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/23	CITI	BRL	183,098	$37,930,082	$38,704,966	$774,884	$—
Expiring 08/02/23	CITI	BRL	59,917	12,449,000	12,665,824	216,824	—
Expiring 09/05/23	GSI	BRL	243,015	50,995,724	51,048,929	53,205	—
British Pound,
Expiring 10/19/23	SSB	GBP	4,910	6,332,462	6,303,233	—	(29,229)
Chilean Peso,
Expiring 09/20/23	DB	CLP	10,652,220	12,624,000	12,627,422	3,422	—
Expiring 09/20/23	GSI	CLP	10,519,708	12,661,000	12,470,340	—	(190,660)
Expiring 09/20/23	HSBC	CLP	10,320,221	12,449,000	12,233,862	—	(215,138)
Chinese Renminbi,
Expiring 08/23/23	BNP	CNH	90,534	12,521,000	12,695,225	174,225	—
Expiring 08/23/23	BOA	CNH	313,310	43,458,000	43,934,344	476,344	—
Expiring 08/23/23	CITI	CNH	312,956	43,859,000	43,884,626	25,626	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/23/23	CITI	CNH	267,082	$37,549,000	$37,451,942	$—	$(97,058)
Expiring 08/23/23	GSI	CNH	307,108	42,930,000	43,064,645	134,645	—
Expiring 08/23/23	HSBC	CNH	325,719	45,934,000	45,674,336	—	(259,664)
Expiring 08/23/23	JPM	CNH	311,933	43,614,000	43,741,170	127,170	—
Expiring 08/23/23	JPM	CNH	90,113	12,442,000	12,636,196	194,196	—
Expiring 08/23/23	MSI	CNH	230,218	32,342,000	32,282,574	—	(59,426)
Expiring 08/23/23	SSB	CNH	330,372	46,090,000	46,326,820	236,820	—
Expiring 08/23/23	SSB	CNH	86,695	12,255,000	12,156,960	—	(98,040)
Expiring 08/23/23	SSB	CNH	80,632	11,271,000	11,306,786	35,786	—
Colombian Peso,
Expiring 09/20/23	CITI	COP	226,481,338	49,962,947	56,923,929	6,960,982	—
Expiring 09/20/23	DB	COP	284,458,535	66,335,184	71,495,946	5,160,762	—
Expiring 09/20/23	DB	COP	222,959,473	50,159,611	56,038,741	5,879,130	—
Expiring 09/20/23	DB	COP	91,918,639	20,288,000	23,102,875	2,814,875	—
Expiring 09/20/23	GSI	COP	123,675,279	30,764,000	31,084,604	320,604	—
Euro,
Expiring 10/19/23	CITI	EUR	22,748	25,314,429	25,109,252	—	(205,177)
Expiring 10/19/23	JPM	EUR	61,411	68,098,621	67,786,014	—	(312,607)
Indian Rupee,
Expiring 09/20/23	BOA	INR	2,903,862	35,280,000	35,255,300	—	(24,700)
Expiring 09/20/23	HSBC	INR	3,339,543	40,747,000	40,544,832	—	(202,168)
Expiring 09/20/23	JPM	INR	3,362,315	40,873,000	40,821,309	—	(51,691)
Expiring 09/20/23	JPM	INR	2,071,370	25,262,000	25,148,163	—	(113,837)
Expiring 09/20/23	MSI	INR	4,518,939	54,857,000	54,863,682	6,682	—
Indonesian Rupiah,
Expiring 09/20/23	MSI	IDR	2,748,609,503	184,811,532	181,879,769	—	(2,931,763)
Israeli Shekel,
Expiring 09/20/23	BARC	ILS	111,380	31,396,000	30,352,913	—	(1,043,087)
Expiring 09/20/23	CITI	ILS	45,486	12,663,000	12,395,786	—	(267,214)
Japanese Yen,
Expiring 10/19/23	BNYM	JPY	3,250,176	23,876,844	23,133,584	—	(743,260)
New Taiwanese Dollar,
Expiring 09/20/23	HSBC	TWD	1,228,959	40,266,000	39,195,396	—	(1,070,604)
Expiring 09/20/23	SCB	TWD	3,053,381	100,163,721	97,382,022	—	(2,781,699)
Peruvian Nuevo Sol,
Expiring 09/20/23	CITI	PEN	67,561	18,471,096	18,676,378	205,282	—
Expiring 09/20/23	CITI	PEN	63,052	17,577,450	17,429,814	—	(147,636)
Expiring 09/20/23	CITI	PEN	60,628	16,911,500	16,759,720	—	(151,780)
Expiring 09/20/23	CITI	PEN	55,796	15,587,550	15,423,996	—	(163,554)
Expiring 09/20/23	DB	PEN	184,701	50,167,329	51,058,122	890,793	—
Philippine Peso,
Expiring 09/20/23	DB	PHP	671,904	12,324,000	12,267,971	—	(56,029)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/20/23	JPM	PHP	748,852	$13,339,482	$13,672,914	$333,432	$—
Polish Zloty,
Expiring 10/19/23	GSI	PLN	129,443	32,527,000	32,191,445	—	(335,555)
Expiring 10/19/23	JPM	PLN	129,082	32,337,000	32,101,469	—	(235,531)
Singapore Dollar,
Expiring 09/20/23	GSI	SGD	43,641	32,864,000	32,899,685	35,685	—
Expiring 09/20/23	TD	SGD	41,493	31,459,000	31,280,378	—	(178,622)
South African Rand,
Expiring 09/20/23	JPM	ZAR	574,827	31,837,000	31,991,288	154,288	—
Expiring 09/20/23	MSI	ZAR	1,050,760	52,633,245	58,478,771	5,845,526	—
Expiring 09/20/23	MSI	ZAR	520,988	27,866,000	28,994,983	1,128,983	—
Expiring 09/20/23	SCB	ZAR	48,711	2,620,000	2,710,962	90,962	—
South Korean Won,
Expiring 09/20/23	CITI	KRW	61,741,457	48,476,000	48,462,302	—	(13,698)
Expiring 09/20/23	CITI	KRW	40,356,307	31,797,000	31,676,602	—	(120,398)
Expiring 09/20/23	GSI	KRW	34,347,717	26,869,000	26,960,320	91,320	—
Expiring 09/20/23	HSBC	KRW	29,563,376	22,816,000	23,204,979	388,979	—
Expiring 09/20/23	SSB	KRW	38,940,509	30,859,000	30,565,309	—	(293,691)
Swiss Franc,
Expiring 10/19/23	SSB	CHF	19,887	23,153,861	23,000,892	—	(152,969)
Thai Baht,
Expiring 09/20/23	BOA	THB	1,198,011	34,393,000	35,171,836	778,836	—
Expiring 09/20/23	GSI	THB	1,107,951	32,331,000	32,527,799	196,799	—
				$2,070,041,670	$2,091,232,252	33,737,067	(12,546,485)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/23	DB	AUD	54,829	$37,335,359	$36,928,653	$406,706	$—
Brazilian Real,
Expiring 08/02/23	GSI	BRL	243,015	51,301,462	51,370,790	—	(69,328)
Expiring 09/05/23	SSB	BRL	59,083	12,449,000	12,411,255	37,745	—
British Pound,
Expiring 10/19/23	BOA	GBP	28,921	37,447,883	37,123,908	323,975	—
Expiring 10/19/23	DB	GBP	396,376	514,849,290	508,801,187	6,048,103	—
Canadian Dollar,
Expiring 10/19/23	HSBC	CAD	32,983	24,941,363	25,039,188	—	(97,825)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 09/20/23	BNP	CLP	10,158,384	$12,449,000	$12,042,016	$406,984	$—
Expiring 09/20/23	HSBC	CLP	66,644,976	81,838,246	79,002,711	2,835,535	—
Expiring 09/20/23	HSBC	CLP	55,243,772	67,590,949	65,487,424	2,103,525	—
Chinese Renminbi,
Expiring 08/23/23	CITI	CNH	307,141	42,418,000	43,069,168	—	(651,168)
Expiring 08/23/23	CITI	CNH	271,311	37,944,000	38,044,917	—	(100,917)
Expiring 08/23/23	JPM	CNH	320,055	44,268,000	44,880,166	—	(612,166)
Expiring 08/23/23	MSI	CNH	2,990,195	428,390,409	419,303,783	9,086,626	—
Expiring 08/23/23	MSI	CNH	337,181	46,873,000	47,281,611	—	(408,611)
Expiring 08/23/23	SCB	CNH	274,632	38,497,000	38,510,640	—	(13,640)
Colombian Peso,
Expiring 09/20/23	CITI	COP	53,456,504	12,449,000	13,435,784	—	(986,784)
Expiring 09/20/23	CITI	COP	50,729,572	12,831,560	12,750,395	81,165	—
Expiring 09/20/23	MSI	COP	76,094,359	19,247,340	19,125,593	121,747	—
Czech Koruna,
Expiring 10/19/23	BARC	CZK	580,998	27,320,188	26,656,998	663,190	—
Expiring 10/19/23	BNP	CZK	272,539	12,663,000	12,504,490	158,510	—
Euro,
Expiring 10/19/23	BARC	EUR	1,071,634	1,208,080,609	1,182,869,823	25,210,786	—
Expiring 10/19/23	CITI	EUR	22,748	25,394,731	25,109,253	285,478	—
Expiring 10/19/23	MSI	EUR	1,577,606	1,737,953,996	1,741,362,318	—	(3,408,322)
Expiring 10/19/23	SSB	EUR	1,740,315	1,937,705,278	1,920,960,729	16,744,549	—
Hungarian Forint,
Expiring 10/19/23	GSI	HUF	9,866,012	27,613,000	27,553,553	59,447	—
Indian Rupee,
Expiring 09/20/23	BOA	INR	11,427,534	137,926,248	138,739,795	—	(813,547)
Expiring 09/20/23	BOA	INR	3,092,714	37,580,000	37,548,123	31,877	—
Expiring 09/20/23	SCB	INR	3,426,885	41,392,000	41,605,242	—	(213,242)
Indonesian Rupiah,
Expiring 09/20/23	BOA	IDR	532,691,473	35,653,000	35,249,024	403,976	—
Expiring 09/20/23	CITI	IDR	485,272,965	32,273,000	32,111,267	161,733	—
Expiring 09/20/23	HSBC	IDR	498,760,973	33,189,000	33,003,790	185,210	—
Israeli Shekel,
Expiring 09/20/23	CITI	ILS	67,106	18,441,132	18,287,686	153,446	—
Expiring 09/20/23	CITI	ILS	40,712	11,271,000	11,094,652	176,348	—
Mexican Peso,
Expiring 09/20/23	BOA	MXN	652,019	37,676,000	38,573,262	—	(897,262)
New Taiwanese Dollar,
Expiring 09/20/23	BOA	TWD	1,345,065	43,512,000	42,898,389	613,611	—
Expiring 09/20/23	CITI	TWD	1,362,059	43,859,000	43,440,385	418,615	—
Expiring 09/20/23	CITI	TWD	1,201,086	38,420,000	38,306,452	113,548	—
Expiring 09/20/23	CITI	TWD	1,144,097	37,552,000	36,488,884	1,063,116	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/20/23	DB	TWD	1,317,415	$42,212,000	$42,016,566	$195,434	$—
Expiring 09/20/23	HSBC	TWD	1,167,391	37,890,000	37,231,807	658,193	—
Expiring 09/20/23	HSBC	TWD	1,100,583	35,739,000	35,101,075	637,925	—
Expiring 09/20/23	MSI	TWD	1,340,969	43,383,000	42,767,750	615,250	—
Expiring 09/20/23	SCB	TWD	1,351,101	43,720,000	43,090,907	629,093	—
Expiring 09/20/23	SCB	TWD	1,314,852	42,431,000	41,934,805	496,195	—
Philippine Peso,
Expiring 09/20/23	HSBC	PHP	1,970,798	35,390,000	35,983,829	—	(593,829)
Expiring 09/20/23	HSBC	PHP	1,088,527	19,858,630	19,874,874	—	(16,244)
Expiring 09/20/23	HSBC	PHP	1,012,870	18,530,370	18,493,491	36,879	—
Expiring 09/20/23	JPM	PHP	1,378,775	25,262,000	25,174,363	87,637	—
Polish Zloty,
Expiring 10/19/23	HSBC	PLN	273,859	68,785,577	68,106,490	679,087	—
Singapore Dollar,
Expiring 09/20/23	GSI	SGD	442,151	329,321,794	333,325,929	—	(4,004,135)
South African Rand,
Expiring 09/20/23	MSI	ZAR	513,806	26,085,000	28,595,283	—	(2,510,283)
South Korean Won,
Expiring 09/20/23	JPM	KRW	480,652,000	370,864,872	377,274,904	—	(6,410,032)
Swiss Franc,
Expiring 10/19/23	GSI	CHF	21,508	24,982,000	24,875,496	106,504	—
Thai Baht,
Expiring 09/20/23	JPM	THB	3,217,774	93,635,209	94,469,070	—	(833,861)
Expiring 09/20/23	JPM	THB	1,316,591	37,640,000	38,653,151	—	(1,013,151)
				$8,344,326,495	$8,295,943,094	72,037,748	(23,654,347)
						$105,774,815	$(36,200,832)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Emirate of Abu Dhabi (D10)	12/20/24	1.000%(Q)	1,000	$(13,110)	$270	$(13,380)	MSI
Federation of Malaysia (D10)	12/20/24	1.000%(Q)	2,000	(24,194)	539	(24,733)	MSI
Federative Republic of Brazil (D10)	12/20/24	1.000%(Q)	6,000	(57,627)	1,617	(59,244)	MSI
Kingdom of Saudi Arabia (D10)	12/20/24	1.000%(Q)	1,000	(11,752)	270	(12,022)	MSI
People’s Republic of China (D10)	12/20/24	1.000%(Q)	4,500	(50,767)	1,213	(51,980)	MSI
Republic of Chile (D10)	12/20/24	1.000%(Q)	1,000	(13,250)	270	(13,520)	MSI
Republic of Colombia (D10)	12/20/24	1.000%(Q)	2,500	(16,783)	674	(17,457)	MSI
Republic of Indonesia (D10)	12/20/24	1.000%(Q)	4,000	(45,632)	1,078	(46,710)	MSI
Republic of Panama (D10)	12/20/24	1.000%(Q)	1,000	(10,317)	270	(10,587)	MSI
Republic of Peru (D10)	12/20/24	1.000%(Q)	1,000	(12,437)	270	(12,707)	MSI
Republic of Philippines (D10)	12/20/24	1.000%(Q)	1,000	(11,209)	270	(11,479)	MSI
Republic of South Africa (D10)	12/20/24	1.000%(Q)	4,500	(10,828)	1,213	(12,041)	MSI
Republic of Turkey (D10)	12/20/24	1.000%(Q)	6,000	95,088	1,617	93,471	MSI
State of Qatar (D10)	12/20/24	1.000%(Q)	1,000	(12,852)	270	(13,122)	MSI
United Mexican States (D10)	12/20/24	1.000%(Q)	6,000	(67,010)	1,617	(68,627)	MSI
Emirate of Abu Dhabi (D11)	06/20/26	1.000%(Q)	800	(18,535)	540	(19,075)	BOA
Federation of Malaysia (D11)	06/20/26	1.000%(Q)	1,600	(34,142)	1,079	(35,221)	BOA
Federative Republic of Brazil (D11)	06/20/26	1.000%(Q)	4,800	(33,059)	3,238	(36,297)	BOA
Kingdom of Saudi Arabia (D11)	06/20/26	1.000%(Q)	800	(15,528)	540	(16,068)	BOA
People’s Republic of China (D11)	06/20/26	1.000%(Q)	4,800	(91,916)	3,238	(95,154)	BOA
Republic of Argentina (D11)	06/20/26	1.000%(Q)	800	481,470	540	480,930	BOA
Republic of Chile (D11)	06/20/26	1.000%(Q)	800	(16,661)	540	(17,201)	BOA
Republic of Colombia (D11)	06/20/26	1.000%(Q)	2,000	2,763	1,349	1,414	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Indonesia (D11)	06/20/26	1.000%(Q)	3,600	$(61,573)	$2,428	$(64,001)	BOA
Republic of Panama (D11)	06/20/26	1.000%(Q)	800	(11,123)	540	(11,663)	BOA
Republic of Peru (D11)	06/20/26	1.000%(Q)	800	(15,080)	540	(15,620)	BOA
Republic of Philippines (D11)	06/20/26	1.000%(Q)	800	(14,248)	540	(14,788)	BOA
Republic of South Africa (D11)	06/20/26	1.000%(Q)	4,000	50,807	2,698	48,109	BOA
Republic of Turkey (D11)	06/20/26	1.000%(Q)	4,800	261,921	3,238	258,683	BOA
State of Qatar (D11)	06/20/26	1.000%(Q)	800	(17,763)	540	(18,303)	BOA
United Mexican States (D11)	06/20/26	1.000%(Q)	4,800	(71,218)	3,238	(74,456)	BOA
Emirate of Abu Dhabi (D12)	06/20/26	1.000%(Q)	100	(2,317)	86	(2,403)	BOA
Federation of Malaysia (D12)	06/20/26	1.000%(Q)	200	(4,268)	172	(4,440)	BOA
Federative Republic of Brazil (D12)	06/20/26	1.000%(Q)	600	(4,133)	517	(4,650)	BOA
Kingdom of Saudi Arabia (D12)	06/20/26	1.000%(Q)	100	(1,941)	86	(2,027)	BOA
People’s Republic of China (D12)	06/20/26	1.000%(Q)	600	(11,490)	517	(12,007)	BOA
Republic of Argentina (D12)	06/20/26	1.000%(Q)	100	60,184	86	60,098	BOA
Republic of Chile (D12)	06/20/26	1.000%(Q)	100	(2,083)	86	(2,169)	BOA
Republic of Colombia (D12)	06/20/26	1.000%(Q)	250	346	216	130	BOA
Republic of Indonesia (D12)	06/20/26	1.000%(Q)	450	(7,697)	388	(8,085)	BOA
Republic of Panama (D12)	06/20/26	1.000%(Q)	100	(1,391)	86	(1,477)	BOA
Republic of Peru (D12)	06/20/26	1.000%(Q)	100	(1,885)	86	(1,971)	BOA
Republic of Philippines (D12)	06/20/26	1.000%(Q)	100	(1,781)	86	(1,867)	BOA
Republic of South Africa (D12)	06/20/26	1.000%(Q)	500	6,351	431	5,920	BOA
Republic of Turkey (D12)	06/20/26	1.000%(Q)	600	32,740	517	32,223	BOA
State of Qatar (D12)	06/20/26	1.000%(Q)	100	(2,221)	86	(2,307)	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
United Mexican States (D12)	06/20/26	1.000%(Q)	600	$(8,903)	$517	$(9,420)	BOA
Emirate of Abu Dhabi (D22)	06/20/25	1.000%(Q)	2,254	(38,064)	4,485	(42,549)	GSI
Federation of Malaysia (D22)	06/20/25	1.000%(Q)	3,380	(52,335)	6,728	(59,063)	GSI
Federative Republic of Brazil (D22)	06/20/25	1.000%(Q)	13,521	(152,963)	26,910	(179,873)	GSI
Kingdom of Saudi Arabia (D22)	06/20/25	1.000%(Q)	2,254	(33,745)	4,485	(38,230)	GSI
People’s Republic of China (D22)	06/20/25	1.000%(Q)	13,521	(194,189)	26,910	(221,099)	GSI
Republic of Chile (D22)	06/20/25	1.000%(Q)	2,254	(38,378)	4,485	(42,863)	GSI
Republic of Colombia (D22)	06/20/25	1.000%(Q)	5,634	(36,881)	11,213	(48,094)	GSI
Republic of Indonesia (D22)	06/20/25	1.000%(Q)	9,014	(127,137)	17,940	(145,077)	GSI
Republic of Panama (D22)	06/20/25	1.000%(Q)	2,254	(28,936)	4,485	(33,421)	GSI
Republic of Peru (D22)	06/20/25	1.000%(Q)	2,254	(35,700)	4,485	(40,185)	GSI
Republic of Philippines (D22)	06/20/25	1.000%(Q)	2,254	(31,262)	4,485	(35,747)	GSI
Republic of South Africa (D22)	06/20/25	1.000%(Q)	10,141	(765)	20,183	(20,948)	GSI
Republic of Turkey (D22)	06/20/25	1.000%(Q)	13,521	376,736	26,910	349,826	GSI
State of Qatar (D22)	06/20/25	1.000%(Q)	2,254	(37,666)	4,485	(42,151)	GSI
United Mexican States (D22)	06/20/25	1.000%(Q)	13,521	(188,382)	26,910	(215,292)	GSI
				$(436,721)	$235,346	$(672,067)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/23	1.000%(Q)	2,550	0.140%	$11,460	$(108)	$11,568	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D01)	12/20/23	1.000%(Q)	12,750	0.157%	$56,464	$(540)	$57,004	BARC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	8,500	0.187%	36,650	(360)	37,010	BARC
Republic of Chile (D01)	12/20/23	1.000%(Q)	2,550	0.042%	12,430	(108)	12,538	BARC
Republic of Colombia (D01)	12/20/23	1.000%(Q)	3,400	0.255%	13,769	(144)	13,913	BARC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	3,400	0.130%	15,419	(144)	15,563	BARC
Republic of Panama (D01)	12/20/23	1.000%(Q)	2,550	0.191%	10,959	(108)	11,067	BARC
Republic of Peru (D01)	12/20/23	1.000%(Q)	2,550	0.085%	12,004	(108)	12,112	BARC
Republic of Philippines (D01)	12/20/23	1.000%(Q)	2,550	0.156%	11,303	(108)	11,411	BARC
Republic of South Africa (D01)	12/20/23	1.000%(Q)	7,650	0.314%	29,239	(324)	29,563	BARC
Republic of Turkey (D01)	12/20/23	1.000%(Q)	12,750	0.658%	31,713	(540)	32,253	BARC
United Mexican States (D01)	12/20/23	1.000%(Q)	11,050	0.132%	50,017	(468)	50,485	BARC
Federation of Malaysia (D02)	12/20/23	1.000%(Q)	10,500	0.140%	47,188	(656)	47,844	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D02)	12/20/23	1.000%(Q)	52,500	0.157%	$232,499	$(3,279)	$235,778	BARC
People’s Republic of China (D02)	12/20/23	1.000%(Q)	35,000	0.187%	150,909	(2,186)	153,095	BARC
Republic of Chile (D02)	12/20/23	1.000%(Q)	10,500	0.042%	51,180	(656)	51,836	BARC
Republic of Colombia (D02)	12/20/23	1.000%(Q)	14,000	0.255%	56,697	(874)	57,571	BARC
Republic of Indonesia (D02)	12/20/23	1.000%(Q)	14,000	0.130%	63,491	(874)	64,365	BARC
Republic of Panama (D02)	12/20/23	1.000%(Q)	10,500	0.191%	45,124	(656)	45,780	BARC
Republic of Peru (D02)	12/20/23	1.000%(Q)	10,500	0.085%	49,426	(656)	50,082	BARC
Republic of Philippines (D02)	12/20/23	1.000%(Q)	10,500	0.156%	46,542	(656)	47,198	BARC
Republic of South Africa (D02)	12/20/23	1.000%(Q)	31,500	0.314%	120,397	(1,967)	122,364	BARC
Republic of Turkey (D02)	12/20/23	1.000%(Q)	52,500	0.658%	130,582	(3,279)	133,861	BARC
United Mexican States (D02)	12/20/23	1.000%(Q)	45,500	0.132%	205,951	(2,842)	208,793	BARC
Federation of Malaysia (D03)	12/20/23	1.000%(Q)	4,500	0.140%	20,223	(693)	20,916	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D03)	12/20/23	1.000%(Q)	22,500	0.157%	$99,642	$(3,463)	$103,105	BARC
People’s Republic of China (D03)	12/20/23	1.000%(Q)	15,000	0.187%	64,675	(2,309)	66,984	BARC
Republic of Chile (D03)	12/20/23	1.000%(Q)	4,500	0.042%	21,934	(693)	22,627	BARC
Republic of Colombia (D03)	12/20/23	1.000%(Q)	6,000	0.255%	24,299	(923)	25,222	BARC
Republic of Indonesia (D03)	12/20/23	1.000%(Q)	6,000	0.130%	27,211	(923)	28,134	BARC
Republic of Panama (D03)	12/20/23	1.000%(Q)	4,500	0.191%	19,339	(693)	20,032	BARC
Republic of Peru (D03)	12/20/23	1.000%(Q)	4,500	0.085%	21,182	(693)	21,875	BARC
Republic of Philippines (D03)	12/20/23	1.000%(Q)	4,500	0.156%	19,946	(693)	20,639	BARC
Republic of South Africa (D03)	12/20/23	1.000%(Q)	13,500	0.314%	51,598	(2,078)	53,676	BARC
Republic of Turkey (D03)	12/20/23	1.000%(Q)	22,500	0.658%	55,964	(3,463)	59,427	BARC
United Mexican States (D03)	12/20/23	1.000%(Q)	19,500	0.132%	88,265	(3,001)	91,266	BARC
Federation of Malaysia (D04)	12/20/23	1.000%(Q)	3,000	0.072%	14,274	(552)	14,826	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D04)	12/20/23	1.000%(Q)	15,000	0.157%	$66,429	$(2,762)	$69,191	CITI
People’s Republic of China (D04)	12/20/23	1.000%(Q)	10,000	0.187%	43,116	(1,842)	44,958	CITI
Republic of Chile (D04)	12/20/23	1.000%(Q)	3,000	0.042%	14,623	(552)	15,175	CITI
Republic of Colombia (D04)	12/20/23	1.000%(Q)	4,000	0.255%	16,199	(737)	16,936	CITI
Republic of Indonesia (D04)	12/20/23	1.000%(Q)	4,000	0.130%	18,140	(737)	18,877	CITI
Republic of Panama (D04)	12/20/23	1.000%(Q)	3,000	0.191%	12,893	(552)	13,445	CITI
Republic of Peru (D04)	12/20/23	1.000%(Q)	3,000	0.085%	14,121	(560)	14,681	CITI
Republic of Philippines (D04)	12/20/23	1.000%(Q)	3,000	0.156%	13,298	(552)	13,850	CITI
Republic of South Africa (D04)	12/20/23	1.000%(Q)	9,000	0.314%	34,399	(1,657)	36,056	CITI
Republic of Turkey (D04)	12/20/23	1.000%(Q)	15,000	0.658%	37,310	(2,762)	40,072	CITI
United Mexican States (D04)	12/20/23	1.000%(Q)	13,000	0.132%	58,843	(2,394)	61,237	CITI
Federation of Malaysia (D05)	12/20/23	1.000%(Q)	3,000	0.140%	13,482	(602)	14,084	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D05)	12/20/23	1.000%(Q)	15,000	0.157%	$66,429	$(3,010)	$69,439	CITI
People’s Republic of China (D05)	12/20/23	1.000%(Q)	10,000	0.187%	43,117	(2,007)	45,124	CITI
Republic of Chile (D05)	12/20/23	1.000%(Q)	3,000	0.042%	14,623	(602)	15,225	CITI
Republic of Colombia (D05)	12/20/23	1.000%(Q)	4,000	0.255%	16,199	(803)	17,002	CITI
Republic of Indonesia (D05)	12/20/23	1.000%(Q)	4,000	0.130%	18,140	(803)	18,943	CITI
Republic of Panama (D05)	12/20/23	1.000%(Q)	3,000	0.191%	12,893	(602)	13,495	CITI
Republic of Peru (D05)	12/20/23	1.000%(Q)	3,000	0.085%	14,122	(602)	14,724	CITI
Republic of Philippines (D05)	12/20/23	1.000%(Q)	3,000	0.156%	13,298	(602)	13,900	CITI
Republic of South Africa (D05)	12/20/23	1.000%(Q)	9,000	0.314%	34,399	(1,806)	36,205	CITI
Republic of Turkey (D05)	12/20/23	1.000%(Q)	15,000	0.658%	37,310	(3,010)	40,320	CITI
United Mexican States (D05)	12/20/23	1.000%(Q)	13,000	0.132%	58,843	(2,609)	61,452	CITI
Emirate of Abu Dhabi (D06)	12/20/25	1.000%(Q)	1,940	0.167%	38,934	(218)	39,152	MSI
Federation of Malaysia (D06)	12/20/25	1.000%(Q)	2,910	0.237%	53,683	(327)	54,010	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D06)	12/20/25	1.000%(Q)	11,640	0.650%	$105,487	$(1,307)	$106,794	MSI
Kingdom of Saudi Arabia (D06)	12/20/25	1.000%(Q)	1,940	0.291%	33,409	(218)	33,627	MSI
People’s Republic of China (D06)	12/20/25	1.000%(Q)	11,640	0.309%	195,401	(1,307)	196,708	MSI
Republic of Argentina (D06)	12/20/25	1.000%(Q)	4,850	38.479%	(2,678,398)	(545)	(2,677,853)	MSI
Republic of Chile (D06)	12/20/25	1.000%(Q)	1,940	0.216%	36,770	(218)	36,988	MSI
Republic of Colombia (D06)	12/20/25	1.000%(Q)	4,850	0.940%	12,174	(545)	12,719	MSI
Republic of Indonesia (D06)	12/20/25	1.000%(Q)	7,760	0.361%	121,247	(871)	122,118	MSI
Republic of Panama (D06)	12/20/25	1.000%(Q)	1,940	0.460%	25,956	(218)	26,174	MSI
Republic of Peru (D06)	12/20/25	1.000%(Q)	1,940	0.285%	33,690	(218)	33,908	MSI
Republic of Philippines (D06)	12/20/25	1.000%(Q)	1,940	0.350%	30,784	(218)	31,002	MSI
Republic of South Africa (D06)	12/20/25	1.000%(Q)	8,730	1.340%	(56,224)	(980)	(55,244)	MSI
Republic of Turkey (D06)	12/20/25	1.000%(Q)	11,640	2.948%	(483,742)	(1,307)	(482,435)	MSI
State of Qatar (D06)	12/20/25	1.000%(Q)	1,940	0.192%	37,819	(272)	38,091	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D06)	12/20/25	1.000%(Q)	11,640	0.416%	$167,505	$(1,307)	$168,812	MSI
Emirate of Abu Dhabi (D07)	12/20/25	1.000%(Q)	2,000	0.167%	40,138	(709)	40,847	CITI
Federation of Malaysia (D07)	12/20/25	1.000%(Q)	3,000	0.237%	55,344	(1,063)	56,407	CITI
Federative Republic of Brazil (D07)	12/20/25	1.000%(Q)	12,000	0.650%	108,750	(4,252)	113,002	CITI
Kingdom of Saudi Arabia (D07)	12/20/25	1.000%(Q)	2,000	0.291%	34,442	(709)	35,151	CITI
People’s Republic of China (D07)	12/20/25	1.000%(Q)	12,000	0.309%	201,445	(4,252)	205,697	CITI
Republic of Argentina (D07)	12/20/25	1.000%(Q)	5,000	38.479%	(2,761,235)	(1,772)	(2,759,463)	CITI
Republic of Chile (D07)	12/20/25	1.000%(Q)	2,000	0.216%	37,907	(709)	38,616	CITI
Republic of Colombia (D07)	12/20/25	1.000%(Q)	5,000	0.940%	12,551	(1,772)	14,323	CITI
Republic of Indonesia (D07)	12/20/25	1.000%(Q)	8,000	0.361%	124,997	(2,835)	127,832	CITI
Republic of Panama (D07)	12/20/25	1.000%(Q)	2,000	0.460%	26,758	(709)	27,467	CITI
Republic of Peru (D07)	12/20/25	1.000%(Q)	2,000	0.285%	34,732	(709)	35,441	CITI
Republic of Philippines (D07)	12/20/25	1.000%(Q)	2,000	0.350%	31,736	(709)	32,445	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D07)	12/20/25	1.000%(Q)	9,000	1.340%	$(57,963)	$(3,189)	$(54,774)	CITI
Republic of Turkey (D07)	12/20/25	1.000%(Q)	12,000	2.948%	(498,703)	(4,252)	(494,451)	CITI
State of Qatar (D07)	12/20/25	1.000%(Q)	2,000	0.192%	38,988	(709)	39,697	CITI
United Mexican States (D07)	12/20/25	1.000%(Q)	12,000	0.416%	172,686	(4,252)	176,938	CITI
Emirate of Abu Dhabi (D08)	12/20/25	1.000%(Q)	4,000	0.167%	80,276	(1,417)	81,693	MSI
Federation of Malaysia (D08)	12/20/25	1.000%(Q)	6,000	0.237%	110,687	(2,126)	112,813	MSI
Federative Republic of Brazil (D08)	12/20/25	1.000%(Q)	24,000	0.650%	217,499	(8,504)	226,003	MSI
Kingdom of Saudi Arabia (D08)	12/20/25	1.000%(Q)	4,000	0.291%	68,885	(1,417)	70,302	MSI
People’s Republic of China (D08)	12/20/25	1.000%(Q)	24,000	0.309%	402,890	(8,504)	411,394	MSI
Republic of Argentina (D08)	12/20/25	1.000%(Q)	10,000	38.479%	(5,522,469)	(3,543)	(5,518,926)	MSI
Republic of Chile (D08)	12/20/25	1.000%(Q)	4,000	0.216%	75,814	(1,417)	77,231	MSI
Republic of Colombia (D08)	12/20/25	1.000%(Q)	10,000	0.940%	25,102	(3,543)	28,645	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D08)	12/20/25	1.000%(Q)	16,000	0.361%	$249,994	$(5,669)	$255,663	MSI
Republic of Panama (D08)	12/20/25	1.000%(Q)	4,000	0.460%	53,518	(1,417)	54,935	MSI
Republic of Peru (D08)	12/20/25	1.000%(Q)	4,000	0.285%	69,464	(1,417)	70,881	MSI
Republic of Philippines (D08)	12/20/25	1.000%(Q)	4,000	0.350%	63,473	(1,417)	64,890	MSI
Republic of South Africa (D08)	12/20/25	1.000%(Q)	18,000	1.340%	(115,926)	(6,378)	(109,548)	MSI
Republic of Turkey (D08)	12/20/25	1.000%(Q)	24,000	2.948%	(997,406)	(8,504)	(988,902)	MSI
State of Qatar (D08)	12/20/25	1.000%(Q)	4,000	0.192%	77,976	(1,531)	79,507	MSI
United Mexican States (D08)	12/20/25	1.000%(Q)	24,000	0.416%	345,372	(8,504)	353,876	MSI
Emirate of Abu Dhabi (D09)	12/20/25	1.000%(Q)	4,000	0.167%	80,276	(1,417)	81,693	MSI
Federation of Malaysia (D09)	12/20/25	1.000%(Q)	6,000	0.237%	110,687	(2,126)	112,813	MSI
Federative Republic of Brazil (D09)	12/20/25	1.000%(Q)	24,000	0.650%	217,499	(8,504)	226,003	MSI
Kingdom of Saudi Arabia (D09)	12/20/25	1.000%(Q)	4,000	0.291%	68,885	(1,417)	70,302	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D09)	12/20/25	1.000%(Q)	24,000	0.309%	$402,890	$(8,504)	$411,394	MSI
Republic of Argentina (D09)	12/20/25	1.000%(Q)	10,000	38.479%	(5,522,469)	(3,543)	(5,518,926)	MSI
Republic of Chile (D09)	12/20/25	1.000%(Q)	4,000	0.216%	75,814	(1,417)	77,231	MSI
Republic of Colombia (D09)	12/20/25	1.000%(Q)	10,000	0.940%	25,102	(3,543)	28,645	MSI
Republic of Indonesia (D09)	12/20/25	1.000%(Q)	16,000	0.361%	249,994	(5,669)	255,663	MSI
Republic of Panama (D09)	12/20/25	1.000%(Q)	4,000	0.460%	53,518	(1,417)	54,935	MSI
Republic of Peru (D09)	12/20/25	1.000%(Q)	4,000	0.285%	69,464	(1,417)	70,881	MSI
Republic of Philippines (D09)	12/20/25	1.000%(Q)	4,000	0.350%	63,473	(1,417)	64,890	MSI
Republic of South Africa (D09)	12/20/25	1.000%(Q)	18,000	1.340%	(115,926)	(6,378)	(109,548)	MSI
Republic of Turkey (D09)	12/20/25	1.000%(Q)	24,000	2.948%	(997,406)	(8,504)	(988,902)	MSI
State of Qatar (D09)	12/20/25	1.000%(Q)	4,000	0.192%	77,976	(1,531)	79,507	MSI
United Mexican States (D09)	12/20/25	1.000%(Q)	24,000	0.416%	345,372	(8,504)	353,876	MSI
Emirate of Abu Dhabi (D13)	12/20/26	1.000%(Q)	500	0.234%	12,658	(695)	13,353	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D13)	12/20/26	1.000%(Q)	1,000	0.298%	$23,238	$(1,390)	$24,628	BOA
Federative Republic of Brazil (D13)	12/20/26	1.000%(Q)	3,000	1.020%	1,615	(4,170)	5,785	BOA
Kingdom of Saudi Arabia (D13)	12/20/26	1.000%(Q)	500	0.369%	10,496	(695)	11,191	BOA
People’s Republic of China (D13)	12/20/26	1.000%(Q)	3,000	0.390%	60,896	(4,170)	65,066	BOA
Republic of Argentina (D13)	12/20/26	1.000%(Q)	500	38.569%	(318,715)	(695)	(318,020)	BOA
Republic of Chile (D13)	12/20/26	1.000%(Q)	500	0.370%	10,503	(695)	11,198	BOA
Republic of Colombia (D13)	12/20/26	1.000%(Q)	1,250	1.344%	(11,871)	(1,738)	(10,133)	BOA
Republic of Indonesia (D13)	12/20/26	1.000%(Q)	2,250	0.501%	37,783	(3,128)	40,911	BOA
Republic of Panama (D13)	12/20/26	1.000%(Q)	500	0.631%	6,356	(695)	7,051	BOA
Republic of Peru (D13)	12/20/26	1.000%(Q)	500	0.444%	9,324	(695)	10,019	BOA
Republic of Philippines (D13)	12/20/26	1.000%(Q)	500	0.469%	8,910	(695)	9,605	BOA
Republic of South Africa (D13)	12/20/26	1.000%(Q)	2,750	1.744%	(59,762)	(3,823)	(55,939)	BOA
Republic of Turkey (D13)	12/20/26	1.000%(Q)	3,000	3.313%	(203,251)	(4,170)	(199,081)	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D13)	12/20/26	1.000%(Q)	500	0.257%	$12,286	$(695)	$12,981	BOA
United Mexican States (D13)	12/20/26	1.000%(Q)	2,750	0.638%	34,411	(3,823)	38,234	BOA
Emirate of Abu Dhabi (D14)	12/20/26	1.000%(Q)	4,000	0.234%	101,267	(6,298)	107,565	CITI
Federation of Malaysia (D14)	12/20/26	1.000%(Q)	8,000	0.298%	185,905	(12,595)	198,500	CITI
Federative Republic of Brazil (D14)	12/20/26	1.000%(Q)	24,000	1.020%	12,915	(37,785)	50,700	CITI
Kingdom of Saudi Arabia (D14)	12/20/26	1.000%(Q)	4,000	0.369%	83,969	(6,298)	90,267	CITI
People’s Republic of China (D14)	12/20/26	1.000%(Q)	24,000	0.390%	487,168	(37,785)	524,953	CITI
Republic of Argentina (D14)	12/20/26	1.000%(Q)	4,000	38.569%	(2,549,717)	(6,298)	(2,543,419)	CITI
Republic of Chile (D14)	12/20/26	1.000%(Q)	4,000	0.370%	84,021	(6,298)	90,319	CITI
Republic of Colombia (D14)	12/20/26	1.000%(Q)	10,000	1.344%	(94,961)	(15,744)	(79,217)	CITI
Republic of Indonesia (D14)	12/20/26	1.000%(Q)	18,000	0.501%	302,265	(28,339)	330,604	CITI
Republic of Panama (D14)	12/20/26	1.000%(Q)	4,000	0.631%	50,851	(6,298)	57,149	CITI
Republic of Peru (D14)	12/20/26	1.000%(Q)	4,000	0.444%	74,590	(6,298)	80,888	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D14)	12/20/26	1.000%(Q)	4,000	0.469%	$71,279	$(6,298)	$77,577	CITI
Republic of South Africa (D14)	12/20/26	1.000%(Q)	22,000	1.744%	(478,093)	(34,637)	(443,456)	CITI
Republic of Turkey (D14)	12/20/26	1.000%(Q)	24,000	3.313%	(1,626,008)	(37,785)	(1,588,223)	CITI
State of Qatar (D14)	12/20/26	1.000%(Q)	4,000	0.257%	98,283	(6,298)	104,581	CITI
United Mexican States (D14)	12/20/26	1.000%(Q)	22,000	0.638%	275,286	(34,637)	309,923	CITI
Emirate of Abu Dhabi (D15)	12/20/26	1.000%(Q)	2,000	0.234%	50,633	(3,149)	53,782	MSI
Federation of Malaysia (D15)	12/20/26	1.000%(Q)	4,000	0.298%	92,952	(6,298)	99,250	MSI
Federative Republic of Brazil (D15)	12/20/26	1.000%(Q)	12,000	1.020%	6,457	(18,893)	25,350	MSI
Kingdom of Saudi Arabia (D15)	12/20/26	1.000%(Q)	2,000	0.369%	41,984	(3,149)	45,133	MSI
People’s Republic of China (D15)	12/20/26	1.000%(Q)	12,000	0.390%	243,584	(18,893)	262,477	MSI
Republic of Argentina (D15)	12/20/26	1.000%(Q)	2,000	38.569%	(1,274,859)	(3,149)	(1,271,710)	MSI
Republic of Chile (D15)	12/20/26	1.000%(Q)	2,000	0.370%	42,011	(3,149)	45,160	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D15)	12/20/26	1.000%(Q)	5,000	1.344%	$(47,481)	$(7,872)	$(39,609)	MSI
Republic of Indonesia (D15)	12/20/26	1.000%(Q)	9,000	0.501%	151,132	(14,170)	165,302	MSI
Republic of Panama (D15)	12/20/26	1.000%(Q)	2,000	0.631%	25,425	(3,149)	28,574	MSI
Republic of Peru (D15)	12/20/26	1.000%(Q)	2,000	0.444%	37,295	(3,149)	40,444	MSI
Republic of Philippines (D15)	12/20/26	1.000%(Q)	2,000	0.469%	35,639	(3,149)	38,788	MSI
Republic of South Africa (D15)	12/20/26	1.000%(Q)	11,000	1.744%	(239,046)	(17,318)	(221,728)	MSI
Republic of Turkey (D15)	12/20/26	1.000%(Q)	12,000	3.313%	(813,004)	(18,893)	(794,111)	MSI
State of Qatar (D15)	12/20/26	1.000%(Q)	2,000	0.257%	49,142	(3,149)	52,291	MSI
United Mexican States (D15)	12/20/26	1.000%(Q)	11,000	0.638%	137,643	(17,318)	154,961	MSI
Emirate of Abu Dhabi (D16)	12/20/26	1.000%(Q)	10,000	0.234%	253,167	(15,744)	268,911	BARC
Federation of Malaysia (D16)	12/20/26	1.000%(Q)	20,000	0.298%	464,763	(31,488)	496,251	BARC
Federative Republic of Brazil (D16)	12/20/26	1.000%(Q)	60,000	1.020%	32,286	(94,464)	126,750	BARC
Kingdom of Saudi Arabia (D16)	12/20/26	1.000%(Q)	10,000	0.369%	209,923	(15,744)	225,667	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D16)	12/20/26	1.000%(Q)	60,000	0.390%	$1,217,919	$(94,464)	$1,312,383	BARC
Republic of Argentina (D16)	12/20/26	1.000%(Q)	10,000	38.569%	(6,374,292)	(15,744)	(6,358,548)	BARC
Republic of Chile (D16)	12/20/26	1.000%(Q)	10,000	0.370%	210,054	(15,744)	225,798	BARC
Republic of Colombia (D16)	12/20/26	1.000%(Q)	25,000	1.344%	(237,404)	(39,360)	(198,044)	BARC
Republic of Indonesia (D16)	12/20/26	1.000%(Q)	45,000	0.501%	755,662	(70,848)	826,510	BARC
Republic of Panama (D16)	12/20/26	1.000%(Q)	10,000	0.631%	127,128	(15,744)	142,872	BARC
Republic of Peru (D16)	12/20/26	1.000%(Q)	10,000	0.444%	186,476	(15,744)	202,220	BARC
Republic of Philippines (D16)	12/20/26	1.000%(Q)	10,000	0.469%	178,198	(15,744)	193,942	BARC
Republic of South Africa (D16)	12/20/26	1.000%(Q)	55,000	1.744%	(1,195,233)	(86,592)	(1,108,641)	BARC
Republic of Turkey (D16)	12/20/26	1.000%(Q)	60,000	3.313%	(4,065,021)	(94,464)	(3,970,557)	BARC
State of Qatar (D16)	12/20/26	1.000%(Q)	10,000	0.257%	245,709	(15,744)	261,453	BARC
United Mexican States (D16)	12/20/26	1.000%(Q)	55,000	0.638%	688,214	(86,592)	774,806	BARC
Emirate of Abu Dhabi (D17)	12/20/26	1.000%(Q)	2,000	0.234%	50,634	(3,521)	54,155	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D17)	12/20/26	1.000%(Q)	4,000	0.298%	$92,953	$(7,042)	$99,995	MSI
Federative Republic of Brazil (D17)	12/20/26	1.000%(Q)	12,000	1.020%	6,457	(21,127)	27,584	MSI
Kingdom of Saudi Arabia (D17)	12/20/26	1.000%(Q)	2,000	0.369%	41,985	(3,521)	45,506	MSI
People’s Republic of China (D17)	12/20/26	1.000%(Q)	12,000	0.390%	243,584	(21,127)	264,711	MSI
Republic of Argentina (D17)	12/20/26	1.000%(Q)	2,000	38.569%	(1,274,858)	(3,521)	(1,271,337)	MSI
Republic of Chile (D17)	12/20/26	1.000%(Q)	2,000	0.370%	42,011	(3,521)	45,532	MSI
Republic of Colombia (D17)	12/20/26	1.000%(Q)	5,000	1.344%	(47,481)	(8,803)	(38,678)	MSI
Republic of Indonesia (D17)	12/20/26	1.000%(Q)	9,000	0.501%	151,133	(15,845)	166,978	MSI
Republic of Panama (D17)	12/20/26	1.000%(Q)	2,000	0.631%	25,426	(3,521)	28,947	MSI
Republic of Peru (D17)	12/20/26	1.000%(Q)	2,000	0.444%	37,295	(3,521)	40,816	MSI
Republic of Philippines (D17)	12/20/26	1.000%(Q)	2,000	0.469%	35,640	(3,521)	39,161	MSI
Republic of South Africa (D17)	12/20/26	1.000%(Q)	11,000	1.744%	(239,046)	(19,366)	(219,680)	MSI
Republic of Turkey (D17)	12/20/26	1.000%(Q)	12,000	3.313%	(813,004)	(21,127)	(791,877)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D17)	12/20/26	1.000%(Q)	2,000	0.257%	$49,142	$(3,521)	$52,663	MSI
United Mexican States (D17)	12/20/26	1.000%(Q)	11,000	0.638%	137,643	(19,366)	157,009	MSI
Emirate of Abu Dhabi (D18)	12/20/26	1.000%(Q)	2,000	0.234%	50,633	(640)	51,273	MSI
Federation of Malaysia (D18)	12/20/26	1.000%(Q)	4,000	0.298%	92,953	(1,279)	94,232	MSI
Federative Republic of Brazil (D18)	12/20/26	1.000%(Q)	12,000	1.020%	6,457	(3,838)	10,295	MSI
Kingdom of Saudi Arabia (D18)	12/20/26	1.000%(Q)	2,000	0.369%	41,984	(640)	42,624	MSI
People’s Republic of China (D18)	12/20/26	1.000%(Q)	12,000	0.390%	243,584	(3,838)	247,422	MSI
Republic of Argentina (D18)	12/20/26	1.000%(Q)	2,000	38.569%	(1,274,859)	(640)	(1,274,219)	MSI
Republic of Chile (D18)	12/20/26	1.000%(Q)	2,000	0.370%	42,010	(640)	42,650	MSI
Republic of Colombia (D18)	12/20/26	1.000%(Q)	5,000	1.344%	(47,481)	(1,599)	(45,882)	MSI
Republic of Indonesia (D18)	12/20/26	1.000%(Q)	9,000	0.501%	151,133	(2,878)	154,011	MSI
Republic of Panama (D18)	12/20/26	1.000%(Q)	2,000	0.631%	25,425	(640)	26,065	MSI
Republic of Peru (D18)	12/20/26	1.000%(Q)	2,000	0.444%	37,295	(640)	37,935	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D18)	12/20/26	1.000%(Q)	2,000	0.469%	$35,639	$(640)	$36,279	MSI
Republic of South Africa (D18)	12/20/26	1.000%(Q)	11,000	1.744%	(239,046)	(3,518)	(235,528)	MSI
Republic of Turkey (D18)	12/20/26	1.000%(Q)	12,000	3.313%	(813,004)	(3,838)	(809,166)	MSI
State of Qatar (D18)	12/20/26	1.000%(Q)	2,000	0.257%	49,142	(640)	49,782	MSI
United Mexican States (D18)	12/20/26	1.000%(Q)	11,000	0.638%	137,643	(3,518)	141,161	MSI
Emirate of Abu Dhabi (D19)	12/20/26	1.000%(Q)	4,000	0.234%	101,267	(1,279)	102,546	MSI
Federation of Malaysia (D19)	12/20/26	1.000%(Q)	8,000	0.298%	185,905	(2,559)	188,464	MSI
Federative Republic of Brazil (D19)	12/20/26	1.000%(Q)	24,000	1.020%	12,914	(7,676)	20,590	MSI
Kingdom of Saudi Arabia (D19)	12/20/26	1.000%(Q)	4,000	0.369%	83,970	(1,279)	85,249	MSI
People’s Republic of China (D19)	12/20/26	1.000%(Q)	24,000	0.390%	487,168	(7,676)	494,844	MSI
Republic of Argentina (D19)	12/20/26	1.000%(Q)	4,000	38.569%	(2,549,716)	(1,279)	(2,548,437)	MSI
Republic of Chile (D19)	12/20/26	1.000%(Q)	4,000	0.370%	84,022	(1,279)	85,301	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D19)	12/20/26	1.000%(Q)	10,000	1.344%	$(94,961)	$(3,198)	$(91,763)	MSI
Republic of Indonesia (D19)	12/20/26	1.000%(Q)	18,000	0.501%	302,265	(5,757)	308,022	MSI
Republic of Panama (D19)	12/20/26	1.000%(Q)	4,000	0.631%	50,851	(1,279)	52,130	MSI
Republic of Peru (D19)	12/20/26	1.000%(Q)	4,000	0.444%	74,591	(1,279)	75,870	MSI
Republic of Philippines (D19)	12/20/26	1.000%(Q)	4,000	0.469%	71,280	(1,279)	72,559	MSI
Republic of South Africa (D19)	12/20/26	1.000%(Q)	22,000	1.744%	(478,093)	(7,036)	(471,057)	MSI
Republic of Turkey (D19)	12/20/26	1.000%(Q)	24,000	3.313%	(1,626,008)	(7,676)	(1,618,332)	MSI
State of Qatar (D19)	12/20/26	1.000%(Q)	4,000	0.257%	98,284	(1,279)	99,563	MSI
United Mexican States (D19)	12/20/26	1.000%(Q)	22,000	0.638%	275,286	(7,036)	282,322	MSI
Emirate of Abu Dhabi (D20)	06/20/26	1.000%(Q)	1,500	0.189%	34,755	(486)	35,241	BARC
Federation of Malaysia (D20)	06/20/26	1.000%(Q)	3,000	0.255%	64,016	(973)	64,989	BARC
Federative Republic of Brazil (D20)	06/20/26	1.000%(Q)	9,000	0.788%	61,987	(2,918)	64,905	BARC
Kingdom of Saudi Arabia (D20)	06/20/26	1.000%(Q)	1,500	0.326%	29,117	(486)	29,603	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D20)	06/20/26	1.000%(Q)	9,000	0.335%	$172,343	$(2,918)	$175,261	BARC
Republic of Argentina (D20)	06/20/26	1.000%(Q)	1,500	38.656%	(902,756)	(486)	(902,270)	BARC
Republic of Chile (D20)	06/20/26	1.000%(Q)	1,500	0.275%	31,241	(486)	31,727	BARC
Republic of Colombia (D20)	06/20/26	1.000%(Q)	3,750	1.095%	(5,181)	(1,216)	(3,965)	BARC
Republic of Indonesia (D20)	06/20/26	1.000%(Q)	6,750	0.410%	115,449	(2,189)	117,638	BARC
Republic of Panama (D20)	06/20/26	1.000%(Q)	1,500	0.528%	20,857	(486)	21,343	BARC
Republic of Peru (D20)	06/20/26	1.000%(Q)	1,500	0.347%	28,276	(486)	28,762	BARC
Republic of Philippines (D20)	06/20/26	1.000%(Q)	1,500	0.384%	26,717	(486)	27,203	BARC
Republic of South Africa (D20)	06/20/26	1.000%(Q)	7,500	1.520%	(95,263)	(2,432)	(92,831)	BARC
Republic of Turkey (D20)	06/20/26	1.000%(Q)	9,000	3.149%	(491,101)	(2,918)	(488,183)	BARC
State of Qatar (D20)	06/20/26	1.000%(Q)	1,500	0.224%	33,307	(486)	33,793	BARC
United Mexican States (D20)	06/20/26	1.000%(Q)	9,000	0.494%	133,535	(2,918)	136,453	BARC
Emirate of Abu Dhabi (D21)	12/20/26	1.000%(Q)	300	0.234%	7,595	(114)	7,709	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D21)	12/20/26	1.000%(Q)	600	0.298%	$13,943	$(228)	$14,171	BOA
Federative Republic of Brazil (D21)	12/20/26	1.000%(Q)	1,800	1.020%	968	(685)	1,653	BOA
Kingdom of Saudi Arabia (D21)	12/20/26	1.000%(Q)	300	0.369%	6,298	(114)	6,412	BOA
People’s Republic of China (D21)	12/20/26	1.000%(Q)	1,800	0.390%	36,537	(685)	37,222	BOA
Republic of Argentina (D21)	12/20/26	1.000%(Q)	300	38.569%	(191,229)	(114)	(191,115)	BOA
Republic of Chile (D21)	12/20/26	1.000%(Q)	300	0.370%	6,302	(114)	6,416	BOA
Republic of Colombia (D21)	12/20/26	1.000%(Q)	750	1.344%	(7,122)	(285)	(6,837)	BOA
Republic of Indonesia (D21)	12/20/26	1.000%(Q)	1,350	0.501%	22,670	(514)	23,184	BOA
Republic of Panama (D21)	12/20/26	1.000%(Q)	300	0.631%	3,814	(114)	3,928	BOA
Republic of Peru (D21)	12/20/26	1.000%(Q)	300	0.444%	5,594	(114)	5,708	BOA
Republic of Philippines (D21)	12/20/26	1.000%(Q)	300	0.469%	5,346	(114)	5,460	BOA
Republic of South Africa (D21)	12/20/26	1.000%(Q)	1,650	1.744%	(35,857)	(628)	(35,229)	BOA
Republic of Turkey (D21)	12/20/26	1.000%(Q)	1,800	3.313%	(121,951)	(685)	(121,266)	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D21)	12/20/26	1.000%(Q)	300	0.257%	$7,371	$(114)	$7,485	BOA
United Mexican States (D21)	12/20/26	1.000%(Q)	1,650	0.638%	20,646	(628)	21,274	BOA
Arab Republic of Egypt (D23)	06/20/28	1.000%(Q)	2,000	13.208%	(735,648)	(1,993)	(733,655)	MSI
Dominican Republic (D23)	06/20/28	1.000%(Q)	2,000	2.245%	(102,853)	(1,993)	(100,860)	MSI
Emirate of Abu Dhabi (D23)	06/20/28	1.000%(Q)	2,000	0.340%	60,575	(1,993)	62,568	MSI
Federation of Malaysia (D23)	06/20/28	1.000%(Q)	3,000	0.421%	79,828	(2,990)	82,818	MSI
Federative Republic of Brazil (D23)	06/20/28	1.000%(Q)	10,000	1.632%	(260,402)	(9,967)	(250,435)	MSI
Kingdom of Bahrain (D23)	06/20/28	1.000%(Q)	2,000	2.271%	(104,155)	(1,993)	(102,162)	MSI
Kingdom of Saudi Arabia (D23)	06/20/28	1.000%(Q)	4,000	0.493%	93,795	(3,987)	97,782	MSI
People’s Republic of China (D23)	06/20/28	1.000%(Q)	10,000	0.535%	215,094	(9,967)	225,061	MSI
Republic of Argentina (D23)	06/20/28	1.000%(Q)	2,000	37.993%	(1,398,311)	(1,993)	(1,396,318)	MSI
Republic of Chile (D23)	06/20/28	1.000%(Q)	5,000	0.629%	87,264	(4,983)	92,247	MSI
Republic of Colombia (D23)	06/20/28	1.000%(Q)	7,000	1.982%	(284,827)	(6,977)	(277,850)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D23)	06/20/28	1.000%(Q)	9,000	0.739%	$112,751	$(8,970)	$121,721	MSI
Republic of Panama (D23)	06/20/28	1.000%(Q)	2,000	0.918%	9,494	(1,993)	11,487	MSI
Republic of Peru (D23)	06/20/28	1.000%(Q)	3,000	0.722%	40,037	(2,990)	43,027	MSI
Republic of Philippines (D23)	06/20/28	1.000%(Q)	3,000	0.677%	45,807	(2,990)	48,797	MSI
Republic of South Africa (D23)	06/20/28	1.000%(Q)	10,000	2.277%	(527,145)	(9,967)	(517,178)	MSI
Republic of Turkey (D23)	06/20/28	1.000%(Q)	10,000	3.724%	(1,086,168)	(9,967)	(1,076,201)	MSI
State of Qatar (D23)	06/20/28	1.000%(Q)	2,000	0.347%	59,935	(1,993)	61,928	MSI
Sultanate of Oman (D23)	06/20/28	1.000%(Q)	2,000	1.189%	(14,038)	(1,993)	(12,045)	MSI
United Mexican States (D23)	06/20/28	1.000%(Q)	10,000	0.997%	13,117	(9,967)	23,084	MSI
ADT Security Corp. (D24)	06/20/24	0.250%(Q)	4,000	0.584%	(10,463)	(1,125)	(9,338)	CITI
AES Corp. (The) (D24)	06/20/24	0.250%(Q)	4,000	0.324%	(1,402)	(1,125)	(277)	CITI
Airbus SE (D24)	06/20/24	0.250%(Q)	4,000	0.223%	2,110	(1,125)	3,235	CITI
Ally Financial, Inc. (D24)	06/20/24	0.250%(Q)	4,000	1.406%	(38,915)	(1,125)	(37,790)	CITI
Altice France S.A. (D24)	06/20/24	0.250%(Q)	4,000	11.169%	(355,700)	(1,125)	(354,575)	CITI
Altria Group, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.166%	4,090	(1,125)	5,215	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
American Axle & Manufacturing, Inc. (D24)	06/20/24	0.250%(Q)	4,000	1.072%	$(27,408)	$(1,125)	$(26,283)	CITI
Amkor Technology, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.449%	(5,795)	(1,125)	(4,670)	CITI
Anglo American PLC (D24)	06/20/24	0.250%(Q)	4,000	0.338%	(1,901)	(1,125)	(776)	CITI
Anheuser-Busch InBev S.A. (D24)	06/20/24	0.250%(Q)	4,000	0.288%	(151)	(1,125)	974	CITI
Apache Corp. (D24)	06/20/24	0.250%(Q)	4,000	0.347%	(2,214)	(1,125)	(1,089)	CITI
ArcelorMittal S.A. (D24)	06/20/24	0.250%(Q)	4,000	0.493%	(7,303)	(1,125)	(6,178)	CITI
Arrow Electronics, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.257%	923	(1,125)	2,048	CITI
AT&T, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.662%	(13,195)	(1,125)	(12,070)	CITI
Avient Corp. (D24)	06/20/24	0.250%(Q)	4,000	0.442%	(5,521)	(1,125)	(4,396)	CITI
Avis Budget Group, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.818%	(18,620)	(1,125)	(17,495)	CITI
Avnet, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.335%	(1,819)	(1,125)	(694)	CITI
Banco Bilbao Vizcaya Argentaria S.A. (D24)	06/20/24	0.250%(Q)	4,000	0.624%	(11,883)	(1,125)	(10,758)	CITI
Banco Santander S.A. (D24)	06/20/24	0.250%(Q)	4,000	0.575%	(10,160)	(1,125)	(9,035)	CITI
Barclays Bank PLC (D24)	06/20/24	0.250%(Q)	4,000	1.121%	(29,132)	(1,125)	(28,007)	CITI
Barclays Bank PLC (D24)	06/20/24	0.250%(Q)	4,000	0.898%	(21,412)	(1,125)	(20,287)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Beazer Homes USA, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.410%	$(4,412)	$(1,125)	$(3,287)	CITI
BNP Paribas S.A. (D24)	06/20/24	0.250%(Q)	4,000	0.488%	(7,161)	(1,125)	(6,036)	CITI
Boeing Co. (D24)	06/20/24	0.250%(Q)	4,000	0.349%	(2,278)	(1,125)	(1,153)	CITI
British Telecommunications PLC (D24)	06/20/24	0.250%(Q)	4,000	0.261%	775	(1,125)	1,900	CITI
Calpine Corp. (D24)	06/20/24	0.250%(Q)	4,000	1.849%	(54,121)	(1,125)	(52,996)	CITI
Canadian Natural Resources Ltd. (D24)	06/20/24	0.250%(Q)	4,000	0.197%	3,009	(1,125)	4,134	CITI
CCO Holdings LLC (D24)	06/20/24	0.250%(Q)	4,000	0.819%	(18,637)	(1,125)	(17,512)	CITI
Cellnex Telecom S.A. (D24)	06/20/24	0.250%(Q)	4,000	0.345%	(2,142)	(1,125)	(1,017)	CITI
CMA CGM S.A. (D24)	06/20/24	0.250%(Q)	4,000	0.999%	(24,870)	(1,125)	(23,745)	CITI
Constellium SE (D24)	06/20/24	0.250%(Q)	4,000	1.123%	(29,160)	(1,125)	(28,035)	CITI
CSC Holdings LLC (D24)	06/20/24	0.250%(Q)	4,000	10.706%	(347,379)	(1,125)	(346,254)	CITI
DaVita, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.542%	(8,999)	(1,125)	(7,874)	CITI
Dell, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.233%	1,759	(1,125)	2,884	CITI
Delta Air Lines, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.534%	(8,732)	(1,125)	(7,607)	CITI
Deutsche Lufthansa AG (D24)	06/20/24	0.250%(Q)	4,000	0.742%	(15,954)	(1,125)	(14,829)	CITI
Devon Energy Corp. (D24)	06/20/24	0.250%(Q)	4,000	0.360%	(2,671)	(1,125)	(1,546)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Dow Chemical Co. (The) (D24)	06/20/24	0.250%(Q)	4,000	0.212%	$2,488	$(1,125)	$3,613	CITI
Elo S.A. (D24)	06/20/24	0.250%(Q)	4,000	0.362%	(2,761)	(1,125)	(1,636)	CITI
Enbridge, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.365%	(2,862)	(1,125)	(1,737)	CITI
Energy Transfer LP (D24)	06/20/24	0.250%(Q)	4,000	0.278%	177	(1,125)	1,302	CITI
Expedia Group, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.246%	1,301	(1,125)	2,426	CITI
Ford Motor Co. (D24)	06/20/24	0.250%(Q)	4,000	0.874%	(20,547)	(1,125)	(19,422)	CITI
Ford Motor Co. (D24)	06/20/24	0.250%(Q)	4,000	0.888%	(21,026)	(1,125)	(19,901)	CITI
Freeport-McMoRan, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.319%	(1,236)	(1,125)	(111)	CITI
Gap, Inc. (D24)	06/20/24	0.250%(Q)	4,000	1.100%	(28,363)	(1,125)	(27,238)	CITI
General Electric Co. (D24)	06/20/24	0.250%(Q)	4,000	0.314%	(1,060)	(1,125)	65	CITI
General Motors Co. (D24)	06/20/24	0.250%(Q)	4,000	0.589%	(10,657)	(1,125)	(9,532)	CITI
Glencore International AG (D24)	06/20/24	0.250%(Q)	4,000	0.506%	(7,770)	(1,125)	(6,645)	CITI
Goldman Sachs Group, Inc. (The) (D24)	06/20/24	0.250%(Q)	4,000	0.394%	(3,850)	(1,125)	(2,725)	CITI
Goodyear Tire & Rubber Co. (The) (D24)	06/20/24	0.250%(Q)	4,000	0.650%	(12,783)	(1,125)	(11,658)	CITI
Halliburton Co. (D24)	06/20/24	0.250%(Q)	4,000	0.200%	2,912	(1,125)	4,037	CITI
Hapag-Lloyd AG (D24)	06/20/24	0.250%(Q)	4,000	1.126%	(29,272)	(1,125)	(28,147)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
HCA, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.275%	$306	$(1,125)	$1,431	CITI
Hess Corp. (D24)	06/20/24	0.250%(Q)	4,000	0.328%	(1,547)	(1,125)	(422)	CITI
Hochtief AG (D24)	06/20/24	0.250%(Q)	4,000	0.364%	(2,801)	(1,125)	(1,676)	CITI
Host Hotels & Resorts LP (D24)	06/20/24	0.250%(Q)	4,000	0.336%	(1,852)	(1,125)	(727)	CITI
HP, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.251%	1,127	(1,125)	2,252	CITI
ING Groep NV (D24)	06/20/24	0.250%(Q)	4,000	0.474%	(6,654)	(1,125)	(5,529)	CITI
International Game Technology PLC (D24)	06/20/24	0.250%(Q)	4,000	0.333%	(1,741)	(1,125)	(616)	CITI
iStar, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.476%	(6,708)	(1,125)	(5,583)	CITI
KB Home (D24)	06/20/24	0.250%(Q)	4,000	0.395%	(3,903)	(1,125)	(2,778)	CITI
Kohl’s Corp. (D24)	06/20/24	0.250%(Q)	4,000	1.432%	(39,826)	(1,125)	(38,701)	CITI
Kraft Heinz Foods Co. (D24)	06/20/24	0.250%(Q)	4,000	0.184%	3,484	(1,125)	4,609	CITI
Ladbrokes Coral Group Ltd. (D24)	06/20/24	0.250%(Q)	4,000	0.719%	(15,174)	(1,125)	(14,049)	CITI
Lennar Corp. (D24)	06/20/24	0.250%(Q)	4,000	0.291%	(263)	(1,125)	862	CITI
Leonardo SpA (D24)	06/20/24	0.250%(Q)	4,000	0.317%	(1,182)	(1,125)	(57)	CITI
Lloyds Banking Group PLC (D24)	06/20/24	0.250%(Q)	4,000	0.646%	(12,648)	(1,125)	(11,523)	CITI
Louis Dreyfus Co. BV (D24)	06/20/24	0.250%(Q)	4,000	0.536%	(8,819)	(1,125)	(7,694)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Lumen Technologies, Inc. (D24)	06/20/24	0.250%(Q)	4,000	27.802%	$(836,185)	$(1,125)	$(835,060)	CITI
Macy’s, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.713%	(14,946)	(1,125)	(13,821)	CITI
Marriott International, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.204%	2,759	(1,125)	3,884	CITI
Matterhorn Telecom Holding S.A. (D24)	06/20/24	0.250%(Q)	4,000	0.755%	(16,441)	(1,125)	(15,316)	CITI
MDC Holdings, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.452%	(5,879)	(1,125)	(4,754)	CITI
MGIC Investment Corp. (D24)	06/20/24	0.250%(Q)	4,000	0.300%	(591)	(1,125)	534	CITI
MGM Resorts International (D24)	06/20/24	0.250%(Q)	4,000	0.390%	(3,727)	(1,125)	(2,602)	CITI
Nabors Industries, Inc. (D24)	06/20/24	0.250%(Q)	4,000	2.595%	(79,648)	(1,125)	(78,523)	CITI
NatWest Group PLC (D24)	06/20/24	0.250%(Q)	4,000	0.742%	(16,002)	(1,125)	(14,877)	CITI
Navient Corp. (D24)	06/20/24	0.250%(Q)	4,000	1.593%	(45,360)	(1,125)	(44,235)	CITI
Netflix, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.272%	384	(1,125)	1,509	CITI
Newell Brands, Inc. (D24)	06/20/24	0.250%(Q)	4,000	1.003%	(25,010)	(1,125)	(23,885)	CITI
Nordstrom, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.806%	(18,175)	(1,125)	(17,050)	CITI
NOVA Chemicals Corp. (D24)	06/20/24	0.250%(Q)	4,000	1.043%	(26,412)	(1,125)	(25,287)	CITI
NRG Energy, Inc. (D24)	06/20/24	0.250%(Q)	4,000	1.185%	(31,302)	(1,125)	(30,177)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Occidental Petroleum Corp. (D24)	06/20/24	0.250%(Q)	4,000	0.358%	$(2,618)	$(1,125)	$(1,493)	CITI
Olin Corp. (D24)	06/20/24	0.250%(Q)	4,000	0.408%	(4,361)	(1,125)	(3,236)	CITI
OneMain Finance Corp. (D24)	06/20/24	0.250%(Q)	4,000	1.469%	(41,156)	(1,125)	(40,031)	CITI
Ovintiv, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.408%	(4,335)	(1,125)	(3,210)	CITI
PulteGroup, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.260%	833	(1,125)	1,958	CITI
Radian Group, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.571%	(10,036)	(1,125)	(8,911)	CITI
Renault S.A. (D24)	06/20/24	0.250%(Q)	4,000	0.484%	(6,988)	(1,125)	(5,863)	CITI
Rexel S.A. (D24)	06/20/24	0.250%(Q)	4,000	0.402%	(4,156)	(1,125)	(3,031)	CITI
Reynolds American, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.277%	223	(1,125)	1,348	CITI
Ryder System, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.204%	2,771	(1,125)	3,896	CITI
Safeway, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.270%	451	(1,125)	1,576	CITI
Sealed Air Corp. (D24)	06/20/24	0.250%(Q)	4,000	0.368%	(2,938)	(1,125)	(1,813)	CITI
Sirius XM Radio, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.692%	(14,228)	(1,125)	(13,103)	CITI
Societe Generale S.A. (D24)	06/20/24	0.250%(Q)	4,000	0.592%	(10,766)	(1,125)	(9,641)	CITI
Southwest Airlines Co. (D24)	06/20/24	0.250%(Q)	4,000	0.381%	(3,418)	(1,125)	(2,293)	CITI
Standard Chartered PLC (D24)	06/20/24	0.250%(Q)	4,000	0.514%	(8,039)	(1,125)	(6,914)	CITI
Stellantis NV (D24)	06/20/24	0.250%(Q)	4,000	0.322%	(1,363)	(1,125)	(238)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Stena AB (D24)	06/20/24	0.250%(Q)	4,000	1.253%	$(33,648)	$(1,125)	$(32,523)	CITI
TechnipFMC PLC (D24)	06/20/24	0.250%(Q)	4,000	0.886%	(20,984)	(1,125)	(19,859)	CITI
Teck Resources Ltd. (D24)	06/20/24	0.250%(Q)	4,000	0.395%	(3,879)	(1,125)	(2,754)	CITI
Tenet Healthcare Corp. (D24)	06/20/24	0.250%(Q)	4,000	0.481%	(6,877)	(1,125)	(5,752)	CITI
Tesco PLC (D24)	06/20/24	0.250%(Q)	4,000	0.215%	2,396	(1,125)	3,521	CITI
Tesla, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.577%	(10,224)	(1,125)	(9,099)	CITI
Teva Pharmaceutical Industries Ltd. (D24)	06/20/24	0.250%(Q)	4,000	0.562%	(9,716)	(1,125)	(8,591)	CITI
T-Mobile USA, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.479%	(6,829)	(1,125)	(5,704)	CITI
Toll Brothers, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.377%	(3,262)	(1,125)	(2,137)	CITI
TransDigm, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.529%	(8,574)	(1,125)	(7,449)	CITI
UniCredit SpA (D24)	06/20/24	0.250%(Q)	4,000	0.941%	(22,892)	(1,125)	(21,767)	CITI
United Airlines Holdings, Inc. (D24)	06/20/24	0.250%(Q)	4,000	1.135%	(29,561)	(1,125)	(28,436)	CITI
United Rentals North America, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.313%	(1,033)	(1,125)	92	CITI
United States Steel Corp. (D24)	06/20/24	0.250%(Q)	4,000	0.806%	(18,184)	(1,125)	(17,059)	CITI
Univision Communications, Inc. (D24)	06/20/24	0.250%(Q)	4,000	1.469%	(41,047)	(1,125)	(39,922)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
UPC Holding BV (D24)	06/20/24	0.250%(Q)	4,000	1.562%	$(44,299)	$(1,125)	$(43,174)	CITI
Valero Energy Corp. (D24)	06/20/24	0.250%(Q)	4,000	0.178%	3,667	(1,125)	4,792	CITI
Verizon Communications, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.632%	(12,141)	(1,125)	(11,016)	CITI
Virgin Media Finance PLC (D24)	06/20/24	0.250%(Q)	4,000	1.382%	(38,085)	(1,125)	(36,960)	CITI
Vistra Energy Corp. (D24)	06/20/24	0.250%(Q)	4,000	1.357%	(37,240)	(1,125)	(36,115)	CITI
Xerox Corp. (D24)	06/20/24	0.250%(Q)	4,000	1.112%	(28,800)	(1,125)	(27,675)	CITI
Yum! Brands, Inc. (D24)	06/20/24	0.250%(Q)	4,000	0.234%	1,721	(1,125)	2,846	CITI
Ziggo Bond Co. BV (D24)	06/20/24	0.250%(Q)	4,000	1.278%	(34,531)	(1,125)	(33,406)	CITI
Zurich Versicherungs-Gesellschaft AG (D24)	06/20/24	0.250%(Q)	4,000	0.459%	(6,141)	(1,125)	(5,016)	CITI
Adecco Group AG (D25)	12/20/24	0.250%(Q)	5,000	0.379%	(7,214)	(1,664)	(5,550)	CITI
AES Corp. (The) (D25)	12/20/24	0.250%(Q)	5,000	0.468%	(13,228)	(1,664)	(11,564)	CITI
Ally Financial, Inc. (D25)	12/20/24	0.250%(Q)	5,000	1.665%	(92,536)	(1,664)	(90,872)	CITI
Alstom S.A. (D25)	12/20/24	0.250%(Q)	5,000	0.382%	(7,458)	(1,664)	(5,794)	CITI
American Axle & Manufacturing, Inc. (D25)	12/20/24	0.250%(Q)	5,000	1.636%	(90,836)	(1,664)	(89,172)	CITI
Amkor Technology, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.573%	(20,242)	(1,664)	(18,578)	CITI
Anglo American PLC (D25)	12/20/24	0.250%(Q)	5,000	0.453%	(12,199)	(1,664)	(10,535)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Anheuser-Busch InBev S.A. (D25)	12/20/24	0.250%(Q)	5,000	0.324%	$(3,526)	$(1,664)	$(1,862)	CITI
Apache Corp. (D25)	12/20/24	0.250%(Q)	5,000	0.487%	(14,478)	(1,664)	(12,814)	CITI
ArcelorMittal S.A. (D25)	12/20/24	0.250%(Q)	5,000	0.665%	(26,393)	(1,664)	(24,729)	CITI
Arrow Electronics, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.342%	(4,770)	(1,664)	(3,106)	CITI
Ashland LLC (D25)	12/20/24	0.250%(Q)	5,000	0.419%	(9,889)	(1,664)	(8,225)	CITI
AT&T, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.744%	(31,678)	(1,664)	(30,014)	CITI
Avient Corp. (D25)	12/20/24	0.250%(Q)	5,000	0.631%	(24,124)	(1,664)	(22,460)	CITI
Avnet, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.442%	(11,437)	(1,664)	(9,773)	CITI
Bayer AG (D25)	12/20/24	0.250%(Q)	5,000	0.341%	(4,657)	(1,664)	(2,993)	CITI
Best Buy Co., Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.384%	(7,543)	(1,664)	(5,879)	CITI
Block Financial LLC (D25)	12/20/24	0.250%(Q)	5,000	0.390%	(7,973)	(1,664)	(6,309)	CITI
Boeing Co. (D25)	12/20/24	0.250%(Q)	5,000	0.430%	(10,641)	(1,664)	(8,977)	CITI
Boyd Gaming Corp. (D25)	12/20/24	0.250%(Q)	5,000	0.443%	(11,544)	(1,664)	(9,880)	CITI
British Telecommunications PLC (D25)	12/20/24	0.250%(Q)	5,000	0.350%	(5,262)	(1,664)	(3,598)	CITI
CCO Holdings LLC (D25)	12/20/24	0.250%(Q)	5,000	1.136%	(57,762)	(1,664)	(56,098)	CITI
Centrica PLC (D25)	12/20/24	0.250%(Q)	5,000	0.265%	432	(1,664)	2,096	CITI
Cleveland-Cliffs, Inc. (D25)	12/20/24	0.250%(Q)	5,000	1.072%	(53,582)	(1,664)	(51,918)	CITI
CMA CGM S.A. (D25)	12/20/24	0.250%(Q)	5,000	1.055%	(52,302)	(1,664)	(50,638)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
CNH Industrial NV (D25)	12/20/24	0.250%(Q)	5,000	0.415%	$(9,631)	$(1,664)	$(7,967)	CITI
Darden Restaurants, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.241%	2,080	(1,664)	3,744	CITI
Dell, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.355%	(5,636)	(1,664)	(3,972)	CITI
Devon Energy Corp. (D25)	12/20/24	0.250%(Q)	5,000	0.446%	(11,696)	(1,664)	(10,032)	CITI
Dow Chemical Co. (The) (D25)	12/20/24	0.250%(Q)	5,000	0.321%	(3,357)	(1,664)	(1,693)	CITI
DXC Technology Co. (D25)	12/20/24	0.250%(Q)	5,000	0.480%	(14,016)	(1,664)	(12,352)	CITI
Expedia Group, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.347%	(5,091)	(1,664)	(3,427)	CITI
Ford Motor Co. (D25)	12/20/24	0.250%(Q)	5,000	1.102%	(55,491)	(1,664)	(53,827)	CITI
Freeport-McMoRan, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.450%	(12,027)	(1,664)	(10,363)	CITI
General Electric Co. (D25)	12/20/24	0.250%(Q)	5,000	0.379%	(7,221)	(1,664)	(5,557)	CITI
General Motors Co. (D25)	12/20/24	0.250%(Q)	5,000	0.741%	(31,477)	(1,664)	(29,813)	CITI
GKN Holdings Ltd. (D25)	12/20/24	0.250%(Q)	5,000	0.417%	(9,768)	(1,664)	(8,104)	CITI
Goodyear Tire & Rubber Co. (The) (D25)	12/20/24	0.250%(Q)	5,000	1.022%	(50,272)	(1,664)	(48,608)	CITI
Halliburton Co. (D25)	12/20/24	0.250%(Q)	5,000	0.260%	805	(1,664)	2,469	CITI
Hapag-Lloyd AG (D25)	12/20/24	0.250%(Q)	5,000	1.221%	(63,305)	(1,664)	(61,641)	CITI
HCA, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.404%	(8,904)	(1,664)	(7,240)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Holcim AG (D25)	12/20/24	0.250%(Q)	5,000	0.316%	$(2,963)	$(1,664)	$(1,299)	CITI
Howmet Aerospace, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.332%	(4,056)	(1,664)	(2,392)	CITI
HP, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.361%	(6,013)	(1,664)	(4,349)	CITI
Iron Mountain, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.615%	(23,048)	(1,664)	(21,384)	CITI
ITV PLC (D25)	12/20/24	0.250%(Q)	5,000	0.439%	(11,236)	(1,664)	(9,572)	CITI
J Sainsbury PLC (D25)	12/20/24	0.250%(Q)	5,000	0.295%	(1,541)	(1,664)	123	CITI
KB Home (D25)	12/20/24	0.250%(Q)	5,000	0.599%	(21,996)	(1,664)	(20,332)	CITI
Koninklijke KPN NV (D25)	12/20/24	0.250%(Q)	5,000	0.205%	4,507	(1,664)	6,171	CITI
Koninklijke Philips NV (D25)	12/20/24	0.250%(Q)	5,000	0.233%	2,605	(1,664)	4,269	CITI
Kraft Heinz Foods Co. (D25)	12/20/24	0.250%(Q)	5,000	0.256%	1,048	(1,664)	2,712	CITI
Lamb Weston Holdings, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.418%	(9,848)	(1,664)	(8,184)	CITI
Lanxess AG (D25)	12/20/24	0.250%(Q)	5,000	0.812%	(36,211)	(1,664)	(34,547)	CITI
Lennar Corp. (D25)	12/20/24	0.250%(Q)	5,000	0.385%	(7,642)	(1,664)	(5,978)	CITI
Macy’s, Inc. (D25)	12/20/24	0.250%(Q)	5,000	1.052%	(52,162)	(1,664)	(50,498)	CITI
Marks & Spencer PLC (D25)	12/20/24	0.250%(Q)	5,000	0.525%	(17,042)	(1,664)	(15,378)	CITI
Marriott International, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.251%	1,358	(1,664)	3,022	CITI
Matterhorn Telecom Holding S.A. (D25)	12/20/24	0.250%(Q)	5,000	1.072%	(53,544)	(1,664)	(51,880)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
MDC Holdings, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.564%	$(19,636)	$(1,664)	$(17,972)	CITI
Meritor, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.099%	11,631	(1,664)	13,295	CITI
Motorola Solutions, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.158%	7,649	(1,664)	9,313	CITI
Netflix, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.368%	(6,516)	(1,664)	(4,852)	CITI
New Albertsons, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.511%	(16,080)	(1,664)	(14,416)	CITI
Next PLC (D25)	12/20/24	0.250%(Q)	5,000	0.363%	(6,160)	(1,664)	(4,496)	CITI
Nokia OYJ (D25)	12/20/24	0.250%(Q)	5,000	0.533%	(17,554)	(1,664)	(15,890)	CITI
Nordstrom, Inc. (D25)	12/20/24	0.250%(Q)	5,000	1.156%	(59,119)	(1,664)	(57,455)	CITI
NRG Energy, Inc. (D25)	12/20/24	0.250%(Q)	5,000	1.534%	(84,022)	(1,664)	(82,358)	CITI
Olin Corp. (D25)	12/20/24	0.250%(Q)	5,000	0.655%	(25,746)	(1,664)	(24,082)	CITI
Oracle Corp. (D25)	12/20/24	0.250%(Q)	5,000	0.269%	174	(1,664)	1,838	CITI
Paramount Global (D25)	12/20/24	0.250%(Q)	5,000	0.875%	(40,450)	(1,664)	(38,786)	CITI
Pearson PLC (D25)	12/20/24	0.250%(Q)	5,000	0.224%	3,193	(1,664)	4,857	CITI
Petroleo Brasileiro S.A. (D25)	12/20/24	0.250%(Q)	5,000	0.565%	(19,720)	(1,664)	(18,056)	CITI
Premier Foods Finance PLC (D25)	12/20/24	0.250%(Q)	5,000	0.992%	(48,170)	(1,664)	(46,506)	CITI
Publicis Groupe S.A. (D25)	12/20/24	0.250%(Q)	5,000	0.239%	2,180	(1,664)	3,844	CITI
RELX PLC (D25)	12/20/24	0.250%(Q)	5,000	0.150%	8,216	(1,664)	9,880	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Rexel S.A. (D25)	12/20/24	0.250%(Q)	5,000	0.496%	$(15,069)	$(1,664)	$(13,405)	CITI
SES S.A. (D25)	12/20/24	0.250%(Q)	5,000	0.388%	(7,840)	(1,664)	(6,176)	CITI
Sherwin-Williams Co. (The) (D25)	12/20/24	0.250%(Q)	5,000	0.309%	(2,497)	(1,664)	(833)	CITI
Sirius XM Radio, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.919%	(43,376)	(1,664)	(41,712)	CITI
Stora Enso OYJ (D25)	12/20/24	0.250%(Q)	5,000	0.415%	(9,678)	(1,664)	(8,014)	CITI
Teck Resources Ltd. (D25)	12/20/24	0.250%(Q)	5,000	0.581%	(20,759)	(1,664)	(19,095)	CITI
Telecom Italia SpA (D25)	12/20/24	0.250%(Q)	5,000	1.787%	(100,633)	(1,664)	(98,969)	CITI
Telefonaktiebolaget LM Ericsson (D25)	12/20/24	0.250%(Q)	5,000	0.613%	(22,898)	(1,664)	(21,234)	CITI
Telefonica S.A. (D25)	12/20/24	0.250%(Q)	5,000	0.349%	(5,180)	(1,664)	(3,516)	CITI
Tenet Healthcare Corp. (D25)	12/20/24	0.250%(Q)	5,000	0.750%	(32,115)	(1,664)	(30,451)	CITI
Tesco PLC (D25)	12/20/24	0.250%(Q)	5,000	0.305%	(2,271)	(1,664)	(607)	CITI
Tesla, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.717%	(29,853)	(1,664)	(28,189)	CITI
Teva Pharmaceutical Industries Ltd. (D25)	12/20/24	0.250%(Q)	5,000	0.735%	(31,065)	(1,664)	(29,401)	CITI
T-Mobile USA, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.559%	(19,301)	(1,664)	(17,637)	CITI
Unisys Corp. (D25)	12/20/24	0.250%(Q)	5,000	7.492%	(449,963)	(1,664)	(448,299)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Rentals North America, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.497%	$(15,163)	$(1,664)	$(13,499)	CITI
Universal Health Services, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.473%	(13,557)	(1,664)	(11,893)	CITI
Univision Communications, Inc. (D25)	12/20/24	0.250%(Q)	5,000	1.868%	(105,899)	(1,664)	(104,235)	CITI
UPC Holding BV (D25)	12/20/24	0.250%(Q)	5,000	2.005%	(114,852)	(1,664)	(113,188)	CITI
Verizon Communications, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.693%	(28,260)	(1,664)	(26,596)	CITI
Virgin Media Finance PLC (D25)	12/20/24	0.250%(Q)	5,000	1.819%	(102,722)	(1,664)	(101,058)	CITI
Whirlpool Corp. (D25)	12/20/24	0.250%(Q)	5,000	0.479%	(13,964)	(1,664)	(12,300)	CITI
WPP Ltd. (D25)	12/20/24	0.250%(Q)	5,000	0.334%	(4,196)	(1,664)	(2,532)	CITI
Xerox Corp. (D25)	12/20/24	0.250%(Q)	5,000	1.475%	(80,211)	(1,664)	(78,547)	CITI
Yum! Brands, Inc. (D25)	12/20/24	0.250%(Q)	5,000	0.321%	(3,323)	(1,664)	(1,659)	CITI
Advanced Micro Devices, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.200%	2,925	(1,125)	4,050	CITI
AES Corp. (The) (D26)	06/20/24	0.250%(Q)	4,000	0.324%	(1,402)	(1,125)	(277)	CITI
Airbus SE (D26)	06/20/24	0.250%(Q)	4,000	0.223%	2,110	(1,125)	3,235	CITI
Ally Financial, Inc. (D26)	06/20/24	0.250%(Q)	4,000	1.406%	(38,915)	(1,125)	(37,790)	CITI
Altria Group, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.166%	4,090	(1,125)	5,215	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
American Axle & Manufacturing, Inc. (D26)	06/20/24	0.250%(Q)	4,000	1.072%	$(27,408)	$(1,125)	$(26,283)	CITI
Anglo American PLC (D26)	06/20/24	0.250%(Q)	4,000	0.338%	(1,901)	(1,125)	(776)	CITI
Anheuser-Busch InBev S.A. (D26)	06/20/24	0.250%(Q)	4,000	0.288%	(151)	(1,125)	974	CITI
Apache Corp. (D26)	06/20/24	0.250%(Q)	4,000	0.347%	(2,214)	(1,125)	(1,089)	CITI
Aramark Services, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.442%	(5,533)	(1,125)	(4,408)	CITI
ArcelorMittal S.A. (D26)	06/20/24	0.250%(Q)	4,000	0.493%	(7,303)	(1,125)	(6,178)	CITI
Arrow Electronics, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.257%	923	(1,125)	2,048	CITI
AT&T, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.662%	(13,195)	(1,125)	(12,070)	CITI
AutoZone, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.166%	4,091	(1,125)	5,216	CITI
Avnet, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.335%	(1,819)	(1,125)	(694)	CITI
Banco Bilbao Vizcaya Argentaria S.A. (D26)	06/20/24	0.250%(Q)	4,000	0.624%	(11,883)	(1,125)	(10,758)	CITI
Barclays Bank PLC (D26)	06/20/24	0.250%(Q)	4,000	1.121%	(29,132)	(1,125)	(28,007)	CITI
Barclays Bank PLC (D26)	06/20/24	0.250%(Q)	4,000	0.898%	(21,412)	(1,125)	(20,287)	CITI
Beazer Homes USA, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.410%	(4,412)	(1,125)	(3,287)	CITI
BNP Paribas S.A. (D26)	06/20/24	0.250%(Q)	4,000	0.488%	(7,161)	(1,125)	(6,036)	CITI
Boeing Co. (D26)	06/20/24	0.250%(Q)	4,000	0.349%	(2,278)	(1,125)	(1,153)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
British Telecommunications PLC (D26)	06/20/24	0.250%(Q)	4,000	0.261%	$775	$(1,125)	$1,900	CITI
Calpine Corp. (D26)	06/20/24	0.250%(Q)	4,000	1.849%	(54,121)	(1,125)	(52,996)	CITI
Campbell Soup Co. (D26)	06/20/24	0.250%(Q)	4,000	0.168%	4,023	(1,125)	5,148	CITI
Canadian Natural Resources Ltd. (D26)	06/20/24	0.250%(Q)	4,000	0.197%	3,009	(1,125)	4,134	CITI
CMA CGM S.A. (D26)	06/20/24	0.250%(Q)	4,000	0.999%	(24,870)	(1,125)	(23,745)	CITI
Conagra Brands, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.192%	3,200	(1,125)	4,325	CITI
ConocoPhillips (D26)	06/20/24	0.250%(Q)	4,000	0.115%	5,885	(1,125)	7,010	CITI
Constellium SE (D26)	06/20/24	0.250%(Q)	4,000	1.123%	(29,160)	(1,125)	(28,035)	CITI
CSC Holdings LLC (D26)	06/20/24	0.250%(Q)	4,000	10.706%	(347,379)	(1,125)	(346,254)	CITI
Darden Restaurants, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.188%	3,339	(1,125)	4,464	CITI
Dell, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.233%	1,759	(1,125)	2,884	CITI
Delta Air Lines, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.534%	(8,732)	(1,125)	(7,607)	CITI
Deutsche Lufthansa AG (D26)	06/20/24	0.250%(Q)	4,000	0.742%	(15,954)	(1,125)	(14,829)	CITI
Devon Energy Corp. (D26)	06/20/24	0.250%(Q)	4,000	0.360%	(2,671)	(1,125)	(1,546)	CITI
Dow Chemical Co. (The) (D26)	06/20/24	0.250%(Q)	4,000	0.212%	2,488	(1,125)	3,613	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
DXC Technology Co. (D26)	06/20/24	0.250%(Q)	4,000	0.344%	$(2,109)	$(1,125)	$(984)	CITI
Eastman Chemical Co. (D26)	06/20/24	0.250%(Q)	4,000	0.258%	894	(1,125)	2,019	CITI
Elo S.A. (D26)	06/20/24	0.250%(Q)	4,000	0.362%	(2,761)	(1,125)	(1,636)	CITI
Enbridge, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.365%	(2,862)	(1,125)	(1,737)	CITI
Energy Transfer LP (D26)	06/20/24	0.250%(Q)	4,000	0.278%	177	(1,125)	1,302	CITI
Expedia Group, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.246%	1,301	(1,125)	2,426	CITI
Ford Motor Co. (D26)	06/20/24	0.250%(Q)	4,000	0.874%	(20,547)	(1,125)	(19,422)	CITI
Ford Motor Co. (D26)	06/20/24	0.250%(Q)	4,000	0.888%	(21,026)	(1,125)	(19,901)	CITI
Freeport-McMoRan, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.319%	(1,236)	(1,125)	(111)	CITI
Gap, Inc. (D26)	06/20/24	0.250%(Q)	4,000	1.100%	(28,363)	(1,125)	(27,238)	CITI
General Electric Co. (D26)	06/20/24	0.250%(Q)	4,000	0.314%	(1,060)	(1,125)	65	CITI
General Motors Co. (D26)	06/20/24	0.250%(Q)	4,000	0.589%	(10,657)	(1,125)	(9,532)	CITI
Glencore International AG (D26)	06/20/24	0.250%(Q)	4,000	0.506%	(7,770)	(1,125)	(6,645)	CITI
Goldman Sachs Group, Inc. (The) (D26)	06/20/24	0.250%(Q)	4,000	0.394%	(3,850)	(1,125)	(2,725)	CITI
Goodyear Tire & Rubber Co. (The) (D26)	06/20/24	0.250%(Q)	4,000	0.650%	(12,783)	(1,125)	(11,658)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Halliburton Co. (D26)	06/20/24	0.250%(Q)	4,000	0.200%	$2,912	$(1,125)	$4,037	CITI
Hapag-Lloyd AG (D26)	06/20/24	0.250%(Q)	4,000	1.126%	(29,272)	(1,125)	(28,147)	CITI
HCA, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.275%	306	(1,125)	1,431	CITI
Hess Corp. (D26)	06/20/24	0.250%(Q)	4,000	0.328%	(1,547)	(1,125)	(422)	CITI
Host Hotels & Resorts LP (D26)	06/20/24	0.250%(Q)	4,000	0.336%	(1,852)	(1,125)	(727)	CITI
HP, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.251%	1,127	(1,125)	2,252	CITI
ING Groep NV (D26)	06/20/24	0.250%(Q)	4,000	0.474%	(6,654)	(1,125)	(5,529)	CITI
International Business Machines Corp. (D26)	06/20/24	0.250%(Q)	4,000	0.142%	4,927	(1,125)	6,052	CITI
International Game Technology PLC (D26)	06/20/24	0.250%(Q)	4,000	0.333%	(1,741)	(1,125)	(616)	CITI
International Paper Co. (D26)	06/20/24	0.250%(Q)	4,000	0.145%	4,842	(1,125)	5,967	CITI
iStar, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.476%	(6,708)	(1,125)	(5,583)	CITI
K&S AG (D26)	06/20/24	0.250%(Q)	4,000	0.687%	(14,050)	(1,125)	(12,925)	CITI
KB Home (D26)	06/20/24	0.250%(Q)	4,000	0.395%	(3,903)	(1,125)	(2,778)	CITI
Kohl’s Corp. (D26)	06/20/24	0.250%(Q)	4,000	1.432%	(39,826)	(1,125)	(38,701)	CITI
Kraft Heinz Foods Co. (D26)	06/20/24	0.250%(Q)	4,000	0.184%	3,484	(1,125)	4,609	CITI
Ladbrokes Coral Group Ltd. (D26)	06/20/24	0.250%(Q)	4,000	0.719%	(15,174)	(1,125)	(14,049)	CITI
Lennar Corp. (D26)	06/20/24	0.250%(Q)	4,000	0.291%	(263)	(1,125)	862	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Leonardo SpA (D26)	06/20/24	0.250%(Q)	4,000	0.317%	$(1,182)	$(1,125)	$(57)	CITI
Lloyds Banking Group PLC (D26)	06/20/24	0.250%(Q)	4,000	0.646%	(12,648)	(1,125)	(11,523)	CITI
Louis Dreyfus Co. BV (D26)	06/20/24	0.250%(Q)	4,000	0.536%	(8,819)	(1,125)	(7,694)	CITI
Lowe’s Cos., Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.137%	5,107	(1,125)	6,232	CITI
Lumen Technologies, Inc. (D26)	06/20/24	0.250%(Q)	4,000	27.802%	(836,185)	(1,125)	(835,060)	CITI
Macy’s, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.713%	(14,946)	(1,125)	(13,821)	CITI
Marriott International, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.204%	2,759	(1,125)	3,884	CITI
Matterhorn Telecom Holding S.A. (D26)	06/20/24	0.250%(Q)	4,000	0.755%	(16,441)	(1,125)	(15,316)	CITI
MDC Holdings, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.452%	(5,879)	(1,125)	(4,754)	CITI
Meritor, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.066%	7,593	(1,125)	8,718	CITI
MGIC Investment Corp. (D26)	06/20/24	0.250%(Q)	4,000	0.300%	(591)	(1,125)	534	CITI
MGM Resorts International (D26)	06/20/24	0.250%(Q)	4,000	0.390%	(3,727)	(1,125)	(2,602)	CITI
Mondelez International, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.142%	4,953	(1,125)	6,078	CITI
Motorola Solutions, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.123%	5,615	(1,125)	6,740	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
NatWest Group PLC (D26)	06/20/24	0.250%(Q)	4,000	0.742%	$(16,002)	$(1,125)	$(14,877)	CITI
Navient Corp. (D26)	06/20/24	0.250%(Q)	4,000	1.593%	(45,360)	(1,125)	(44,235)	CITI
Newell Brands, Inc. (D26)	06/20/24	0.250%(Q)	4,000	1.003%	(25,010)	(1,125)	(23,885)	CITI
Nordstrom, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.806%	(18,175)	(1,125)	(17,050)	CITI
NRG Energy, Inc. (D26)	06/20/24	0.250%(Q)	4,000	1.185%	(31,302)	(1,125)	(30,177)	CITI
Occidental Petroleum Corp. (D26)	06/20/24	0.250%(Q)	4,000	0.358%	(2,618)	(1,125)	(1,493)	CITI
Olin Corp. (D26)	06/20/24	0.250%(Q)	4,000	0.408%	(4,361)	(1,125)	(3,236)	CITI
OneMain Finance Corp. (D26)	06/20/24	0.250%(Q)	4,000	1.469%	(41,156)	(1,125)	(40,031)	CITI
Ovintiv, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.408%	(4,335)	(1,125)	(3,210)	CITI
PulteGroup, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.260%	833	(1,125)	1,958	CITI
Renault S.A. (D26)	06/20/24	0.250%(Q)	4,000	0.484%	(6,988)	(1,125)	(5,863)	CITI
Rexel S.A. (D26)	06/20/24	0.250%(Q)	4,000	0.402%	(4,156)	(1,125)	(3,031)	CITI
Reynolds American, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.194%	3,136	(1,125)	4,261	CITI
Reynolds American, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.277%	223	(1,125)	1,348	CITI
Ryder System, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.204%	2,771	(1,125)	3,896	CITI
Schaeffler AG (D26)	06/20/24	0.250%(Q)	4,000	0.598%	(10,981)	(1,125)	(9,856)	CITI
Sealed Air Corp. (D26)	06/20/24	0.250%(Q)	4,000	0.368%	(2,938)	(1,125)	(1,813)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Societe Generale S.A. (D26)	06/20/24	0.250%(Q)	4,000	0.592%	$(10,766)	$(1,125)	$(9,641)	CITI
Southwest Airlines Co. (D26)	06/20/24	0.250%(Q)	4,000	0.381%	(3,418)	(1,125)	(2,293)	CITI
Sprint Communications LLC (D26)	06/20/24	0.250%(Q)	4,000	0.437%	(5,359)	(1,125)	(4,234)	CITI
Standard Chartered PLC (D26)	06/20/24	0.250%(Q)	4,000	0.514%	(8,039)	(1,125)	(6,914)	CITI
Stellantis NV (D26)	06/20/24	0.250%(Q)	4,000	0.322%	(1,363)	(1,125)	(238)	CITI
TDC Holding A/S (D26)	06/20/24	0.250%(Q)	4,000	0.288%	(151)	(1,125)	974	CITI
Teck Resources Ltd. (D26)	06/20/24	0.250%(Q)	4,000	0.395%	(3,879)	(1,125)	(2,754)	CITI
Tenet Healthcare Corp. (D26)	06/20/24	0.250%(Q)	4,000	0.481%	(6,877)	(1,125)	(5,752)	CITI
Tesco PLC (D26)	06/20/24	0.250%(Q)	4,000	0.215%	2,396	(1,125)	3,521	CITI
Tesla, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.577%	(10,224)	(1,125)	(9,099)	CITI
Teva Pharmaceutical Industries Ltd. (D26)	06/20/24	0.250%(Q)	4,000	0.562%	(9,716)	(1,125)	(8,591)	CITI
thyssenkrupp AG (D26)	06/20/24	0.250%(Q)	4,000	0.600%	(11,049)	(1,125)	(9,924)	CITI
Toll Brothers, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.377%	(3,262)	(1,125)	(2,137)	CITI
UniCredit SpA (D26)	06/20/24	0.250%(Q)	4,000	0.941%	(22,892)	(1,125)	(21,767)	CITI
United Airlines Holdings, Inc. (D26)	06/20/24	0.250%(Q)	4,000	1.135%	(29,561)	(1,125)	(28,436)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United States Steel Corp. (D26)	06/20/24	0.250%(Q)	4,000	0.806%	$(18,184)	$(1,125)	$(17,059)	CITI
Univision Communications, Inc. (D26)	06/20/24	0.250%(Q)	4,000	1.469%	(41,047)	(1,125)	(39,922)	CITI
UPC Holding BV (D26)	06/20/24	0.250%(Q)	4,000	1.562%	(44,299)	(1,125)	(43,174)	CITI
Valeo SE (D26)	06/20/24	0.250%(Q)	4,000	0.637%	(12,319)	(1,125)	(11,194)	CITI
Valero Energy Corp. (D26)	06/20/24	0.250%(Q)	4,000	0.178%	3,667	(1,125)	4,792	CITI
Verizon Communications, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.632%	(12,141)	(1,125)	(11,016)	CITI
Virgin Media Finance PLC (D26)	06/20/24	0.250%(Q)	4,000	1.382%	(38,085)	(1,125)	(36,960)	CITI
Williams Cos., Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.193%	3,144	(1,125)	4,269	CITI
Xerox Corp. (D26)	06/20/24	0.250%(Q)	4,000	1.112%	(28,800)	(1,125)	(27,675)	CITI
Yum! Brands, Inc. (D26)	06/20/24	0.250%(Q)	4,000	0.234%	1,721	(1,125)	2,846	CITI
Ziggo Bond Co. BV (D26)	06/20/24	0.250%(Q)	4,000	1.278%	(34,531)	(1,125)	(33,406)	CITI
Ally Financial, Inc. (D27)	12/20/23	0.250%(Q)	5,000	1.112%	(15,176)	(903)	(14,273)	CITI
Altice Finco S.A. (D27)	12/20/23	0.250%(Q)	5,000	11.482%	(208,216)	(903)	(207,313)	CITI
Altice France S.A. (D27)	12/20/23	0.250%(Q)	5,000	7.385%	(133,805)	(903)	(132,902)	CITI
American Axle & Manufacturing, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.850%	(10,126)	(903)	(9,223)	CITI
Amkor Technology, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.381%	(1,075)	(903)	(172)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Anglo American PLC (D27)	12/20/23	0.250%(Q)	5,000	0.302%	$451	$(903)	$1,354	CITI
Anywhere Real Estate Group LLC (D27)	12/20/23	0.250%(Q)	5,000	4.339%	(76,611)	(903)	(75,708)	CITI
Apache Corp. (D27)	12/20/23	0.250%(Q)	5,000	0.300%	488	(903)	1,391	CITI
Aramark Services, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.267%	1,129	(903)	2,032	CITI
ArcelorMittal S.A. (D27)	12/20/23	0.250%(Q)	5,000	0.425%	(1,919)	(903)	(1,016)	CITI
AT&T, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.557%	(4,473)	(903)	(3,570)	CITI
Avient Corp. (D27)	12/20/23	0.250%(Q)	5,000	0.366%	(777)	(903)	126	CITI
Avis Budget Group, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.682%	(6,890)	(903)	(5,987)	CITI
Bank of America Corp. (D27)	12/20/23	0.250%(Q)	5,000	0.324%	31	(903)	934	CITI
Bath & Body Works, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.857%	(10,265)	(903)	(9,362)	CITI
Beazer Homes USA, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.311%	285	(903)	1,188	CITI
Boeing Co. (D27)	12/20/23	0.250%(Q)	5,000	0.312%	257	(903)	1,160	CITI
Bombardier, Inc. (D27)	12/20/23	0.250%(Q)	5,000	1.226%	(17,361)	(903)	(16,458)	CITI
Calpine Corp. (D27)	12/20/23	0.250%(Q)	5,000	1.504%	(22,700)	(903)	(21,797)	CITI
CCO Holdings LLC (D27)	12/20/23	0.250%(Q)	5,000	0.772%	(8,628)	(903)	(7,725)	CITI
CMA CGM S.A. (D27)	12/20/23	0.250%(Q)	5,000	0.886%	(10,824)	(903)	(9,921)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Constellium SE (D27)	12/20/23	0.250%(Q)	5,000	1.028%	$(13,555)	$(903)	$(12,652)	CITI
CSC Holdings LLC (D27)	12/20/23	0.250%(Q)	5,000	6.084%	(109,831)	(903)	(108,928)	CITI
Dell, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.200%	2,429	(903)	3,332	CITI
Delta Air Lines, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.429%	(1,994)	(903)	(1,091)	CITI
Devon Energy Corp. (D27)	12/20/23	0.250%(Q)	5,000	0.325%	15	(903)	918	CITI
DISH DBS Corp. (D27)	12/20/23	0.250%(Q)	5,000	8.146%	(148,000)	(903)	(147,097)	CITI
Domtar Corp. (D27)	12/20/23	0.250%(Q)	5,000	2.691%	(45,389)	(903)	(44,486)	CITI
Enbridge, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.247%	1,520	(903)	2,423	CITI
Energy Transfer LP (D27)	12/20/23	0.250%(Q)	5,000	0.279%	906	(903)	1,809	CITI
Expedia Group, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.208%	2,276	(903)	3,179	CITI
Freeport-McMoRan, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.249%	1,469	(903)	2,372	CITI
Gap, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.812%	(9,390)	(903)	(8,487)	CITI
Genworth Holdings, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.500%	(3,381)	(903)	(2,478)	CITI
Goldman Sachs Group, Inc. (The) (D27)	12/20/23	0.250%(Q)	5,000	0.336%	(215)	(903)	688	CITI
Halliburton Co. (D27)	12/20/23	0.250%(Q)	5,000	0.173%	2,942	(903)	3,845	CITI
HCA, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.202%	2,384	(903)	3,287	CITI
Hess Corp. (D27)	12/20/23	0.250%(Q)	5,000	0.278%	924	(903)	1,827	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Host Hotels & Resorts LP (D27)	12/20/23	0.250%(Q)	5,000	0.265%	$1,162	$(903)	$2,065	CITI
Howmet Aerospace, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.238%	1,693	(903)	2,596	CITI
HP, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.218%	2,085	(903)	2,988	CITI
International Game Technology PLC (D27)	12/20/23	0.250%(Q)	5,000	0.245%	1,558	(903)	2,461	CITI
iStar, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.397%	(1,393)	(903)	(490)	CITI
Jaguar Land Rover Automotive PLC (D27)	12/20/23	0.250%(Q)	5,000	0.778%	(8,751)	(903)	(7,848)	CITI
JPMorgan Chase & Co. (D27)	12/20/23	0.250%(Q)	5,000	0.230%	1,839	(903)	2,742	CITI
KB Home (D27)	12/20/23	0.250%(Q)	5,000	0.305%	403	(903)	1,306	CITI
Kohl’s Corp. (D27)	12/20/23	0.250%(Q)	5,000	1.133%	(15,582)	(903)	(14,679)	CITI
Ladbrokes Coral Group Ltd. (D27)	12/20/23	0.250%(Q)	5,000	0.624%	(5,765)	(903)	(4,862)	CITI
Lennar Corp. (D27)	12/20/23	0.250%(Q)	5,000	0.248%	1,492	(903)	2,395	CITI
Liberty Interactive LLC (D27)	12/20/23	0.250%(Q)	5,000	10.220%	(187,407)	(903)	(186,504)	CITI
Lumen Technologies, Inc. (D27)	12/20/23	0.250%(Q)	5,000	20.155%	(364,998)	(903)	(364,095)	CITI
Macy’s, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.804%	(9,241)	(903)	(8,338)	CITI
Marriott International, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.182%	2,773	(903)	3,676	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
MDC Holdings, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.343%	$(343)	$(903)	$560	CITI
MGIC Investment Corp. (D27)	12/20/23	0.250%(Q)	5,000	0.223%	1,976	(903)	2,879	CITI
MGM Resorts International (D27)	12/20/23	0.250%(Q)	5,000	0.349%	(466)	(903)	437	CITI
Morgan Stanley (D27)	12/20/23	0.250%(Q)	5,000	0.285%	772	(903)	1,675	CITI
Nabors Industries, Inc. (D27)	12/20/23	0.250%(Q)	5,000	1.684%	(26,169)	(903)	(25,266)	CITI
Navient Corp. (D27)	12/20/23	0.250%(Q)	5,000	1.161%	(16,116)	(903)	(15,213)	CITI
Netflix, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.237%	1,701	(903)	2,604	CITI
New Albertsons, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.262%	1,233	(903)	2,136	CITI
Newell Brands, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.702%	(7,282)	(903)	(6,379)	CITI
Nokia OYJ (D27)	12/20/23	0.250%(Q)	5,000	0.328%	(47)	(903)	856	CITI
Nordstrom, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.882%	(10,750)	(903)	(9,847)	CITI
Occidental Petroleum Corp. (D27)	12/20/23	0.250%(Q)	5,000	0.278%	916	(903)	1,819	CITI
Olin Corp. (D27)	12/20/23	0.250%(Q)	5,000	0.387%	(1,198)	(903)	(295)	CITI
OneMain Finance Corp. (D27)	12/20/23	0.250%(Q)	5,000	0.841%	(9,963)	(903)	(9,060)	CITI
Ovintiv, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.340%	(279)	(903)	624	CITI
Pactiv LLC (D27)	12/20/23	0.250%(Q)	5,000	0.424%	(1,906)	(903)	(1,003)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Petroleos Mexicanos (D27)	12/20/23	0.250%(Q)	5,000	2.352%	$(38,999)	$(903)	$(38,096)	CITI
PulteGroup, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.202%	2,385	(903)	3,288	CITI
Radian Group, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.392%	(1,297)	(903)	(394)	CITI
Rolls-Royce Holdings PLC (D27)	12/20/23	0.250%(Q)	5,000	0.636%	(6,000)	(903)	(5,097)	CITI
Ryder System, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.142%	3,543	(903)	4,446	CITI
Safeway, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.217%	2,088	(903)	2,991	CITI
Schaeffler AG (D27)	12/20/23	0.250%(Q)	5,000	0.518%	(3,714)	(903)	(2,811)	CITI
Sealed Air Corp. (D27)	12/20/23	0.250%(Q)	5,000	0.288%	729	(903)	1,632	CITI
Simon Property Group LP (D27)	12/20/23	0.250%(Q)	5,000	0.227%	1,900	(903)	2,803	CITI
Sprint Communications LLC (D27)	12/20/23	0.250%(Q)	5,000	0.376%	(970)	(903)	(67)	CITI
Stonegate Pub Co. Financing PLC (D27)	12/20/23	0.250%(Q)	5,000	0.573%	(4,776)	(903)	(3,873)	CITI
Teck Resources Ltd. (D27)	12/20/23	0.250%(Q)	5,000	0.334%	(170)	(903)	733	CITI
TEGNA, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.570%	(4,729)	(903)	(3,826)	CITI
Tenet Healthcare Corp. (D27)	12/20/23	0.250%(Q)	5,000	0.402%	(1,482)	(903)	(579)	CITI
Tesla, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.552%	(4,383)	(903)	(3,480)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Teva Pharmaceutical Industries Ltd. (D27)	12/20/23	0.250%(Q)	5,000	0.533%	$(4,010)	$(903)	$(3,107)	CITI
T-Mobile USA, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.413%	(1,692)	(903)	(789)	CITI
Toll Brothers, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.296%	574	(903)	1,477	CITI
Transocean, Inc. (D27)	12/20/23	0.250%(Q)	5,000	1.675%	(26,032)	(903)	(25,129)	CITI
United Airlines Holdings, Inc. (D27)	12/20/23	0.250%(Q)	5,000	1.098%	(14,906)	(903)	(14,003)	CITI
United Group BV (D27)	12/20/23	0.250%(Q)	5,000	4.336%	(76,641)	(903)	(75,738)	CITI
United Rentals North America, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.273%	1,012	(903)	1,915	CITI
United States Steel Corp. (D27)	12/20/23	0.250%(Q)	5,000	0.593%	(5,176)	(903)	(4,273)	CITI
Univision Communications, Inc. (D27)	12/20/23	0.250%(Q)	5,000	1.380%	(20,320)	(903)	(19,417)	CITI
UPC Holding BV (D27)	12/20/23	0.250%(Q)	5,000	1.242%	(17,668)	(903)	(16,765)	CITI
Valeo SE (D27)	12/20/23	0.250%(Q)	5,000	0.534%	(4,025)	(903)	(3,122)	CITI
Verizon Communications, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.480%	(2,982)	(903)	(2,079)	CITI
Virgin Media Finance PLC (D27)	12/20/23	0.250%(Q)	5,000	1.108%	(15,099)	(903)	(14,196)	CITI
Wells Fargo & Co. (D27)	12/20/23	0.250%(Q)	5,000	0.310%	298	(903)	1,201	CITI
Yum! Brands, Inc. (D27)	12/20/23	0.250%(Q)	5,000	0.200%	2,423	(903)	3,326	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ziggo Bond Co. BV (D27)	12/20/23	0.250%(Q)	5,000	0.900%	$(11,101)	$(903)	$(10,198)	CITI
ADT Security Corp. (D28)	12/20/24	0.250%(Q)	5,000	0.805%	(35,746)	(1,664)	(34,082)	CITI
AES Corp. (The) (D28)	12/20/24	0.250%(Q)	5,000	0.468%	(13,228)	(1,664)	(11,564)	CITI
Ally Financial, Inc. (D28)	12/20/24	0.250%(Q)	5,000	1.665%	(92,536)	(1,664)	(90,872)	CITI
Alstom S.A. (D28)	12/20/24	0.250%(Q)	5,000	0.382%	(7,458)	(1,664)	(5,794)	CITI
American Axle & Manufacturing, Inc. (D28)	12/20/24	0.250%(Q)	5,000	1.636%	(90,836)	(1,664)	(89,172)	CITI
Amkor Technology, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.573%	(20,242)	(1,664)	(18,578)	CITI
Anglo American PLC (D28)	12/20/24	0.250%(Q)	5,000	0.453%	(12,199)	(1,664)	(10,535)	CITI
Anywhere Real Estate Group LLC (D28)	12/20/24	0.250%(Q)	5,000	6.375%	(386,512)	(1,664)	(384,848)	CITI
Apache Corp. (D28)	12/20/24	0.250%(Q)	5,000	0.487%	(14,478)	(1,664)	(12,814)	CITI
ArcelorMittal S.A. (D28)	12/20/24	0.250%(Q)	5,000	0.665%	(26,393)	(1,664)	(24,729)	CITI
Arrow Electronics, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.342%	(4,770)	(1,664)	(3,106)	CITI
Ashland LLC (D28)	12/20/24	0.250%(Q)	5,000	0.419%	(9,889)	(1,664)	(8,225)	CITI
AT&T, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.744%	(31,678)	(1,664)	(30,014)	CITI
Avient Corp. (D28)	12/20/24	0.250%(Q)	5,000	0.631%	(24,124)	(1,664)	(22,460)	CITI
Avis Budget Group, Inc. (D28)	12/20/24	0.250%(Q)	5,000	1.201%	(62,102)	(1,664)	(60,438)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Avnet, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.442%	$(11,437)	$(1,664)	$(9,773)	CITI
Bath & Body Works, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.905%	(42,398)	(1,664)	(40,734)	CITI
Beazer Homes USA, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.764%	(33,058)	(1,664)	(31,394)	CITI
Best Buy Co., Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.384%	(7,543)	(1,664)	(5,879)	CITI
Boeing Co. (D28)	12/20/24	0.250%(Q)	5,000	0.430%	(10,641)	(1,664)	(8,977)	CITI
Boyd Gaming Corp. (D28)	12/20/24	0.250%(Q)	5,000	0.443%	(11,544)	(1,664)	(9,880)	CITI
British Telecommunications PLC (D28)	12/20/24	0.250%(Q)	5,000	0.350%	(5,262)	(1,664)	(3,598)	CITI
Calpine Corp. (D28)	12/20/24	0.250%(Q)	5,000	2.397%	(140,326)	(1,664)	(138,662)	CITI
CCO Holdings LLC (D28)	12/20/24	0.250%(Q)	5,000	1.136%	(57,762)	(1,664)	(56,098)	CITI
Cleveland-Cliffs, Inc. (D28)	12/20/24	0.250%(Q)	5,000	1.072%	(53,582)	(1,664)	(51,918)	CITI
CMA CGM S.A. (D28)	12/20/24	0.250%(Q)	5,000	1.055%	(52,302)	(1,664)	(50,638)	CITI
CNH Industrial NV (D28)	12/20/24	0.250%(Q)	5,000	0.415%	(9,631)	(1,664)	(7,967)	CITI
Constellium SE (D28)	12/20/24	0.250%(Q)	5,000	1.294%	(68,117)	(1,664)	(66,453)	CITI
Darden Restaurants, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.241%	2,080	(1,664)	3,744	CITI
DaVita, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.749%	(32,016)	(1,664)	(30,352)	CITI
Dell, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.355%	(5,636)	(1,664)	(3,972)	CITI
Delta Air Lines, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.664%	(26,344)	(1,664)	(24,680)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Devon Energy Corp. (D28)	12/20/24	0.250%(Q)	5,000	0.446%	$(11,696)	$(1,664)	$(10,032)	CITI
DISH DBS Corp. (D28)	12/20/24	0.250%(Q)	5,000	15.476%	(915,544)	(1,664)	(913,880)	CITI
DXC Technology Co. (D28)	12/20/24	0.250%(Q)	5,000	0.480%	(14,016)	(1,664)	(12,352)	CITI
Ford Motor Co. (D28)	12/20/24	0.250%(Q)	5,000	1.102%	(55,491)	(1,664)	(53,827)	CITI
Freeport-McMoRan, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.450%	(12,027)	(1,664)	(10,363)	CITI
Gap, Inc. (D28)	12/20/24	0.250%(Q)	5,000	1.640%	(91,126)	(1,664)	(89,462)	CITI
General Electric Co. (D28)	12/20/24	0.250%(Q)	5,000	0.379%	(7,221)	(1,664)	(5,557)	CITI
General Motors Co. (D28)	12/20/24	0.250%(Q)	5,000	0.741%	(31,477)	(1,664)	(29,813)	CITI
GKN Holdings Ltd. (D28)	12/20/24	0.250%(Q)	5,000	0.417%	(9,768)	(1,664)	(8,104)	CITI
Goodyear Tire & Rubber Co. (The) (D28)	12/20/24	0.250%(Q)	5,000	1.022%	(50,272)	(1,664)	(48,608)	CITI
Halliburton Co. (D28)	12/20/24	0.250%(Q)	5,000	0.260%	805	(1,664)	2,469	CITI
Hapag-Lloyd AG (D28)	12/20/24	0.250%(Q)	5,000	1.221%	(63,305)	(1,664)	(61,641)	CITI
HCA, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.404%	(8,904)	(1,664)	(7,240)	CITI
HeidelbergCement AG (D28)	12/20/24	0.250%(Q)	5,000	0.432%	(10,778)	(1,664)	(9,114)	CITI
Hess Corp. (D28)	12/20/24	0.250%(Q)	5,000	0.419%	(9,904)	(1,664)	(8,240)	CITI
Howmet Aerospace, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.332%	(4,056)	(1,664)	(2,392)	CITI
HP, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.361%	(6,013)	(1,664)	(4,349)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
International Game Technology PLC (D28)	12/20/24	0.250%(Q)	5,000	0.456%	$(12,391)	$(1,664)	$(10,727)	CITI
Iron Mountain, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.615%	(23,048)	(1,664)	(21,384)	CITI
ITV PLC (D28)	12/20/24	0.250%(Q)	5,000	0.439%	(11,236)	(1,664)	(9,572)	CITI
KB Home (D28)	12/20/24	0.250%(Q)	5,000	0.599%	(21,996)	(1,664)	(20,332)	CITI
Kohl’s Corp. (D28)	12/20/24	0.250%(Q)	5,000	1.893%	(107,596)	(1,664)	(105,932)	CITI
Kraft Heinz Foods Co. (D28)	12/20/24	0.250%(Q)	5,000	0.256%	1,048	(1,664)	2,712	CITI
Ladbrokes Coral Group Ltd. (D28)	12/20/24	0.250%(Q)	5,000	0.897%	(41,847)	(1,664)	(40,183)	CITI
Lamb Weston Holdings, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.418%	(9,848)	(1,664)	(8,184)	CITI
Lanxess AG (D28)	12/20/24	0.250%(Q)	5,000	0.812%	(36,211)	(1,664)	(34,547)	CITI
Lennar Corp. (D28)	12/20/24	0.250%(Q)	5,000	0.385%	(7,642)	(1,664)	(5,978)	CITI
Liberty Interactive LLC (D28)	12/20/24	0.250%(Q)	5,000	15.320%	(922,706)	(1,664)	(921,042)	CITI
Lumen Technologies, Inc. (D28)	12/20/24	0.250%(Q)	5,000	31.246%	(1,636,432)	(1,664)	(1,634,768)	CITI
Macy’s, Inc. (D28)	12/20/24	0.250%(Q)	5,000	1.052%	(52,162)	(1,664)	(50,498)	CITI
Marks & Spencer PLC (D28)	12/20/24	0.250%(Q)	5,000	0.525%	(17,042)	(1,664)	(15,378)	CITI
Matterhorn Telecom Holding S.A. (D28)	12/20/24	0.250%(Q)	5,000	1.072%	(53,544)	(1,664)	(51,880)	CITI
MDC Holdings, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.564%	(19,636)	(1,664)	(17,972)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
MGM Resorts International (D28)	12/20/24	0.250%(Q)	5,000	0.778%	$(33,995)	$(1,664)	$(32,331)	CITI
Netflix, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.368%	(6,516)	(1,664)	(4,852)	CITI
New Albertsons, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.511%	(16,080)	(1,664)	(14,416)	CITI
Next PLC (D28)	12/20/24	0.250%(Q)	5,000	0.363%	(6,160)	(1,664)	(4,496)	CITI
Nokia OYJ (D28)	12/20/24	0.250%(Q)	5,000	0.533%	(17,554)	(1,664)	(15,890)	CITI
Nordstrom, Inc. (D28)	12/20/24	0.250%(Q)	5,000	1.156%	(59,119)	(1,664)	(57,455)	CITI
NRG Energy, Inc. (D28)	12/20/24	0.250%(Q)	5,000	1.534%	(84,022)	(1,664)	(82,358)	CITI
Olin Corp. (D28)	12/20/24	0.250%(Q)	5,000	0.655%	(25,746)	(1,664)	(24,082)	CITI
Oracle Corp. (D28)	12/20/24	0.250%(Q)	5,000	0.269%	174	(1,664)	1,838	CITI
Paramount Global (D28)	12/20/24	0.250%(Q)	5,000	0.875%	(40,450)	(1,664)	(38,786)	CITI
Pearson PLC (D28)	12/20/24	0.250%(Q)	5,000	0.224%	3,193	(1,664)	4,857	CITI
Petroleo Brasileiro S.A. (D28)	12/20/24	0.250%(Q)	5,000	0.565%	(19,720)	(1,664)	(18,056)	CITI
Premier Foods Finance PLC (D28)	12/20/24	0.250%(Q)	5,000	0.992%	(48,170)	(1,664)	(46,506)	CITI
Rexel S.A. (D28)	12/20/24	0.250%(Q)	5,000	0.496%	(15,069)	(1,664)	(13,405)	CITI
Sirius XM Radio, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.919%	(43,376)	(1,664)	(41,712)	CITI
Teck Resources Ltd. (D28)	12/20/24	0.250%(Q)	5,000	0.581%	(20,759)	(1,664)	(19,095)	CITI
TEGNA, Inc. (D28)	12/20/24	0.250%(Q)	5,000	1.297%	(68,493)	(1,664)	(66,829)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Telecom Italia SpA (D28)	12/20/24	0.250%(Q)	5,000	1.787%	$(100,633)	$(1,664)	$(98,969)	CITI
Telefonaktiebolaget LM Ericsson (D28)	12/20/24	0.250%(Q)	5,000	0.613%	(22,898)	(1,664)	(21,234)	CITI
Tenet Healthcare Corp. (D28)	12/20/24	0.250%(Q)	5,000	0.750%	(32,115)	(1,664)	(30,451)	CITI
Tesla, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.717%	(29,853)	(1,664)	(28,189)	CITI
Teva Pharmaceutical Industries Ltd. (D28)	12/20/24	0.250%(Q)	5,000	0.735%	(31,065)	(1,664)	(29,401)	CITI
T-Mobile USA, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.559%	(19,301)	(1,664)	(17,637)	CITI
Unibail-Rodamco-Westfield SE (D28)	12/20/24	0.250%(Q)	5,000	0.867%	(39,857)	(1,664)	(38,193)	CITI
Unisys Corp. (D28)	12/20/24	0.250%(Q)	5,000	7.492%	(449,963)	(1,664)	(448,299)	CITI
United Rentals North America, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.497%	(15,163)	(1,664)	(13,499)	CITI
Universal Health Services, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.473%	(13,557)	(1,664)	(11,893)	CITI
Univision Communications, Inc. (D28)	12/20/24	0.250%(Q)	5,000	1.868%	(105,899)	(1,664)	(104,235)	CITI
UPC Holding BV (D28)	12/20/24	0.250%(Q)	5,000	2.005%	(114,852)	(1,664)	(113,188)	CITI
Verizon Communications, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.693%	(28,260)	(1,664)	(26,596)	CITI
Virgin Media Finance PLC (D28)	12/20/24	0.250%(Q)	5,000	1.819%	(102,722)	(1,664)	(101,058)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Whirlpool Corp. (D28)	12/20/24	0.250%(Q)	5,000	0.479%	$(13,964)	$(1,664)	$(12,300)	CITI
Xerox Corp. (D28)	12/20/24	0.250%(Q)	5,000	1.475%	(80,211)	(1,664)	(78,547)	CITI
Yum! Brands, Inc. (D28)	12/20/24	0.250%(Q)	5,000	0.321%	(3,323)	(1,664)	(1,659)	CITI
Ziggo Bond Co. BV (D28)	12/20/24	0.250%(Q)	5,000	1.757%	(98,750)	(1,664)	(97,086)	CITI
Ally Financial, Inc. (D29)	06/20/24	0.250%(Q)	15,000	1.406%	(145,931)	(831)	(145,100)	CITI
Altice Finco S.A. (D29)	06/20/24	0.250%(Q)	15,000	13.323%	(1,562,265)	(831)	(1,561,434)	CITI
Altice France S.A. (D29)	06/20/24	0.250%(Q)	15,000	11.169%	(1,333,875)	(831)	(1,333,044)	CITI
American Axle & Manufacturing, Inc. (D29)	06/20/24	0.250%(Q)	15,000	1.072%	(102,782)	(831)	(101,951)	CITI
Amkor Technology, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.449%	(21,732)	(831)	(20,901)	CITI
Anglo American PLC (D29)	06/20/24	0.250%(Q)	15,000	0.338%	(7,130)	(831)	(6,299)	CITI
Anywhere Real Estate Group LLC (D29)	06/20/24	0.250%(Q)	15,000	5.593%	(671,375)	(831)	(670,544)	CITI
Apache Corp. (D29)	06/20/24	0.250%(Q)	15,000	0.347%	(8,303)	(831)	(7,472)	CITI
Aramark Services, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.442%	(20,748)	(831)	(19,917)	CITI
ArcelorMittal S.A. (D29)	06/20/24	0.250%(Q)	15,000	0.493%	(27,387)	(831)	(26,556)	CITI
AT&T, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.662%	(49,480)	(831)	(48,649)	CITI
Avient Corp. (D29)	06/20/24	0.250%(Q)	15,000	0.442%	(20,702)	(831)	(19,871)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Avis Budget Group, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.818%	$(69,825)	$(831)	$(68,994)	CITI
Bank of America Corp. (D29)	06/20/24	0.250%(Q)	15,000	0.396%	(14,721)	(831)	(13,890)	CITI
Barclays Bank PLC (D29)	06/20/24	0.250%(Q)	15,000	0.662%	(49,436)	(831)	(48,605)	CITI
Bath & Body Works, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.681%	(51,819)	(831)	(50,988)	CITI
Beazer Homes USA, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.410%	(16,546)	(831)	(15,715)	CITI
Boeing Co. (D29)	06/20/24	0.250%(Q)	15,000	0.349%	(8,543)	(831)	(7,712)	CITI
Bombardier, Inc. (D29)	06/20/24	0.250%(Q)	15,000	1.416%	(147,198)	(831)	(146,367)	CITI
Calpine Corp. (D29)	06/20/24	0.250%(Q)	15,000	1.849%	(202,953)	(831)	(202,122)	CITI
CCO Holdings LLC (D29)	06/20/24	0.250%(Q)	15,000	0.819%	(69,888)	(831)	(69,057)	CITI
CMA CGM S.A. (D29)	06/20/24	0.250%(Q)	15,000	0.999%	(93,264)	(831)	(92,433)	CITI
Constellium SE (D29)	06/20/24	0.250%(Q)	15,000	1.123%	(109,350)	(831)	(108,519)	CITI
CSC Holdings LLC (D29)	06/20/24	0.250%(Q)	15,000	10.706%	(1,302,673)	(831)	(1,301,842)	CITI
Dell, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.233%	6,596	(831)	7,427	CITI
Delta Air Lines, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.534%	(32,745)	(831)	(31,914)	CITI
Devon Energy Corp. (D29)	06/20/24	0.250%(Q)	15,000	0.360%	(10,017)	(831)	(9,186)	CITI
DISH DBS Corp. (D29)	06/20/24	0.250%(Q)	15,000	11.798%	(1,421,587)	(831)	(1,420,756)	CITI
Domtar Corp. (D29)	06/20/24	0.250%(Q)	15,000	2.806%	(324,279)	(831)	(323,448)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Enbridge, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.365%	$(10,734)	$(831)	$(9,903)	CITI
Energy Transfer LP (D29)	06/20/24	0.250%(Q)	15,000	0.278%	663	(831)	1,494	CITI
Expedia Group, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.246%	4,879	(831)	5,710	CITI
Ford Motor Co. (D29)	06/20/24	0.250%(Q)	15,000	0.874%	(77,051)	(831)	(76,220)	CITI
Freeport-McMoRan, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.319%	(4,634)	(831)	(3,803)	CITI
General Motors Co. (D29)	06/20/24	0.250%(Q)	15,000	0.589%	(39,963)	(831)	(39,132)	CITI
Genworth Holdings, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.583%	(39,130)	(831)	(38,299)	CITI
Goldman Sachs Group, Inc. (The) (D29)	06/20/24	0.250%(Q)	15,000	0.394%	(14,438)	(831)	(13,607)	CITI
Goodyear Tire & Rubber Co. (The) (D29)	06/20/24	0.250%(Q)	15,000	0.650%	(47,938)	(831)	(47,107)	CITI
HCA, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.275%	1,147	(831)	1,978	CITI
Hess Corp. (D29)	06/20/24	0.250%(Q)	15,000	0.328%	(5,800)	(831)	(4,969)	CITI
Host Hotels & Resorts LP (D29)	06/20/24	0.250%(Q)	15,000	0.336%	(6,945)	(831)	(6,114)	CITI
Howmet Aerospace, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.250%	4,373	(831)	5,204	CITI
HP, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.251%	4,225	(831)	5,056	CITI
International Game Technology PLC (D29)	06/20/24	0.250%(Q)	15,000	0.333%	(6,530)	(831)	(5,699)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
iStar, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.476%	$(25,156)	$(831)	$(24,325)	CITI
Jaguar Land Rover Automotive PLC (D29)	06/20/24	0.250%(Q)	15,000	1.006%	(94,207)	(831)	(93,376)	CITI
JPMorgan Chase & Co. (D29)	06/20/24	0.250%(Q)	15,000	0.263%	2,672	(831)	3,503	CITI
KB Home (D29)	06/20/24	0.250%(Q)	15,000	0.395%	(14,637)	(831)	(13,806)	CITI
Ladbrokes Coral Group Ltd. (D29)	06/20/24	0.250%(Q)	15,000	0.719%	(56,902)	(831)	(56,071)	CITI
Lennar Corp. (D29)	06/20/24	0.250%(Q)	15,000	0.291%	(987)	(831)	(156)	CITI
Lumen Technologies, Inc. (D29)	06/20/24	0.250%(Q)	15,000	27.802%	(3,135,695)	(831)	(3,134,864)	CITI
Macy’s, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.713%	(56,047)	(831)	(55,216)	CITI
MDC Holdings, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.452%	(22,047)	(831)	(21,216)	CITI
MGIC Investment Corp. (D29)	06/20/24	0.250%(Q)	15,000	0.300%	(2,216)	(831)	(1,385)	CITI
MGM Resorts International (D29)	06/20/24	0.250%(Q)	15,000	0.390%	(13,978)	(831)	(13,147)	CITI
Morgan Stanley (D29)	06/20/24	0.250%(Q)	15,000	0.331%	(6,250)	(831)	(5,419)	CITI
Nabors Industries, Inc. (D29)	06/20/24	0.250%(Q)	15,000	2.595%	(298,681)	(831)	(297,850)	CITI
Navient Corp. (D29)	06/20/24	0.250%(Q)	15,000	1.593%	(170,101)	(831)	(169,270)	CITI
Netflix, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.272%	1,439	(831)	2,270	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
New Albertsons, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.344%	$(7,948)	$(831)	$(7,117)	CITI
Newell Brands, Inc. (D29)	06/20/24	0.250%(Q)	15,000	1.003%	(93,789)	(831)	(92,958)	CITI
Nokia OYJ (D29)	06/20/24	0.250%(Q)	15,000	0.384%	(13,127)	(831)	(12,296)	CITI
NOVA Chemicals Corp. (D29)	06/20/24	0.250%(Q)	15,000	1.043%	(99,044)	(831)	(98,213)	CITI
NRG Energy, Inc. (D29)	06/20/24	0.250%(Q)	15,000	1.185%	(117,382)	(831)	(116,551)	CITI
Occidental Petroleum Corp. (D29)	06/20/24	0.250%(Q)	15,000	0.358%	(9,817)	(831)	(8,986)	CITI
Olin Corp. (D29)	06/20/24	0.250%(Q)	15,000	0.408%	(16,356)	(831)	(15,525)	CITI
OneMain Finance Corp. (D29)	06/20/24	0.250%(Q)	15,000	1.469%	(154,334)	(831)	(153,503)	CITI
Ovintiv, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.408%	(16,257)	(831)	(15,426)	CITI
Pactiv LLC (D29)	06/20/24	0.250%(Q)	15,000	0.478%	(25,463)	(831)	(24,632)	CITI
Pitney Bowes Inc. (D29)	06/20/24	0.250%(Q)	15,000	6.671%	(808,492)	(831)	(807,661)	CITI
PulteGroup, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.260%	3,122	(831)	3,953	CITI
Radian Group, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.571%	(37,635)	(831)	(36,804)	CITI
Rolls-Royce Holdings PLC (D29)	06/20/24	0.250%(Q)	15,000	0.688%	(52,902)	(831)	(52,071)	CITI
Ryder System, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.204%	10,390	(831)	11,221	CITI
Safeway, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.270%	1,692	(831)	2,523	CITI
Schaeffler AG (D29)	06/20/24	0.250%(Q)	15,000	0.598%	(41,180)	(831)	(40,349)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Sealed Air Corp. (D29)	06/20/24	0.250%(Q)	15,000	0.368%	$(11,019)	$(831)	$(10,188)	CITI
Sprint Communications LLC (D29)	06/20/24	0.250%(Q)	15,000	0.437%	(20,098)	(831)	(19,267)	CITI
Teck Resources Ltd. (D29)	06/20/24	0.250%(Q)	15,000	0.395%	(14,548)	(831)	(13,717)	CITI
TEGNA, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.871%	(76,739)	(831)	(75,908)	CITI
Telecom Italia SpA (D29)	06/20/24	0.250%(Q)	15,000	1.390%	(143,937)	(831)	(143,106)	CITI
Tenet Healthcare Corp. (D29)	06/20/24	0.250%(Q)	15,000	0.481%	(25,789)	(831)	(24,958)	CITI
Tesla, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.577%	(38,339)	(831)	(37,508)	CITI
Teva Pharmaceutical Industries Ltd. (D29)	06/20/24	0.250%(Q)	15,000	0.562%	(36,437)	(831)	(35,606)	CITI
thyssenkrupp AG (D29)	06/20/24	0.250%(Q)	15,000	0.600%	(41,435)	(831)	(40,604)	CITI
T-Mobile USA, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.479%	(25,610)	(831)	(24,779)	CITI
Toll Brothers, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.377%	(12,232)	(831)	(11,401)	CITI
Transocean, Inc. (D29)	06/20/24	0.250%(Q)	15,000	3.184%	(375,929)	(831)	(375,098)	CITI
United Airlines Holdings, Inc. (D29)	06/20/24	0.250%(Q)	15,000	1.135%	(110,854)	(831)	(110,023)	CITI
United Rentals North America, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.313%	(3,873)	(831)	(3,042)	CITI
United States Steel Corp. (D29)	06/20/24	0.250%(Q)	15,000	0.806%	(68,190)	(831)	(67,359)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Univision Communications, Inc. (D29)	06/20/24	0.250%(Q)	15,000	1.469%	$(153,927)	$(831)	$(153,096)	CITI
Valeo SE (D29)	06/20/24	0.250%(Q)	15,000	0.637%	(46,196)	(831)	(45,365)	CITI
Verizon Communications, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.632%	(45,530)	(831)	(44,699)	CITI
Virgin Media Finance PLC (D29)	06/20/24	0.250%(Q)	15,000	1.382%	(142,818)	(831)	(141,987)	CITI
Volkswagen International Finance N.V. (D29)	06/20/24	0.250%(Q)	15,000	0.528%	(31,965)	(831)	(31,134)	CITI
Wells Fargo & Co. (D29)	06/20/24	0.250%(Q)	15,000	0.373%	(11,793)	(831)	(10,962)	CITI
Xerox Corp. (D29)	06/20/24	0.250%(Q)	15,000	1.112%	(108,000)	(831)	(107,169)	CITI
Yum! Brands, Inc. (D29)	06/20/24	0.250%(Q)	15,000	0.234%	6,453	(831)	7,284	CITI
Ziggo Bond Co. BV (D29)	06/20/24	0.250%(Q)	15,000	1.278%	(129,491)	(831)	(128,660)	CITI
Advanced Micro Devices, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.255%	1,409	(388)	1,797	CITI
Altice Finco S.A. (D30)	12/20/24	0.250%(Q)	6,316	15.365%	(1,103,435)	(388)	(1,103,047)	CITI
Altice France S.A. (D30)	12/20/24	0.250%(Q)	6,316	12.321%	(909,127)	(388)	(908,739)	CITI
American Express Co. (D30)	12/20/24	0.250%(Q)	6,316	0.157%	9,802	(388)	10,190	CITI
Anglo American PLC (D30)	12/20/24	0.250%(Q)	6,316	0.453%	(15,410)	(388)	(15,022)	CITI
ArcelorMittal S.A. (D30)	12/20/24	0.250%(Q)	6,316	0.665%	(33,338)	(388)	(32,950)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ardagh Packaging Finance PLC (D30)	12/20/24	0.250%(Q)	6,316	3.240%	$(244,864)	$(388)	$(244,476)	CITI
AT&T, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.744%	(40,014)	(388)	(39,626)	CITI
Avis Budget Group, Inc. (D30)	12/20/24	0.250%(Q)	6,316	1.201%	(78,445)	(388)	(78,057)	CITI
Ball Corp. (D30)	12/20/24	0.250%(Q)	6,316	0.497%	(19,126)	(388)	(18,738)	CITI
Bank of America Corp. (D30)	12/20/24	0.250%(Q)	6,316	0.468%	(16,679)	(388)	(16,291)	CITI
Barclays Bank PLC (D30)	12/20/24	0.250%(Q)	6,316	0.729%	(38,680)	(388)	(38,292)	CITI
Berkshire Hathaway, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.074%	16,872	(388)	17,260	CITI
BNP Paribas S.A. (D30)	12/20/24	0.250%(Q)	6,316	0.563%	(24,746)	(388)	(24,358)	CITI
British Telecommunications PLC (D30)	12/20/24	0.250%(Q)	6,316	0.350%	(6,647)	(388)	(6,259)	CITI
CCO Holdings LLC (D30)	12/20/24	0.250%(Q)	6,316	1.136%	(72,963)	(388)	(72,575)	CITI
Cellnex Telecom S.A. (D30)	12/20/24	0.250%(Q)	6,316	0.466%	(16,533)	(388)	(16,145)	CITI
Cisco Systems, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.106%	14,149	(388)	14,537	CITI
CMA CGM S.A. (D30)	12/20/24	0.250%(Q)	6,316	1.055%	(66,066)	(388)	(65,678)	CITI
Comcast Corp. (D30)	12/20/24	0.250%(Q)	6,316	0.228%	3,752	(388)	4,140	CITI
Commerzbank AG (D30)	12/20/24	0.250%(Q)	6,316	0.470%	(16,875)	(388)	(16,487)	CITI
Constellium SE (D30)	12/20/24	0.250%(Q)	6,316	1.294%	(86,042)	(388)	(85,654)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Continental AG (D30)	12/20/24	0.250%(Q)	6,316	0.404%	$(11,268)	$(388)	$(10,880)	CITI
Cox Communications, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.258%	1,136	(388)	1,524	CITI
Dell, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.355%	(7,119)	(388)	(6,731)	CITI
Deutsche Lufthansa AG (D30)	12/20/24	0.250%(Q)	6,316	0.896%	(52,751)	(388)	(52,363)	CITI
Devon Energy Corp. (D30)	12/20/24	0.250%(Q)	6,316	0.446%	(14,774)	(388)	(14,386)	CITI
Elis S.A. (D30)	12/20/24	0.250%(Q)	6,316	0.417%	(12,359)	(388)	(11,971)	CITI
Elo S.A. (D30)	12/20/24	0.250%(Q)	6,316	0.551%	(23,763)	(388)	(23,375)	CITI
Expedia Group, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.347%	(6,431)	(388)	(6,043)	CITI
Faurecia SE (D30)	12/20/24	0.250%(Q)	6,316	1.100%	(69,938)	(388)	(69,550)	CITI
Ford Motor Co. (D30)	12/20/24	0.250%(Q)	6,316	1.102%	(70,094)	(388)	(69,706)	CITI
Ford Motor Co. (D30)	12/20/24	0.250%(Q)	6,316	1.072%	(67,584)	(388)	(67,196)	CITI
General Electric Co. (D30)	12/20/24	0.250%(Q)	6,316	0.379%	(9,121)	(388)	(8,733)	CITI
General Motors Co. (D30)	12/20/24	0.250%(Q)	6,316	0.741%	(39,761)	(388)	(39,373)	CITI
Genworth Holdings, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.776%	(42,720)	(388)	(42,332)	CITI
GKN Holdings Ltd. (D30)	12/20/24	0.250%(Q)	6,316	0.417%	(12,339)	(388)	(11,951)	CITI
Glencore International AG (D30)	12/20/24	0.250%(Q)	6,316	0.594%	(27,320)	(388)	(26,932)	CITI
Goldman Sachs Group, Inc. (The) (D30)	12/20/24	0.250%(Q)	6,316	0.444%	(14,636)	(388)	(14,248)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Goodyear Tire & Rubber Co. (The) (D30)	12/20/24	0.250%(Q)	6,316	1.022%	$(63,502)	$(388)	$(63,114)	CITI
Hapag-Lloyd AG (D30)	12/20/24	0.250%(Q)	6,316	1.221%	(79,964)	(388)	(79,576)	CITI
HCA, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.404%	(11,248)	(388)	(10,860)	CITI
HeidelbergCement AG (D30)	12/20/24	0.250%(Q)	6,316	0.432%	(13,614)	(388)	(13,226)	CITI
HP, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.361%	(7,595)	(388)	(7,207)	CITI
INEOS Group Holdings S.A. (D30)	12/20/24	0.250%(Q)	6,316	1.193%	(77,730)	(388)	(77,342)	CITI
International Business Machines Corp. (D30)	12/20/24	0.250%(Q)	6,316	0.181%	7,756	(388)	8,144	CITI
ITV PLC (D30)	12/20/24	0.250%(Q)	6,316	0.439%	(14,193)	(388)	(13,805)	CITI
J Sainsbury PLC (D30)	12/20/24	0.250%(Q)	6,316	0.295%	(1,947)	(388)	(1,559)	CITI
Jaguar Land Rover Automotive PLC (D30)	12/20/24	0.250%(Q)	6,316	1.360%	(91,701)	(388)	(91,313)	CITI
JPMorgan Chase & Co. (D30)	12/20/24	0.250%(Q)	6,316	0.307%	(3,003)	(388)	(2,615)	CITI
Koninklijke KPN NV (D30)	12/20/24	0.250%(Q)	6,316	0.205%	5,693	(388)	6,081	CITI
Kraft Heinz Foods Co. (D30)	12/20/24	0.250%(Q)	6,316	0.256%	1,324	(388)	1,712	CITI
Marks & Spencer PLC (D30)	12/20/24	0.250%(Q)	6,316	0.525%	(21,527)	(388)	(21,139)	CITI
Marriott International, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.251%	1,715	(388)	2,103	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
McDonald’s Corp. (D30)	12/20/24	0.250%(Q)	6,316	0.148%	$10,499	$(388)	$10,887	CITI
MGIC Investment Corp. (D30)	12/20/24	0.250%(Q)	6,316	0.433%	(13,679)	(388)	(13,291)	CITI
Monitchem Holdco 3 S.A. (D30)	12/20/24	0.250%(Q)	6,316	3.243%	(245,784)	(388)	(245,396)	CITI
Morgan Stanley (D30)	12/20/24	0.250%(Q)	6,316	0.385%	(9,644)	(388)	(9,256)	CITI
Naturgy Energy Group S.A. (D30)	12/20/24	0.250%(Q)	6,316	0.379%	(9,080)	(388)	(8,692)	CITI
NatWest Group PLC (D30)	12/20/24	0.250%(Q)	6,316	0.866%	(50,349)	(388)	(49,961)	CITI
Netflix, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.368%	(8,231)	(388)	(7,843)	CITI
Next PLC (D30)	12/20/24	0.250%(Q)	6,316	0.363%	(7,781)	(388)	(7,393)	CITI
Olin Corp. (D30)	12/20/24	0.250%(Q)	6,316	0.655%	(32,521)	(388)	(32,133)	CITI
Paramount Global (D30)	12/20/24	0.250%(Q)	6,316	0.875%	(51,095)	(388)	(50,707)	CITI
Pfizer, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.137%	11,493	(388)	11,881	CITI
Picard Bondco S.A. (D30)	12/20/24	0.250%(Q)	6,316	1.929%	(138,920)	(388)	(138,532)	CITI
Premier Foods Finance PLC (D30)	12/20/24	0.250%(Q)	6,316	0.992%	(60,847)	(388)	(60,459)	CITI
Radian Group, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.769%	(42,174)	(388)	(41,786)	CITI
Renault S.A. (D30)	12/20/24	0.250%(Q)	6,316	0.665%	(33,392)	(388)	(33,004)	CITI
Reynolds American, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.402%	(11,047)	(388)	(10,659)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Rolls-Royce Holdings PLC (D30)	12/20/24	0.250%(Q)	6,316	0.850%	$(48,967)	$(388)	$(48,579)	CITI
Schaeffler AG (D30)	12/20/24	0.250%(Q)	6,316	0.725%	(38,390)	(388)	(38,002)	CITI
Sealed Air Corp. (D30)	12/20/24	0.250%(Q)	6,316	0.574%	(25,630)	(388)	(25,242)	CITI
Societe Generale S.A. (D30)	12/20/24	0.250%(Q)	6,316	0.698%	(36,166)	(388)	(35,778)	CITI
Sprint Communications LLC (D30)	12/20/24	0.250%(Q)	6,316	0.491%	(18,637)	(388)	(18,249)	CITI
Stellantis NV (D30)	12/20/24	0.250%(Q)	6,316	0.422%	(12,747)	(388)	(12,359)	CITI
TDC Holding A/S (D30)	12/20/24	0.250%(Q)	6,316	0.392%	(10,216)	(388)	(9,828)	CITI
Tenet Healthcare Corp. (D30)	12/20/24	0.250%(Q)	6,316	0.750%	(40,567)	(388)	(40,179)	CITI
Tesco PLC (D30)	12/20/24	0.250%(Q)	6,316	0.305%	(2,869)	(388)	(2,481)	CITI
Tesla, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.717%	(37,709)	(388)	(37,321)	CITI
thyssenkrupp AG (D30)	12/20/24	0.250%(Q)	6,316	0.804%	(45,053)	(388)	(44,665)	CITI
T-Mobile USA, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.559%	(24,380)	(388)	(23,992)	CITI
TUI AG (D30)	12/20/24	0.250%(Q)	6,316	3.366%	(255,201)	(388)	(254,813)	CITI
Unibail-Rodamco-Westfield SE (D30)	12/20/24	0.250%(Q)	6,316	0.867%	(50,346)	(388)	(49,958)	CITI
UniCredit SpA (D30)	12/20/24	0.250%(Q)	6,316	1.120%	(71,740)	(388)	(71,352)	CITI
UPC Holding BV (D30)	12/20/24	0.250%(Q)	6,316	2.005%	(145,076)	(388)	(144,688)	CITI
Valeo SE (D30)	12/20/24	0.250%(Q)	6,316	0.792%	(44,040)	(388)	(43,652)	CITI
Verisure Holding AB (D30)	12/20/24	0.250%(Q)	6,316	2.553%	(190,483)	(388)	(190,095)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Verizon Communications, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.693%	$(35,696)	$(388)	$(35,308)	CITI
Virgin Media Finance PLC (D30)	12/20/24	0.250%(Q)	6,316	1.819%	(129,755)	(388)	(129,367)	CITI
Volkswagen International Finance N.V. (D30)	12/20/24	0.250%(Q)	6,316	0.611%	(28,782)	(388)	(28,394)	CITI
Volvo AB (D30)	12/20/24	0.250%(Q)	6,316	0.776%	(42,697)	(388)	(42,309)	CITI
Walt Disney Co. (The) (D30)	12/20/24	0.250%(Q)	6,316	0.277%	(423)	(388)	(35)	CITI
Wells Fargo & Co. (D30)	12/20/24	0.250%(Q)	6,316	0.425%	(13,017)	(388)	(12,629)	CITI
Yum! Brands, Inc. (D30)	12/20/24	0.250%(Q)	6,316	0.321%	(4,198)	(388)	(3,810)	CITI
Advanced Micro Devices, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.255%	1,455	(401)	1,856	CITI
Ally Financial, Inc. (D31)	12/20/24	0.250%(Q)	6,522	1.665%	(120,700)	(401)	(120,299)	CITI
Altice Finco S.A. (D31)	12/20/24	0.250%(Q)	6,522	15.365%	(1,139,417)	(401)	(1,139,016)	CITI
Altice France S.A. (D31)	12/20/24	0.250%(Q)	6,522	12.321%	(938,772)	(401)	(938,371)	CITI
American Express Co. (D31)	12/20/24	0.250%(Q)	6,522	0.157%	10,122	(401)	10,523	CITI
Anglo American PLC (D31)	12/20/24	0.250%(Q)	6,522	0.453%	(15,912)	(401)	(15,511)	CITI
ArcelorMittal S.A. (D31)	12/20/24	0.250%(Q)	6,522	0.665%	(34,426)	(401)	(34,025)	CITI
AT&T, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.744%	(41,319)	(401)	(40,918)	CITI
Avis Budget Group, Inc. (D31)	12/20/24	0.250%(Q)	6,522	1.201%	(81,003)	(401)	(80,602)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ball Corp. (D31)	12/20/24	0.250%(Q)	6,522	0.497%	$(19,750)	$(401)	$(19,349)	CITI
Bank of America Corp. (D31)	12/20/24	0.250%(Q)	6,522	0.468%	(17,223)	(401)	(16,822)	CITI
Barclays Bank PLC (D31)	12/20/24	0.250%(Q)	6,522	0.729%	(39,942)	(401)	(39,541)	CITI
BNP Paribas S.A. (D31)	12/20/24	0.250%(Q)	6,522	0.563%	(25,553)	(401)	(25,152)	CITI
Bouygues S.A. (D31)	12/20/24	0.250%(Q)	6,522	0.188%	7,314	(401)	7,715	CITI
British Telecommunications PLC (D31)	12/20/24	0.250%(Q)	6,522	0.350%	(6,864)	(401)	(6,463)	CITI
CCO Holdings LLC (D31)	12/20/24	0.250%(Q)	6,522	1.136%	(75,342)	(401)	(74,941)	CITI
Cellnex Telecom S.A. (D31)	12/20/24	0.250%(Q)	6,522	0.466%	(17,073)	(401)	(16,672)	CITI
CMA CGM S.A. (D31)	12/20/24	0.250%(Q)	6,522	1.055%	(68,220)	(401)	(67,819)	CITI
Comcast Corp. (D31)	12/20/24	0.250%(Q)	6,522	0.228%	3,874	(401)	4,275	CITI
Commerzbank AG (D31)	12/20/24	0.250%(Q)	6,522	0.470%	(17,425)	(401)	(17,024)	CITI
Continental AG (D31)	12/20/24	0.250%(Q)	6,522	0.404%	(11,636)	(401)	(11,235)	CITI
Cox Communications, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.258%	1,173	(401)	1,574	CITI
Dell, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.355%	(7,352)	(401)	(6,951)	CITI
Deutsche Lufthansa AG (D31)	12/20/24	0.250%(Q)	6,522	0.896%	(54,471)	(401)	(54,070)	CITI
Devon Energy Corp. (D31)	12/20/24	0.250%(Q)	6,522	0.446%	(15,256)	(401)	(14,855)	CITI
Domtar Corp. (D31)	12/20/24	0.250%(Q)	6,522	4.135%	(327,791)	(401)	(327,390)	CITI
Elis S.A. (D31)	12/20/24	0.250%(Q)	6,522	0.417%	(12,762)	(401)	(12,361)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Elo S.A. (D31)	12/20/24	0.250%(Q)	6,522	0.551%	$(24,538)	$(401)	$(24,137)	CITI
Expedia Group, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.347%	(6,641)	(401)	(6,240)	CITI
Faurecia SE (D31)	12/20/24	0.250%(Q)	6,522	1.100%	(72,219)	(401)	(71,818)	CITI
Ford Motor Co. (D31)	12/20/24	0.250%(Q)	6,522	1.102%	(72,380)	(401)	(71,979)	CITI
Ford Motor Co. (D31)	12/20/24	0.250%(Q)	6,522	1.072%	(69,789)	(401)	(69,388)	CITI
General Electric Co. (D31)	12/20/24	0.250%(Q)	6,522	0.379%	(9,419)	(401)	(9,018)	CITI
General Motors Co. (D31)	12/20/24	0.250%(Q)	6,522	0.741%	(41,058)	(401)	(40,657)	CITI
Genworth Holdings, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.776%	(44,113)	(401)	(43,712)	CITI
GKN Holdings Ltd. (D31)	12/20/24	0.250%(Q)	6,522	0.417%	(12,742)	(401)	(12,341)	CITI
Glencore International AG (D31)	12/20/24	0.250%(Q)	6,522	0.594%	(28,211)	(401)	(27,810)	CITI
Goldman Sachs Group, Inc. (The) (D31)	12/20/24	0.250%(Q)	6,522	0.444%	(15,114)	(401)	(14,713)	CITI
Goodyear Tire & Rubber Co. (The) (D31)	12/20/24	0.250%(Q)	6,522	1.022%	(65,573)	(401)	(65,172)	CITI
HCA, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.404%	(11,615)	(401)	(11,214)	CITI
HeidelbergCement AG (D31)	12/20/24	0.250%(Q)	6,522	0.432%	(14,059)	(401)	(13,658)	CITI
HP, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.361%	(7,843)	(401)	(7,442)	CITI
INEOS Group Holdings S.A. (D31)	12/20/24	0.250%(Q)	6,522	1.193%	(80,265)	(401)	(79,864)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
International Business Machines Corp. (D31)	12/20/24	0.250%(Q)	6,522	0.181%	$8,009	$(401)	$8,410	CITI
ITV PLC (D31)	12/20/24	0.250%(Q)	6,522	0.439%	(14,656)	(401)	(14,255)	CITI
J Sainsbury PLC (D31)	12/20/24	0.250%(Q)	6,522	0.295%	(2,011)	(401)	(1,610)	CITI
Jaguar Land Rover Automotive PLC (D31)	12/20/24	0.250%(Q)	6,522	1.360%	(94,691)	(401)	(94,290)	CITI
JPMorgan Chase & Co. (D31)	12/20/24	0.250%(Q)	6,522	0.307%	(3,101)	(401)	(2,700)	CITI
K&S AG (D31)	12/20/24	0.250%(Q)	6,522	0.757%	(42,434)	(401)	(42,033)	CITI
Koninklijke KPN NV (D31)	12/20/24	0.250%(Q)	6,522	0.205%	5,878	(401)	6,279	CITI
Kraft Heinz Foods Co. (D31)	12/20/24	0.250%(Q)	6,522	0.256%	1,367	(401)	1,768	CITI
Marks & Spencer PLC (D31)	12/20/24	0.250%(Q)	6,522	0.525%	(22,230)	(401)	(21,829)	CITI
Marriott International, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.251%	1,770	(401)	2,171	CITI
MGIC Investment Corp. (D31)	12/20/24	0.250%(Q)	6,522	0.433%	(14,125)	(401)	(13,724)	CITI
Morgan Stanley (D31)	12/20/24	0.250%(Q)	6,522	0.385%	(9,959)	(401)	(9,558)	CITI
Naturgy Energy Group S.A. (D31)	12/20/24	0.250%(Q)	6,522	0.379%	(9,376)	(401)	(8,975)	CITI
NatWest Group PLC (D31)	12/20/24	0.250%(Q)	6,522	0.866%	(51,991)	(401)	(51,590)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Netflix, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.368%	$(8,500)	$(401)	$(8,099)	CITI
Next PLC (D31)	12/20/24	0.250%(Q)	6,522	0.363%	(8,036)	(401)	(7,635)	CITI
Olin Corp. (D31)	12/20/24	0.250%(Q)	6,522	0.655%	(33,582)	(401)	(33,181)	CITI
Paramount Global (D31)	12/20/24	0.250%(Q)	6,522	0.875%	(52,762)	(401)	(52,361)	CITI
Pfizer, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.137%	11,867	(401)	12,268	CITI
Picard Bondco S.A. (D31)	12/20/24	0.250%(Q)	6,522	1.929%	(143,451)	(401)	(143,050)	CITI
Publicis Groupe S.A. (D31)	12/20/24	0.250%(Q)	6,522	0.239%	2,842	(401)	3,243	CITI
Radian Group, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.769%	(43,549)	(401)	(43,148)	CITI
Renault S.A. (D31)	12/20/24	0.250%(Q)	6,522	0.665%	(34,481)	(401)	(34,080)	CITI
Reynolds American, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.402%	(11,408)	(401)	(11,007)	CITI
Rolls-Royce Holdings PLC (D31)	12/20/24	0.250%(Q)	6,522	0.850%	(50,564)	(401)	(50,163)	CITI
Schaeffler AG (D31)	12/20/24	0.250%(Q)	6,522	0.725%	(39,642)	(401)	(39,241)	CITI
Sealed Air Corp. (D31)	12/20/24	0.250%(Q)	6,522	0.574%	(26,466)	(401)	(26,065)	CITI
Societe Generale S.A. (D31)	12/20/24	0.250%(Q)	6,522	0.698%	(37,346)	(401)	(36,945)	CITI
Sprint Communications LLC (D31)	12/20/24	0.250%(Q)	6,522	0.491%	(19,245)	(401)	(18,844)	CITI
Stellantis NV (D31)	12/20/24	0.250%(Q)	6,522	0.422%	(13,163)	(401)	(12,762)	CITI
TDC Holding A/S (D31)	12/20/24	0.250%(Q)	6,522	0.392%	(10,550)	(401)	(10,149)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Telefonaktiebolaget LM Ericsson (D31)	12/20/24	0.250%(Q)	6,522	0.613%	$(29,867)	$(401)	$(29,466)	CITI
Tenet Healthcare Corp. (D31)	12/20/24	0.250%(Q)	6,522	0.750%	(41,890)	(401)	(41,489)	CITI
Tesco PLC (D31)	12/20/24	0.250%(Q)	6,522	0.305%	(2,963)	(401)	(2,562)	CITI
Tesla, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.717%	(38,939)	(401)	(38,538)	CITI
thyssenkrupp AG (D31)	12/20/24	0.250%(Q)	6,522	0.804%	(46,522)	(401)	(46,121)	CITI
T-Mobile USA, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.559%	(25,176)	(401)	(24,775)	CITI
TUI AG (D31)	12/20/24	0.250%(Q)	6,522	3.366%	(263,523)	(401)	(263,122)	CITI
Unibail-Rodamco-Westfield SE (D31)	12/20/24	0.250%(Q)	6,522	0.867%	(51,988)	(401)	(51,587)	CITI
UniCredit SpA (D31)	12/20/24	0.250%(Q)	6,522	1.120%	(74,080)	(401)	(73,679)	CITI
Valeo SE (D31)	12/20/24	0.250%(Q)	6,522	0.792%	(45,477)	(401)	(45,076)	CITI
Verisure Holding AB (D31)	12/20/24	0.250%(Q)	6,522	2.553%	(196,695)	(401)	(196,294)	CITI
Verizon Communications, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.693%	(36,861)	(401)	(36,460)	CITI
Vivendi SE (D31)	12/20/24	0.250%(Q)	6,522	0.351%	(6,939)	(401)	(6,538)	CITI
Volkswagen International Finance N.V. (D31)	12/20/24	0.250%(Q)	6,522	0.611%	(29,721)	(401)	(29,320)	CITI
Volvo AB (D31)	12/20/24	0.250%(Q)	6,522	0.776%	(44,090)	(401)	(43,689)	CITI
Walt Disney Co. (The) (D31)	12/20/24	0.250%(Q)	6,522	0.277%	(437)	(401)	(36)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Wells Fargo & Co. (D31)	12/20/24	0.250%(Q)	6,522	0.425%	$(13,442)	$(401)	$(13,041)	CITI
Yum! Brands, Inc. (D31)	12/20/24	0.250%(Q)	6,522	0.321%	(4,335)	(401)	(3,934)	CITI
					$(77,448,885)	$(2,676,742)	$(74,772,143)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.30.V4 (D01)	12/20/23	1.000%(Q)	72,250	$(262,714)	$10,765	$(273,479)	BARC
CDX.EM.30.V4 (D02)	12/20/23	1.000%(Q)	297,500	(1,081,763)	(10,086)	(1,071,677)	BARC
CDX.EM.30.V4 (D03)	12/20/23	1.000%(Q)	127,500	(463,613)	7,337	(470,950)	BARC
CDX.EM.30.V4 (D04)	12/20/23	1.000%(Q)	85,000	(309,075)	3,971	(313,046)	CITI
CDX.EM.30.V4 (D05)	12/20/23	1.000%(Q)	85,000	(309,075)	5,328	(314,403)	CITI
CDX.EM.34.V3 (D06)	12/20/25	1.000%(Q)	89,240	2,374,433	1,002	2,373,431	MSI
CDX.EM.34.V3 (D07)	12/20/25	1.000%(Q)	92,000	2,447,870	(14,343)	2,462,213	CITI
CDX.EM.34.V3 (D08)	12/20/25	1.000%(Q)	184,000	4,895,739	(28,687)	4,924,426	MSI
CDX.EM.34.V3 (D09)	12/20/25	1.000%(Q)	184,000	4,895,739	(28,687)	4,924,426	MSI
CDX.EM.36.V3 (D13)	12/20/26	1.000%(Q)	23,000	372,963	22,246	350,717	BOA
CDX.EM.36.V3 (D14)	12/20/26	1.000%(Q)	184,000	2,983,702	159,328	2,824,374	CITI
CDX.EM.36.V3 (D15)	12/20/26	1.000%(Q)	92,000	1,491,851	92,700	1,399,151	MSI
CDX.EM.36.V3 (D16)	12/20/26	1.000%(Q)	460,000	7,459,256	724,220	6,735,036	BARC
CDX.EM.36.V3 (D17)	12/20/26	1.000%(Q)	92,000	1,491,852	116,112	1,375,740	MSI
CDX.EM.36.V3 (D18)	12/20/26	1.000%(Q)	92,000	1,491,851	(36,780)	1,528,631	MSI
CDX.EM.36.V3 (D19)	12/20/26	1.000%(Q)	184,000	2,983,702	19,125	2,964,577	MSI
CDX.EM.35.V3 (D20)	06/20/26	1.000%(Q)	69,000	800,786	22,373	778,413	BARC
CDX.EM.36.V3 (D21)	12/20/26	1.000%(Q)	13,800	223,777	(4,698)	228,475	BOA
CDX.EM.39.V1 (D23)	06/20/28	1.000%(Q)	100,000	3,702,084	—	3,702,084	MSI
CDX.Capetown.0-5% (D24)^	06/20/24	0.250%(Q)	25,000	3,445,187	7,031	3,438,156	CITI
CDX.Capetown.10-100% (D24)^	06/20/24	0.250%(Q)	450,000	(799,353)	126,563	(925,916)	CITI
CDX.Capetown.5-10% (D24)^	06/20/24	0.250%(Q)	25,000	146,814	7,031	139,783	CITI
CDX.Copenhagen.0-5% (D25)^	12/20/24	0.250%(Q)	25,000	3,228,851	8,322	3,220,529	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.Copenhagen.10-15% (D25)^	12/20/24	0.250%(Q)	25,000	$6,736,983	$8,322	$6,728,661	CITI
CDX.Copenhagen.15-100% (D25)^	12/20/24	0.250%(Q)	425,000	(1,116,811)	141,466	(1,258,277)	CITI
CDX.Copenhagen.5-10% (D25)^	12/20/24	0.250%(Q)	25,000	8,860	8,322	538	CITI
CDX.Hilo.0-5% (D26)^	06/20/24	0.250%(Q)	25,000	2,901,449	7,031	2,894,418	CITI
CDX.Hilo.10-15% (D26)^	06/20/24	0.250%(Q)	12,500	41,999	3,516	38,483	CITI
CDX.Hilo.15-100% (D26)^	06/20/24	0.250%(Q)	425,000	(856,165)	119,531	(975,696)	CITI
CDX.Hilo.5-10% (D26)^	06/20/24	0.250%(Q)	12,500	(8,924)	3,516	(12,440)	CITI
CDX.Hilo.5-15% (D26)^	06/20/24	0.250%(Q)	25,000	33,074	7,031	26,043	CITI
CDX.Wainscott.0-5% (D27)^	12/20/23	0.250%(Q)	25,000	57,655	4,514	53,141	CITI
CDX.Wainscott.10-100% (D27)^	12/20/23	0.250%(Q)	450,000	(526,158)	81,258	(607,416)	CITI
CDX.Wainscott.5-10% (D27)^	12/20/23	0.250%(Q)	25,000	2,261,473	4,514	2,256,959	CITI
CDX.Newport.0-5% (D28)^	12/20/24	0.250%(Q)	25,000	198,214	8,322	189,892	CITI
CDX.Newport.10-15% (D28)^	12/20/24	0.250%(Q)	25,000	649,772	8,322	641,450	CITI
CDX.Newport.15-100% (D28)^	12/20/24	0.250%(Q)	425,000	(618,137)	(533,634)	(84,503)	CITI
CDX.Newport.5-10% (D28)^	12/20/24	0.250%(Q)	25,000	140,138	8,322	131,816	CITI
CDX.Saltlake.0-5% (D29)^	06/20/24	0.250%(Q)	75,000	15,388,412	4,153	15,384,259	CITI
CDX.Saltlake.10-100% (D29)^	06/20/24	0.250%(Q)	1,350,000	(1,713,551)	(650,084)	(1,063,467)	CITI
CDX.Saltlake.5-10% (D29)^	06/20/24	0.250%(Q)	75,000	1,091,741	4,153	1,087,588	CITI
CDX.New York.0-5% (D30)^	12/20/24	0.250%(Q)	30,000	5,610,487	1,844	5,608,643	CITI
CDX.New York.10-100% (D30)^	12/20/24	0.250%(Q)	540,000	(1,001,776)	33,196	(1,034,972)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.New York.5-10% (D30)^	12/20/24	0.250%(Q)	30,000	$425,289	$1,844	$423,445	CITI
CDX.Zanzibar.0-5% (D31)^	12/20/24	0.250%(Q)	30,000	5,787,996	1,844	5,786,152	CITI
CDX.Zanzibar.10-100% (D31)^	12/20/24	0.250%(Q)	360,000	(702,680)	22,131	(724,811)	CITI
CDX.Zanzibar.15-100% (D31)^	12/20/24	0.250%(Q)	170,000	(371,457)	10,451	(381,908)	CITI
CDX.Zanzibar.5-10% (D31)^	12/20/24	0.250%(Q)	20,000	255,618	1,230	254,388	CITI
CDX.Zanzibar.5-15% (D31)^	12/20/24	0.250%(Q)	20,000	147,927	1,230	146,697	CITI
				$76,032,292	$522,518	$75,509,774

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.32.V4 (D10)	12/20/24	1.000%(Q)	42,500	0.627%	$262,758	$(11,455)	$274,213	MSI
CDX.EM.35.V3 (D11)	06/20/26	1.000%(Q)	36,800	1.483%	(427,086)	(41,728)	(385,358)	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)(cont’d.)**:
CDX.EM.35.V3 (D12)	06/20/26	1.000%(Q)	4,600	1.483%	$(53,386)	$(6,093)	$(47,293)	BOA
CDX.EM.33.V4 (D22)	06/20/25	1.000%(Q)	98,027	0.749%	555,940	(227,767)	783,707	GSI
					$338,226	$(287,043)	$625,269
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D23). The Fund also bought/sold protection on a customized CDX Index and bought/sold protection on the corporate issuers which comprise the index. The upfront premium is attached to the index of the trade for the customized CDX package(s). Each swap is priced individually. The Index trades are divided into tranches differentiated by a percentage range representing the risk of default of the underlying issuers; individual tranches will be reduced according to corresponding aggregate rates of default. Individual packages in the tables above are denoted by the corresponding footnotes (D24 – D31).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	08/14/23	0.500%(M)	402,279	*	$273,336	$(10,761)	$284,097	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	39,620	$(90,713)		$822,250		$(912,963)		DB
Gazprom PAO	12/20/23	1.000%(Q)		41,000	5,461,991		5,166,594		295,397		BARC
Gazprom PAO	12/20/23	1.000%(Q)		2,100	279,761		305,701		(25,940)		GSI
Gazprom PAO	06/20/24	1.000%(Q)		6,000	1,225,950		1,532,816		(306,866)		BARC
Gazprom PAO	06/20/24	1.000%(Q)		5,000	1,021,625		1,238,346		(216,721)		HSBC
Gazprom PAO	12/20/24	1.000%(Q)		1,200	269,503		386,641		(117,138)		GSI
Gazprom PAO	06/20/27	1.000%(Q)		4,600	1,305,602		2,199,071		(893,469)		JPM

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Petroleos Mexicanos	06/20/24	1.000%(Q)		17,000	$258,382		$356,468		$(98,086)		CITI
Republic of Italy	12/20/27	1.000%(Q)	EUR	89,075	(1,902,681)		(2,962,150)		1,059,469		BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	40,000	(854,418)		(1,330,182)		475,764		BARC
United Mexican States	12/20/24	1.000%(Q)		31,000	(346,217)		(127,107)		(219,110)		BARC
United Mexican States	12/20/24	1.000%(Q)		26,000	(290,376)		(85,941)		(204,435)		BARC
United Mexican States	12/20/24	1.000%(Q)		6,250	(69,802)		14,642		(84,444)		CITI
United Mexican States	12/20/24	1.000%(Q)		5,745	(64,162)		11,241		(75,403)		CITI
United Mexican States	12/20/24	1.000%(Q)		4,000	(44,673)		(4,716)		(39,957)		CITI
					$6,159,772		$7,523,674		$(1,363,902)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	06/20/24	1.000%(Q)	47,780	0.349%	$327,384	$58,674	$268,710	GSI
Bombardier, Inc.	12/20/23	5.000%(Q)	7,070	1.226%	144,162	101,663	42,499	MSI
Cemex	06/20/24	5.000%(Q)	13,400	2.020%	423,365	(40,434)	463,799	MSI
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	45,000	0.764%	93,470	(672,091)	765,561	DB
General Motors Co.	06/20/26	5.000%(Q)	14,920	1.028%	1,667,655	1,680,513	(12,858)	GSI
Generalitat de Catalunya	12/20/25	1.000%(Q)	29,800	*	449,121	(135,907)	585,028	DB
Government of Japan	06/20/28	1.000%(Q)	35,000	0.172%	1,323,276	1,194,384	128,892	CITI
Halliburton Co.	12/20/26	1.000%(Q)	27,820	0.443%	517,775	180,770	337,005	GSI
Host Hotels & Resorts LP	06/20/24	1.000%(Q)	15,790	0.336%	109,894	54,350	55,544	GSI
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	250,000	0.277%	30,679	157,108	(126,429)	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Israel Electric Corp. Ltd.	06/20/24	1.000%(Q)	ILS	200,000	0.551%	$277,026	$127,388	$149,638	DB
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)		3,000	1.107%	(792)	10,712	(11,504)	BARC
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)		5,060	2.162%	(166,448)	(291,381)	124,933	BOA
Petroleos Mexicanos	12/20/24	1.000%(Q)		31,000	3.787%	(1,098,489)	(431,797)	(666,692)	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)		26,000	3.787%	(921,313)	(377,103)	(544,210)	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)		6,250	3.787%	(221,469)	(165,730)	(55,739)	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)		5,745	3.787%	(203,574)	(150,565)	(53,009)	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)		4,000	3.787%	(141,741)	(76,008)	(65,733)	CITI
Petroleos Mexicanos	06/20/25	1.000%(Q)		7,000	4.199%	(380,921)	(203,235)	(177,686)	CITI
Petroleos Mexicanos	12/20/28	1.000%(Q)		10,000	6.468%	(2,185,890)	(943,164)	(1,242,726)	CITI
Republic of Hungary	06/20/24	1.000%(Q)		25,000	0.642%	107,267	137,650	(30,383)	CITI
Republic of Hungary	12/20/24	1.000%(Q)		15,000	0.794%	58,951	112,529	(53,578)	CITI
Republic of Serbia	12/20/25	1.000%(Q)		5,700	1.403%	(44,771)	(3,968)	(40,803)	BNP
Simon Property Group LP	06/20/26	1.000%(Q)		68,920	0.524%	964,580	462,361	502,219	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		40,810	0.786%	281,688	494,455	(212,767)	GSI
						$1,410,885	$1,281,174	$129,711

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)		Value at Trade Date		Value at July 31, 2023		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	2,482,050		4.094%		$67,613,002		$101,681,897		$34,068,895
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 4.930%	$269,446	$3,887,556	$3,618,110
GBP	280,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.930%	(13,420,212)	42,246,906	55,667,118
GBP	40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.930%	(2,744,672)	10,362,838	13,107,510
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.930%	(1,550,973)	9,876,274	11,427,247
	1,512,042	03/08/24	5.386%(T)	1 Day SOFR(2)(T)/ 5.310%	(3,259)	1,211,508	1,214,767
	1,168,017	03/09/24	5.488%(T)	1 Day SOFR(2)(T)/ 5.310%	—	2,069,588	2,069,588
	542,296	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(932,713)	(932,713)
	691,968	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.310%	—	984,120	984,120
	1,273,101	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.310%	—	1,258,419	1,258,419
					$(17,449,670)	$70,964,496	$88,414,166

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -67bps(T)/ 4.660%	GSI	09/20/23	(144,291)	$(515,857)	$—	$(515,857)
Total Return Benchmark Bond Index(T)	1 Day USOIS -55bps(T)/ 4.780%	JPM	12/20/23	(37,269)	(368,591)	—	(368,591)
					$(884,448)	$—	$(884,448)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).